UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS

SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.0%
Financials - 10.1%
Capital Markets - 1.1%
Affiliated Managers Group, Inc. (a)	11,860	$1,821,340
BlackRock, Inc.-Class A	4,110	1,055,777
Credit Suisse Group AG	18,460	485,511
Deutsche Bank AG (REG)	9,790	382,753
Macquarie Group Ltd.	18,157	706,339
State Street Corp.	6,600	389,994
UBS AG	101,862	1,566,353

		6,408,067

Commercial Banks - 2.9%
Australia & New Zealand Banking Group Ltd.	11,760	350,734
Banco do Brasil SA	31,200	423,823
Banco Santander Brasil SA/Brazil (ADR)	14,400	104,544
Barclays PLC	84,770	377,164
BB&T Corp.	37,600	1,180,264
BNP Paribas SA	2,900	149,111
China Construction Bank Corp.-Class H	196,000	160,665
CIT Group, Inc. (a)	41,200	1,791,376
Fifth Third Bancorp	13,200	215,292
HSBC Holdings PLC	199,740	2,131,141
KB Financial Group, Inc.	11,345	378,994
KeyCorp	15,100	150,396
Lloyds Banking Group PLC (a)	412,380	307,271
Mitsubishi UFJ Financial Group, Inc. (b)	132,100	796,990
Mizuho Financial Group, Inc. (b)	76,200	163,510
National Australia Bank Ltd.	26,400	851,827
Regions Financial Corp.	20,700	169,533
Sberbank of Russia (Sponsored ADR)	23,279	296,807
Societe Generale SA (a)	15,319	504,347
Sumitomo Mitsui Financial Group, Inc.	10,500	430,761
SunTrust Banks, Inc.	7,700	221,837
Unione di Banche Italiane SCPA	73,380	271,822
US Bancorp	25,100	851,643
Wells Fargo & Co.	104,900	3,880,251

		16,160,103

Consumer Finance - 0.5%
Capital One Financial Corp.	21,700	1,192,415
Discover Financial Services	34,500	1,546,980
Muthoot Finance Ltd.	18,911	63,344
Shriram Transport Finance Co., Ltd.	21,625	276,235

		3,078,974

Diversified Financial Services - 2.5%
Bank of America Corp.	238,400	2,903,712
Citigroup, Inc.	62,700	2,773,848
IG Group Holdings PLC	102,632	834,694
ING Groep NV (a)	92,800	667,737
IntercontinentalExchange, Inc. (a)	22,383	3,649,996
JPMorgan Chase & Co.	62,500	2,966,250
ORIX Corp. (a)	31,000	395,807

		14,192,044

Company	Shares	U.S. $ Value
Insurance - 2.5%
Admiral Group PLC	61,550	$1,248,861
Aegon NV	51,769	312,584
AIA Group Ltd.	329,200	1,443,145
Allianz SE	1,740	237,201
Aviva PLC	50,440	228,641
Berkshire Hathaway, Inc. (a)	7,600	791,920
Chubb Corp. (The)	16,500	1,444,245
Everest Re Group Ltd.	7,600	986,936
Fidelity National Financial, Inc.-Class A	30,600	772,038
Genworth Financial, Inc.-Class A (a)	32,700	327,000
Lancashire Holdings Ltd.	51,110	631,526
MetLife, Inc.	12,200	463,844
Muenchener Rueckversicherungs AG	1,280	239,907
PartnerRe Ltd.	10,900	1,014,899
Prudential PLC	88,110	1,431,041
Reinsurance Group of America, Inc.-Class A	10,900	650,403
Suncorp Group Ltd.	31,250	385,676
Torchmark Corp.	11,400	681,720
Travelers Cos., Inc. (The)	6,300	530,397
Validus Holdings Ltd.	9,300	347,541

		14,169,525

Real Estate Investment Trusts (REITs) - 0.3%
Westfield Group	131,160	1,486,053

Real Estate Management & Development - 0.2%
Hang Lung Group Ltd.	8,000	45,175
Wharf Holdings Ltd.	136,000	1,218,906

		1,264,081

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	44,020	667,653

		57,426,500

Consumer Discretionary - 8.8%
Auto Components - 0.7%
Cie Generale des Etablissements Michelin-Class B	6,500	544,574
GKN PLC	94,750	381,828
Lear Corp.	18,000	987,660
Magna International, Inc. (New York)-Class A	12,200	716,140
Nokian Renkaat Oyj	4,900	218,606
TRW Automotive Holdings Corp. (a)	13,900	764,500
Valeo SA	7,020	380,371

		3,993,679

Automobiles - 1.1%
Bayerische Motoren Werke AG	3,590	310,672
Ford Motor Co.	110,700	1,455,705
Harley-Davidson, Inc.	18,451	983,438
Honda Motor Co., Ltd.	20,800	801,018
Kia Motors Corp.	3,100	157,288
Mazda Motor Corp. (a)	115,000	338,268
Nissan Motor Co., Ltd.	43,400	420,998
Renault SA	2,840	178,175
Toyota Motor Corp.	24,600	1,268,518

Company	Shares	U.S. $ Value
Volkswagen AG (Preference Shares)	2,650	$527,806

		6,441,886

Distributors - 0.2%
Li & Fung Ltd.	704,000	973,197

Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	18,700	301,680
Estacio Participacoes SA	23,800	517,046

		818,726

Hotels, Restaurants & Leisure - 1.2%
Autogrill SpA	13,790	163,407
Chipotle Mexican Grill, Inc.-Class A (a)	1,950	635,447
Melco Crown Entertainment Ltd. (ADR) (a)	12,520	292,217
Sands China Ltd.	252,000	1,311,267
Sodexo	17,799	1,659,090
Starbucks Corp.	37,890	2,158,214
Whitbread PLC	8,820	344,978

		6,564,620

Household Durables - 0.5%
Brookfield Residential Properties, Inc. (a)(b)	25,740	626,511
PulteGroup, Inc. (a)	89,950	1,820,588
Sony Corp.	14,800	257,533

		2,704,632

Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	7,550	2,012,000
priceline.com, Inc. (a)	3,254	2,238,524

		4,250,524

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	11,900	210,504

Media - 2.1%
Comcast Corp.-Class A	103,470	4,346,775
Gannett Co., Inc.	38,800	848,556
Naspers Ltd.	3,974	247,604
News Corp.-Class A	41,800	1,275,736
Time Warner Cable, Inc.-Class A	12,200	1,171,932
Viacom, Inc.-Class B	21,500	1,323,755
Walt Disney Co. (The)	48,492	2,754,345

		11,968,703

Multiline Retail - 0.5%
Dollar General Corp. (a)	13,293	672,360
Don Quijote Co., Ltd.	6,000	266,134
Golden Eagle Retail Group Ltd. (b)	51,000	92,301
Macy’s, Inc.	32,700	1,368,168
Myer Holdings Ltd. (b)	54,460	167,816

		2,566,779

Specialty Retail - 1.2%
Belle International Holdings Ltd.	161,000	269,842

Company	Shares	U.S. $ Value
GameStop Corp.-Class A (b)	37,600	$1,051,672
Home Depot, Inc. (The)	3,100	216,318
Kingfisher PLC	37,890	166,085
Lowe’s Cos., Inc.	21,100	800,112
Nitori Holdings Co., Ltd.	6,350	490,262
O’Reilly Automotive, Inc. (a)	9,060	929,103
Shimamura Co., Ltd.	1,000	116,918
TJX Cos., Inc.	34,500	1,612,875
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,792	713,647
Yamada Denki Co., Ltd. (b)	12,490	573,048

		6,939,882

Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA	14,180	1,116,415
LVMH Moet Hennessy Louis Vuitton SA	2,516	432,274
Samsonite International SA	91,200	228,631
VF Corp.	4,730	793,457
Yue Yuen Industrial Holdings Ltd.	9,000	29,464

		2,600,241

		50,033,373

Information Technology - 8.4%
Communications Equipment - 1.0%
Cisco Systems, Inc.	72,500	1,515,975
F5 Networks, Inc. (a)	9,270	825,772
Harris Corp.	12,100	560,714
QUALCOMM, Inc.	36,215	2,424,594

		5,327,055

Computers & Peripherals - 1.5%
Wistron Corp.	127,882	140,344
EMC Corp./MA (a)	24,269	579,786
Apple, Inc.	11,320	5,010,572
Hewlett-Packard Co.	101,300	2,414,992
Fujitsu Ltd.	105,000	438,642

		8,584,336

Electronic Equipment, Instruments & Components - 0.4%
Trimble Navigation Ltd. (a)	25,660	768,774
Amphenol Corp.-Class A	11,690	872,658
Hon Hai Precision Industry Co., Ltd.	59,000	164,198
LG Display Co., Ltd. (a)	17,570	513,791

		2,319,421

Internet Software & Services - 1.8%
Baidu, Inc. (Sponsored ADR) (a)	5,810	509,537
LinkedIn Corp. (a)	8,490	1,494,749
eBay, Inc. (a)	58,463	3,169,864
Facebook, Inc. (a)	26,290	672,498
Akamai Technologies, Inc. (a)	17,100	603,459
Google, Inc.-Class A (a)	4,960	3,938,389

		10,388,496

Company	Shares	U.S. $ Value
IT Services - 1.1%
Cognizant Technology Solutions Corp.-Class A (a)	47,050	$3,604,500
Tata Consultancy Services Ltd.	13,391	387,863
Visa, Inc.-Class A	11,540	1,959,954

		5,952,317

Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials, Inc.	102,200	1,377,656
Tokyo Electron Ltd.	6,500	277,318
Mellanox Technologies Ltd. (a)(b)	4,522	251,016
Micron Technology, Inc. (a)	92,800	926,144
SK Hynix, Inc. (a)	15,200	402,433
Samsung Electronics Co., Ltd. (Preference Shares)	820	642,069
Sumco Corp.	23,200	264,000

		4,140,636

Software - 1.9%
TIBCO Software, Inc. (a)	26,816	542,220
CA, Inc.	6,100	153,537
ANSYS, Inc. (a)	22,705	1,848,641
Red Hat, Inc. (a)	18,070	913,619
SolarWinds, Inc. (a)	7,901	466,949
Electronic Arts, Inc. (a)	20,600	364,620
SAP AG	5,810	467,282
Symantec Corp. (a)	37,900	935,372
Nintendo Co., Ltd.	1,800	194,576
Citrix Systems, Inc. (a)	40,710	2,937,634
Intuit, Inc.	26,660	1,750,229
Aveva Group PLC	1,896	65,378

		10,640,057

		47,352,318

Health Care - 6.7%
Biotechnology - 1.5%
Actelion Ltd.	10,100	549,195
Biogen Idec, Inc. (a)	22,728	4,384,458
Celgene Corp. (a)	18,050	2,092,176
Gilead Sciences, Inc. (a)	22,630	1,107,286
Vertex Pharmaceuticals, Inc. (a)	9,700	533,306

		8,666,421

Health Care Equipment & Supplies - 1.0%
IDEXX Laboratories, Inc. (a)	19,000	1,755,410
Intuitive Surgical, Inc. (a)	5,120	2,514,893
Medtronic, Inc.	26,300	1,235,048

		5,505,351

Health Care Providers & Services - 1.1%
Aetna, Inc.	16,400	838,368
Health Net, Inc./CA (a)	15,100	432,162
McKesson Corp.	8,340	900,386
UnitedHealth Group, Inc.	30,521	1,746,107

Company	Shares	U.S. $ Value
WellPoint, Inc.	29,500	$1,953,785

		5,870,808

Life Sciences Tools & Services - 0.3%
Eurofins Scientific	4,398	924,675
Illumina, Inc. (a)(b)	12,362	667,548
Mettler-Toledo International, Inc. (a)	80	17,057

		1,609,280

Pharmaceuticals - 2.8%
Allergan, Inc./United States	17,673	1,972,837
AstraZeneca PLC	15,069	755,872
AstraZeneca PLC (Sponsored ADR)	17,300	864,654
GlaxoSmithKline PLC	41,490	971,573
Johnson & Johnson	22,600	1,842,578
Merck & Co., Inc.	44,000	1,946,120
Novartis AG	9,204	655,986
Pfizer, Inc.	159,000	4,588,740
Roche Holding AG	5,760	1,342,788
Roche Holding AG (Sponsored ADR)	12,800	750,080
Sanofi	3,410	347,770

		16,038,998

		37,690,858

Industrials - 6.1%
Aerospace & Defense - 1.1%
Boeing Co. (The)	17,620	1,512,677
European Aeronautic Defence and Space Co. NV	11,550	588,685
Northrop Grumman Corp.	4,100	287,615
Precision Castparts Corp.	20,065	3,804,726
Safran SA	7,290	325,361

		6,519,064

Airlines - 0.3%
Delta Air Lines, Inc. (a)	61,100	1,008,761
Japan Airlines Co., Ltd.	6,900	321,416
Qantas Airways Ltd. (a)	188,980	352,364
Turk Hava Yollari (a)	38,850	158,972

		1,841,513

Building Products - 0.2%
Asahi Glass Co., Ltd.	50,000	348,268
Masco Corp.	27,431	555,478

		903,746

Commercial Services & Supplies - 0.2%
Aggreko PLC	6,420	174,241
Edenred	10,589	347,037
Stericycle, Inc. (a)	8,609	914,104

		1,435,382

Electrical Equipment - 0.5%
AMETEK, Inc.	23,652	1,025,550
Roper Industries, Inc.	7,280	926,817

Company	Shares	U.S. $ Value
Sumitomo Electric Industries Ltd.	53,800	$661,959

		2,614,326

Industrial Conglomerates - 1.0%
Danaher Corp.	34,759	2,160,272
General Electric Co.	135,000	3,121,200
Siemens AG	2,900	312,616

		5,594,088

Industrial Warehouse Distribution - 0.8%
Daiwa House REIT Investment Corp. (b)	31	261,516
Global Logistic Properties Ltd.	955,000	2,028,102
Granite Real Estate Investment (a)	14,750	563,302
Mapletree Logistics Trust	445,000	436,237
Nippon Prologis REIT, Inc. (a)	32	348,436
ProLogis, Inc.	9,803	391,924
STAG Industrial, Inc.	14,970	318,412

		4,347,929

Machinery - 0.7%
FANUC Corp.	3,000	461,911
Flowserve Corp.	6,689	1,121,812
IHI Corp.	32,000	97,432
Illinois Tool Works, Inc.	13,600	828,784
Komatsu Ltd.	17,600	420,944
Parker Hannifin Corp.	1,900	174,002
Timken Co.	12,300	695,934

		3,800,819

Professional Services - 1.1%
Bureau Veritas SA	10,663	1,327,479
Capita PLC	138,926	1,899,031
Intertek Group PLC	38,492	1,988,975
SGS SA	372	913,032

		6,128,517

Road & Rail - 0.1%
East Japan Railway Co.	3,500	288,108
Tokyu Corp.	33,000	244,119

		532,227

Trading Companies & Distributors - 0.1%
Mitsubishi Corp. (b)	18,000	339,010
Mitsui & Co., Ltd. (b)	13,400	188,914

		527,924

		34,245,535

Consumer Staples - 5.0%
Beverages - 0.2%
Anheuser-Busch InBev NV	6,160	612,411
Asahi Group Holdings Ltd.	14,500	346,733
Coca-Cola Enterprises, Inc.	4,000	147,680

		1,106,824

Company	Shares	U.S. $ Value
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	8,320	$882,835
CVS Caremark Corp.	6,400	351,936
Jeronimo Martins SGPS SA	49,355	961,323
Koninklijke Ahold NV	36,660	562,008
Kroger Co. (The)	52,500	1,739,850
Olam International Ltd.	751,412	1,046,076
Sugi Holdings Co., Ltd. (b)	7,400	264,014
Tesco PLC	57,580	334,720
Tsuruha Holdings, Inc.	1,400	136,749
Wesfarmers Ltd.	3,750	157,465
WM Morrison Supermarkets PLC	77,970	327,731

		6,764,707

Food Products - 0.9%
Bunge Ltd.	5,000	369,150
Danone SA	2,920	203,316
Hershey Co. (The)	21,840	1,911,655
Nestle SA	3,040	220,019
Tyson Foods, Inc.-Class A	53,800	1,335,316
Unilever PLC	24,790	1,048,546

		5,088,002

Household Products - 0.5%
Henkel AG & Co. KGaA	13,681	1,081,354
Procter & Gamble Co. (The)	12,200	940,132
Reckitt Benckiser Group PLC	11,080	795,517

		2,817,003

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The)-Class A	23,820	1,525,194

Tobacco - 1.9%
Altria Group, Inc.	42,300	1,454,697
British American Tobacco PLC	50,419	2,703,593
Imperial Tobacco Group PLC	15,610	545,964
Japan Tobacco, Inc.	63,800	2,040,802
Philip Morris International, Inc.	44,185	4,096,391

		10,841,447

		28,143,177

Energy - 4.8%
Energy Equipment & Services - 1.4%
Aker Solutions ASA	1,323	24,833
AMEC PLC	13,008	209,041
Diamond Offshore Drilling, Inc.	12,200	848,632
Halliburton Co.	21,500	868,815
Helix Energy Solutions Group, Inc. (a)	21,800	498,784
Nabors Industries Ltd.	23,200	376,304
National Oilwell Varco, Inc.	12,860	909,845
Oceaneering International, Inc.	14,342	952,452
Schlumberger Ltd.	34,864	2,610,965
Seadrill Ltd.	14,610	532,437
Technip SA	4,200	430,794

		8,262,902

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 3.4%
BP PLC	151,290	$1,063,871
BP PLC (Sponsored ADR)	13,600	575,960
Chevron Corp.	22,900	2,720,978
ENI SpA	34,740	777,773
EOG Resources, Inc.	7,471	956,811
Exxon Mobil Corp.	70,300	6,334,733
Gazprom OAO (Sponsored ADR)	36,290	308,465
JX Holdings, Inc.	53,300	300,531
Marathon Petroleum Corp.	17,000	1,523,200
Noble Energy, Inc.	13,631	1,576,561
Petroleo Brasileiro SA (Sponsored ADR)	24,690	448,124
Royal Dutch Shell PLC (ADR)	11,400	742,824
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	18,375	595,107
Valero Energy Corp.	25,700	1,169,093

		19,094,031

		27,356,933

Equity:Other - 3.9%
Diversified/Specialty - 3.2%
Aviv REIT, Inc. (a)	4,272	102,784
British Land Co. PLC	80,751	668,479
Buzzi Unicem SpA	19,790	305,247
CapitaLand Ltd.	78,000	223,098
Country Garden Holdings Co., Ltd. (a)	436,000	216,366
CyrusOne, Inc.	22,574	515,590
Duke Realty Corp.	32,770	556,435
Dundee Real Estate Investment Trust	10,136	365,688
Evergrande Real Estate Group Ltd. (b)	961,000	388,198
Fibra Uno Administracion SA de CV	137,940	455,093
Hang Lung Properties Ltd.	445,000	1,668,889
Henderson Land Development Co., Ltd.	24,000	164,471
ICADE (b)	1,389	121,580
Land Securities Group PLC	18,761	236,830
LPN Development PCL	310,900	268,063
Mapletree Commercial Trust	339,000	367,852
Mexico Real Estate Management SA de CV (a)	279,540	622,385
Mitsubishi Estate Co., Ltd.	83,000	2,351,173
Mitsui Fudosan Co., Ltd.	53,100	1,516,394
New World Development Co., Ltd.	477,958	813,549
Spirit Realty Capital, Inc.	30,548	580,412
Sumitomo Realty & Development Co., Ltd.	26,000	1,012,884
Sun Hung Kai Properties Ltd.	83,708	1,127,436
Supalai PCL	142,600	101,283
Swire Properties Ltd.	144,000	513,071
Telecity Group PLC	68,817	946,754
UOL Group Ltd.	78,516	443,375
Vornado Realty Trust	3,230	270,157
West Fraser Timber Co., Ltd.	6,880	609,539
Wheelock & Co., Ltd.	54,000	290,069

		17,823,144

Health Care - 0.7%
Chartwell Retirement Residences	26,140	285,112
HCP, Inc.	17,290	862,080
Health Care REIT, Inc.	9,270	629,526
LTC Properties, Inc.	14,540	592,214

Company	Shares	U.S. $ Value
Omega Healthcare Investors, Inc.	15,020	$456,007
Sabra Health Care REIT, Inc.	5,620	163,036
Senior Housing Properties Trust	19,300	517,819
Ventas, Inc.	7,250	530,700

		4,036,494

		21,859,638

Retail - 2.0%
Regional Mall - 0.6%
CapitaMall Trust	84,000	141,779
General Growth Properties, Inc.	25,580	508,530
Pennsylvania Real Estate Investment Trust	33,010	640,064
Simon Property Group, Inc.	13,376	2,120,899

		3,411,272

Shopping Center/Other Retail - 1.4%
Aeon Mall Co., Ltd.	14,800	451,923
American Realty Capital Properties, Inc.	40,040	587,787
Citycon Oyj (b)	58,590	167,589
Corio NV	9,967	465,593
DDR Corp.	47,690	830,760
Eurocommercial Properties NV	9,500	347,945
Fortune Real Estate Investment Trust	201,000	177,630
Fukuoka REIT Co.	25	226,386
Japan Retail Fund Investment Corp.	69	171,197
Kite Realty Group Trust	65,410	440,863
Klepierre	12,523	492,455
Link REIT (The)	68,268	373,219
Mercialys SA	14,380	294,587
Ramco-Gershenson Properties Trust	39,620	665,616
RioCan Real Estate Investment Trust (Toronto)	4,973	136,092
Unibail-Rodamco SE	6,449	1,502,051
Westfield Retail Trust	265,230	835,023

		8,166,716

		11,577,988

Materials - 1.8%
Chemicals - 1.2%
Arkema SA	1,513	137,879
BASF SE	1,730	151,899
CF Industries Holdings, Inc.	725	138,018
Denki Kagaku Kogyo KK	30,000	108,458
DIC Corp.	60,000	128,899
Filtrona PLC	69,937	775,442
Huntsman Corp.	51,100	949,949
Incitec Pivot Ltd.	6,901	22,305
Koninklijke DSM NV	5,618	327,377
LyondellBasell Industries NV	25,400	1,607,566
Monsanto Co.	19,229	2,031,159
OCI Co., Ltd.	750	108,348
Teijin Ltd.	67,000	155,453
Ube Industries Ltd./Japan (b)	41,000	80,998

		6,723,750

Construction Materials - 0.0%
Boral Ltd.	9,205	47,248

Company	Shares	U.S. $ Value
Taiheiyo Cement Corp.	87,000	$208,948

		256,196

Metals & Mining - 0.6%
Anglo American PLC	16,990	438,736
BHP Billiton PLC	26,390	768,522
Dowa Holdings Co., Ltd.	22,000	172,812
KGHM Polska Miedz SA	4,290	207,913
MMC Norilsk Nickel OJSC (ADR)	26,700	450,963
Rio Tinto PLC	13,250	624,081
Vale SA (Sponsored ADR) (Local Preference Shares)	29,640	489,949
Xstrata PLC	12,430	202,356

		3,355,332

		10,335,278

Residential - 1.6%
Multi-Family - 1.1%
Associated Estates Realty Corp.	30,610	570,570
AvalonBay Communities, Inc.	2,630	333,142
Berkeley Group Holdings PLC	10,220	317,389
BRE Properties, Inc.	2,760	134,357
Brookfield Incorporacoes SA	102,519	127,340
China Overseas Land & Investment Ltd.	148,000	410,277
China Vanke Co., Ltd.-Class B	180,790	353,380
Equity Residential	9,150	503,799
KWG Property Holding Ltd.	381,500	240,196
LEG Immobilien AG (a)	10,329	553,442
Mid-America Apartment Communities, Inc.	6,570	453,724
Mirvac Group	131,633	222,730
Persimmon PLC	17,190	280,015
Rossi Residencial SA	120,540	183,726
Stockland	274,529	1,047,704
Toll Brothers, Inc. (a)	15,730	538,595

		6,270,386

Self Storage - 0.3%
Extra Space Storage, Inc.	20,480	804,249
Public Storage	5,280	804,250

		1,608,499

Single Family - 0.2%
Fortune Brands Home & Security, Inc. (a)	15,470	579,042
Realogy Holdings Corp. (a)	11,480	560,684

		1,139,726

		9,018,611

Office - 1.3%
Office - 1.3%
Allied Properties Real Estate Investment Trust	8,326	270,717
Boston Properties, Inc.	4,294	433,952
Brandywine Realty Trust	13,200	196,020
CapitaCommercial Trust	330,000	422,653
Castellum AB	18,354	261,746
Cominar Real Estate Investment Trust	8,963	203,638
Commonwealth Property Office Fund	304,640	352,622

Company	Shares	U.S. $ Value
Corporate Office Properties Trust	15,991	$426,640
Douglas Emmett, Inc.	17,866	445,399
Dundee International Real Estate Investment Trust	7,023	73,559
Hongkong Land Holdings Ltd.	57,000	423,501
Hufvudstaden AB-Class A (b)	26,781	336,626
Investa Office Fund	123,270	393,278
Japan Excellent, Inc.	37	278,225
Japan Real Estate Investment Corp.	23	318,689
Kenedix Realty Investment Corp.-Class A	79	383,624
Mack-Cali Realty Corp. (b)	13,910	397,965
Nippon Building Fund, Inc. (b)	56	784,683
Orix JREIT, Inc.	277	391,158
Parkway Properties, Inc./MD	32,888	610,072

		7,404,767

Utilities - 0.9%
Electric Utilities - 0.6%
American Electric Power Co., Inc.	14,100	685,683
Edison International	17,200	865,504
EDP - Energias de Portugal SA	104,430	321,817
Electricite de France SA	17,570	337,036
NV Energy, Inc.	56,200	1,125,686

		3,335,726

Gas Utilities - 0.1%
Atmos Energy Corp.	17,100	729,999

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	31,534	404,244

Multi-Utilities - 0.1%
Centrica PLC	60,160	336,756
DTE Energy Co.	2,500	170,850
National Grid PLC	31,870	370,322

		877,928

		5,347,897

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	64,700	2,373,843
Nippon Telegraph & Telephone Corp.	17,200	750,945
TDC A/S	22,336	171,918
Vivendi SA	16,994	351,572

		3,648,278

Wireless Telecommunication Services - 0.2%
NTT DoCoMo, Inc. (b)	227	337,450
Vodafone Group PLC	304,713	864,678

		1,202,128

		4,850,406

Lodging - 0.7%
Lodging - 0.7%
Ashford Hospitality Trust, Inc.	50,740	627,147
Far East Hospitality Trust	335,000	317,672
Great Eagle Holdings Ltd.	83,000	338,683

Company	Shares		U.S. $ Value
Host Hotels & Resorts, Inc.		22,300	$390,027
InterContinental Hotels Group PLC		13,941	426,137
Pebblebrook Hotel Trust		15,960	411,608
RLJ Lodging Trust		32,120	731,051
Strategic Hotels & Resorts, Inc. (a)		76,800	641,280

			3,883,605

Total Common Stocks (cost $289,345,174)			356,526,884

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 10.0%
Industrial - 4.7%
Basic - 0.7%
Alcoa, Inc.
5.40%, 4/15/21	U.S.$	285	295,149
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		290	306,958
Basell Finance Co. BV
8.10%, 3/15/27 (c)		145	194,300
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		203	238,835
Cia Minera Milpo SAA
4.625%, 3/28/23 (c)		240	238,627
Dow Chemical Co. (The)
4.125%, 11/15/21		165	176,639
5.25%, 11/15/41		160	171,038
8.55%, 5/15/19		253	340,075
Gerdau Trade, Inc.
5.75%, 1/30/21 (c)		101	107,818
International Paper Co.
4.75%, 2/15/22		285	320,803
7.95%, 6/15/18		190	244,528
LyondellBasell Industries NV
5.75%, 4/15/24		435	510,038
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		237	235,213
Vale SA
5.625%, 9/11/42		480	474,871

			3,854,892

Capital Goods - 0.2%
Embraer SA
5.15%, 6/15/22		130	141,538
Odebrecht Finance Ltd.
5.125%, 6/26/22 (c)		200	210,300
Owens Corning
6.50%, 12/01/16 (d)		178	200,401
Republic Services, Inc.
3.80%, 5/15/18		17	18,694
5.25%, 11/15/21		165	192,877
5.50%, 9/15/19		233	276,609

			1,040,419

Company	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.9%
CBS Corp.
5.75%, 4/15/20	U.S.$	250	$295,028
8.875%, 5/15/19		190	253,768
Comcast Corp.
5.15%, 3/01/20		740	876,684
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		215	219,767
4.60%, 2/15/21		255	277,628
4.75%, 10/01/14		155	163,967
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c)(e)		221	238,127
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)		233	235,353
News America, Inc.
6.15%, 3/01/37-2/15/41		352	416,145
Omnicom Group, Inc.
3.625%, 5/01/22		165	168,666
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		435	565,206
SES
3.60%, 4/04/23 (c)		105	104,494
Time Warner Cable, Inc.
5.00%, 2/01/20		157	178,649
7.50%, 4/01/14		145	154,639
Time Warner Entertainment Co. LP
8.375%, 3/15/23		311	425,195
WPP Finance 2010
4.75%, 11/21/21		77	83,168
WPP Finance UK
8.00%, 9/15/14		350	384,235

			5,040,719

Communications - Telecommunications - 0.6%
American Tower Corp.
5.05%, 9/01/20		380	421,837
AT&T, Inc.
4.30%, 12/15/42 (c)		23	21,429
4.45%, 5/15/21		251	282,448
5.35%, 9/01/40		328	351,149
BellSouth Corp.
5.20%, 9/15/14		94	100,126
British Telecommunications PLC
2.00%, 6/22/15		200	204,618
5.95%, 1/15/18		121	144,244
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)		490	491,876
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	46	48,051
Telecom Italia Capital SA
6.00%, 9/30/34	U.S.$	65	60,343
7.175%, 6/18/19		170	193,343
Telefonica Emisiones SAU
5.462%, 2/16/21		185	199,099
United States Cellular Corp.
6.70%, 12/15/33		135	142,308

Company	Principal Amount (000)		U.S. $ Value
Vodafone Group PLC
6.15%, 2/27/37	U.S.$	375	$444,707
7.875%, 2/15/30		100	141,064

			3,246,642

Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		725	798,522
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)		341	368,435

			1,166,957

Consumer Cyclical - Entertainment - 0.1%
Time Warner, Inc.
4.70%, 1/15/21		123	138,697
7.625%, 4/15/31		275	372,086
Turner Broadcasting System, Inc.
8.375%, 7/01/13		225	229,219
Viacom, Inc.
5.625%, 9/15/19		83	98,715

			838,717

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22		195	216,450
Marriott International, Inc./DE
3.00%, 3/01/19		242	253,503

			469,953

Consumer Cyclical - Retailers - 0.1%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		475	500,990

Consumer Non-Cyclical - 0.5%
Actavis, Inc.
3.25%, 10/01/22		171	173,341
Ahold Finance USA LLC
6.875%, 5/01/29		420	541,153
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		69	74,820
5.875%, 5/15/13		180	180,987
8.50%, 6/15/19		153	197,217
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)		260	265,138
ConAgra Foods, Inc.
3.20%, 1/25/23		146	145,520
Kroger Co. (The)
3.40%, 4/15/22		340	354,204
Reynolds American, Inc.
3.25%, 11/01/22		220	217,513
Tyson Foods, Inc.
4.50%, 6/15/22		480	522,300

			2,672,193

Company	Principal Amount (000)		U.S. $ Value
Energy - 0.7%
Anadarko Petroleum Corp.
6.45%, 9/15/36	U.S.	$109	$133,969
ConocoPhillips Holding Co.
6.95%, 4/15/29		66	89,162
Encana Corp.
3.90%, 11/15/21		580	613,531
Marathon Petroleum Corp.
3.50%, 3/01/16		67	71,586
5.125%, 3/01/21		163	190,112
Nabors Industries, Inc.
9.25%, 1/15/19		269	345,983
Noble Energy, Inc.
8.25%, 3/01/19		374	487,763
Noble Holding International Ltd.
4.90%, 8/01/20		36	39,921
Phillips 66
4.30%, 4/01/22		665	730,012
Transocean, Inc.
2.50%, 10/15/17		212	214,683
Valero Energy Corp.
6.125%, 2/01/20		275	334,143
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		175	188,753
9.625%, 3/01/19		285	372,224

			3,811,842

Technology - 0.3%
Agilent Technologies, Inc.
5.00%, 7/15/20		71	80,778
Baidu, Inc.
2.25%, 11/28/17		380	384,619
Hewlett-Packard Co.
4.65%, 12/09/21		214	221,897
Intel Corp.
4.80%, 10/01/41		265	279,895
Motorola Solutions, Inc.
3.50%, 3/01/23		300	301,769
7.50%, 5/15/25		35	44,312
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		495	514,677

			1,827,947

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14		307	324,438
5.75%, 12/15/16		155	174,010

			498,448

Transportation - Railroads - 0.1%
CSX Corp.
4.75%, 5/30/42		465	482,825
5.50%, 8/01/13		35	35,567

			518,392

Company	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Asciano Finance Ltd.
3.125%, 9/23/15 (c)	U.S.	$470	$484,230
Con-way, Inc.
6.70%, 5/01/34		68	71,472
Ryder System, Inc.
5.85%, 11/01/16		127	144,961
7.20%, 9/01/15		127	144,252

			844,915

			26,333,026

Financial Institutions - 4.1%
Banking - 2.6%
Bank of America Corp.
3.30%, 1/11/23		275	271,166
5.00%, 5/13/21		315	353,087
5.875%, 1/05/21-2/07/42		414	490,747
7.375%, 5/15/14		340	363,861
Series L
5.65%, 5/01/18		90	104,113
Barclays Bank PLC
6.625%, 3/30/22 (c)	EUR	300	438,808
7.625%, 11/21/22	U.S.	$480	473,400
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17		290	330,996
5.70%, 11/15/14		190	204,775
Citigroup, Inc.
5.375%, 8/09/20		571	668,496
8.50%, 5/22/19		190	253,127
Compass Bank
5.50%, 4/01/20		314	326,422
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		485	488,317
Countrywide Financial Corp.
6.25%, 5/15/16		92	102,473
Danske Bank A/S
5.684%, 2/15/17	GBP	182	264,096
DNB Bank ASA
3.20%, 4/03/17 (c)	U.S.	$485	513,694
Fifth Third Bancorp
3.50%, 3/15/22		188	195,882
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		290	337,190
6.00%, 6/15/20		440	519,295
Series G
7.50%, 2/15/19		335	419,107
HSBC Holdings PLC
4.00%, 3/30/22		515	554,103
5.10%, 4/05/21		320	369,751
ING Bank NV
2.00%, 9/25/15 (c)		480	488,756
JPMorgan Chase & Co.
4.40%, 7/22/20		390	432,326
4.50%, 1/24/22		165	180,827
4.625%, 5/10/21		233	260,423

Company	Principal Amount (000)		U.S. $ Value
Series 1
7.90%, 4/30/18	U.S.	$270	$310,184
Macquarie Bank Ltd.
5.00%, 2/22/17 (c)		90	99,321
Macquarie Group Ltd.
4.875%, 8/10/17 (c)		194	210,858
Morgan Stanley
3.75%, 2/25/23		105	106,133
Series G
5.50%, 7/24/20-7/28/21		676	776,810
6.625%, 4/01/18		345	412,414
Murray Street Investment Trust I
4.647%, 3/09/17		44	48,114
National Capital Trust II
5.486%, 3/23/15 (c)		91	92,365
Nationwide Building Society
6.25%, 2/25/20 (c)		465	544,292
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		121	139,452
Santander US Debt SAU
2.991%, 10/07/13 (c)		500	503,336
Societe Generale SA
2.50%, 1/15/14 (c)		245	247,597
SouthTrust Corp.
5.80%, 6/15/14		225	235,503
Standard Chartered PLC
4.00%, 7/12/22 (c)		470	485,322
UBS AG/Stamford CT
7.625%, 8/17/22		380	424,635
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (c)		230	231,492
Vesey Street Investment Trust I
4.404%, 9/01/16		115	125,006
Wachovia Bank NA
5.85%, 2/01/37		250	302,325
Wachovia Corp.
5.50%, 5/01/13		320	321,351

			15,021,748

Brokerage - 0.1%
Nomura Holdings, Inc.
2.00%, 9/13/16		468	466,852

Finance - 0.3%
General Electric Capital Corp.
4.65%, 10/17/21		193	216,073
Series G
5.625%, 5/01/18		480	568,066
SLM Corp.
7.25%, 1/25/22		340	379,950
Series A
5.375%, 5/15/14		270	281,547

			1,445,636

Company	Principal Amount (000)		U.S. $ Value
Insurance - 0.8%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16	U.S.	$160	$190,274
Allstate Corp. (The)
6.125%, 5/15/37		209	223,108
American International Group, Inc.
4.875%, 6/01/22		195	220,601
6.40%, 12/15/20		300	371,534
Coventry Health Care, Inc.
5.95%, 3/15/17		90	104,346
6.125%, 1/15/15		40	43,245
6.30%, 8/15/14		275	294,043
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (c)		163	220,092
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		95	100,401
5.125%, 4/15/22		180	207,620
5.50%, 3/30/20		242	282,243
Humana, Inc.
6.45%, 6/01/16		40	46,151
7.20%, 6/15/18		285	348,909
Lincoln National Corp.
8.75%, 7/01/19		98	132,829
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (c)		90	139,125
MetLife, Inc.
7.717%, 2/15/19		112	145,436
10.75%, 8/01/39		140	217,350
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		335	484,922
Prudential Financial, Inc.
5.625%, 6/15/43		320	331,200
WellPoint, Inc.
3.30%, 1/15/23		170	172,268
XL Group PLC
5.25%, 9/15/14		135	142,442
6.375%, 11/15/24		157	190,404

			4,608,543

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15		336	356,547

REITS - 0.2%
ERP Operating LP
5.25%, 9/15/14		105	111,807
HCP, Inc.
5.375%, 2/01/21		505	586,609
Health Care REIT, Inc.
5.25%, 1/15/22		505	569,715
Healthcare Realty Trust, Inc.
5.125%, 4/01/14		131	136,740

			1,404,871

			23,304,197

Company	Principal Amount (000)		U.S. $ Value
Utility - 1.1%
Electric - 0.4%
CMS Energy Corp.
5.05%, 3/15/22	U.S.	$155	$178,420
Constellation Energy Group, Inc.
5.15%, 12/01/20		89	101,621
FirstEnergy Corp.
Series B
4.25%, 3/15/23		70	70,797
Series C
7.375%, 11/15/31		212	248,354
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		395	490,951
Nisource Finance Corp.
6.80%, 1/15/19		502	612,547
Pacific Gas & Electric Co.
4.50%, 12/15/41		190	198,469
6.05%, 3/01/34		38	47,535
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (c)		348	356,376
TECO Finance, Inc.
4.00%, 3/15/16		100	107,475
5.15%, 3/15/20		125	144,810
Union Electric Co.
6.70%, 2/01/19		45	56,423

			2,613,778

Natural Gas - 0.7%
DCP Midstream LLC
5.35%, 3/15/20 (c)		137	151,544
Energy Transfer Partners LP
6.70%, 7/01/18		127	153,232
7.50%, 7/01/38		410	511,952
Enterprise Products Operating LLC
5.20%, 9/01/20		305	357,708
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		424	450,501
4.15%, 3/01/22		220	235,929
ONEOK, Inc.
4.25%, 2/01/22		480	509,779
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		490	537,369
TransCanada PipeLines Ltd.
6.35%, 5/15/67		120	128,007
Williams Cos., Inc. (The)
3.70%, 1/15/23		434	430,836
Williams Partners LP
5.25%, 3/15/20		298	339,596

			3,806,453

			6,420,231

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (c)		290	323,002

Company	Principal Amount (000)		U.S. $ Value
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20	U.S.$	345	$379,974

			702,976

Total Corporates - Investment Grades (cost $52,101,919)			56,760,430

MORTGAGE PASS-THROUGHS - 7.1%
Agency Fixed Rate 30-Year - 5.8%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39		2,373	2,539,048
5.50%, 4/01/38		1,623	1,757,932
Series 2005
5.50%, 1/01/35		634	691,258
Series 2007
5.50%, 7/01/35		67	72,915
Federal National Mortgage Association
3.00%, TBA		4,585	4,728,998
3.50%, TBA		3,855	4,070,639
3.50%, TBA		2,235	2,354,433
4.00%, TBA		3,455	3,683,354
4.50%, TBA		2,750	2,962,696
4.50%, 8/01/40		702	757,001
5.00%, 12/01/39		381	423,276
5.50%, 5/01/38-6/01/38		1,102	1,203,173
6.00%, TBA		110	120,484
6.00%, 8/01/37-7/01/39		1,916	2,101,053
Series 2003
5.00%, 11/01/33		169	183,892
Series 2004
5.50%, 2/01/34-11/01/34		249	274,299
6.00%, 9/01/34-11/01/34		227	253,823
Series 2005
4.50%, 8/01/35		169	182,078
Series 2006
5.00%, 2/01/36		601	652,896
6.00%, 3/01/36		89	98,720
Series 2007
4.50%, 9/01/35		152	163,765
5.00%, 11/01/35-7/01/36		191	207,547
5.50%, 1/01/37-8/01/37		934	1,027,296
Series 2008
5.50%, 8/01/37		413	452,996
6.00%, 3/01/37-5/01/38		1,245	1,372,400
Series 2010
6.00%, 2/01/40-4/01/40		587	643,302

			32,979,274

Agency Fixed Rate 15-Year - 1.0%
Federal National Mortgage Association
3.00%, TBA		1,890	1,987,084
4.50%, TBA		790	849,836
4.50%, 6/01/26		2,336	2,518,647

			5,355,567

Agency ARMs - 0.3%
Federal Home Loan Mortgage Corp.

Company	Principal Amount (000)		U.S. $ Value
2.371%, 4/01/35 (d)	U.S.$	793	$840,376
Series 2008
2.764%, 11/01/37 (f)		68	72,675
Federal National Mortgage Association
2.475%, 8/01/37 (d)		354	377,763
Series 2007
2.38%, 3/01/34 (f)		230	245,260

			1,536,074

Total Mortgage Pass-Throughs (cost $39,111,408)			39,870,915

GOVERNMENTS - TREASURIES - 6.6%
United States - 6.6%
U.S. Treasury Bonds
2.75%, 8/15/42		280	259,787
3.00%, 5/15/42		900	881,156
3.125%, 2/15/43		670	671,256
4.50%, 2/15/36		1,490	1,892,532
4.625%, 2/15/40		3,835	4,992,691
5.375%, 2/15/31		5	6,956
U.S. Treasury Notes
0.50%, 7/31/17		1,155	1,148,413
0.625%, 8/31/17-11/30/17		2,340	2,333,956
0.75%, 6/30/17-12/31/17		1,555	1,560,516
0.875%, 11/30/16-1/31/18		8,515	8,623,435
1.00%, 8/31/16-3/31/17		9,490	9,663,709
1.625%, 11/15/22		2,175	2,136,429
1.75%, 5/15/22		840	842,428
2.00%, 11/15/21-2/15/23		2,100	2,138,571

Total Governments - Treasuries (cost $35,664,362)			37,151,835

ASSET-BACKED SECURITIES - 3.9%
Autos-Fixed Rate - 2.4%
Ally Master Owner Trust
Series 2011-3, Class A2
1.81%, 5/15/16		775	785,938
Series 2013-1, Class A2
1.00%, 2/15/18		390	389,982
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/14		30	30,137
Series 2011-4, Class A2
0.92%, 3/09/15		69	68,730
Series 2011-5, Class A2
1.19%, 8/08/15		83	83,235
Series 2012-4, Class A2
0.49%, 4/08/16		710	709,987
Series 2013-1, Class A2
0.49%, 6/08/16		423	423,074
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)		345	352,049

Company	Principal Amount (000)		U.S. $ Value
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16	U.S.$	395	$398,490
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		364	363,721
CarMax Auto Owner Trust
Series 2012-3, Class A2
0.43%, 9/15/15		385	384,993
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (c)		181	182,444
Series 2012-2A, Class A
1.30%, 6/15/17 (c)		358	360,004
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		386	385,990
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (c)	CAD	495	488,968
Series 2013-R1A, Class A2
1.676%, 9/15/16 (c)		341	336,317
Ford Credit Auto Lease Trust
Series 2011-B, Class A2
0.82%, 1/15/14	U.S.$	73	73,408
Series 2012-B, Class A2
0.54%, 11/15/14		511	511,189
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		155	154,532
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		590	591,358
Series 2013-1, Class A1
0.85%, 1/15/18		439	438,527
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (c)		870	869,899
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (c)		286	287,146
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (c)		505	504,755
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		140	142,526
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (c)		714	714,139
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (c)		565	565,397
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		337	337,345

Company	Principal Amount (000)		U.S. $ Value
Series 2012-B, Class A2A
0.45%, 6/15/15	U.S.$	244	$243,849
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		530	531,999
Series 2012-6, Class A2
0.47%, 9/15/15		210	209,972
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		320	320,186
Volkswagen Auto Loan Enhanced Trust
Series 2011-1, Class A3
1.22%, 6/22/15		742	744,959
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15		572	574,775

			13,560,020

Credit Cards - Fixed Rate - 1.0%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		1,010	1,012,425
Series 2012-5, Class A
0.59%, 5/15/18		565	565,242
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (c)		480	479,970
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		195	195,987
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		304	305,846
Series 2012-A3, Class A3
0.86%, 11/15/17		260	261,457
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		560	559,425
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20		515	519,678
Series 2012-7, Class A
1.76%, 9/15/22		445	442,206
Series 2013-1, Class A
1.35%, 3/15/21		490	489,984
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		310	315,419
Series 2013-A, Class A
1.61%, 12/15/21		246	246,796

			5,394,435

Other ABS - Fixed Rate - 0.2%
CIT Canada Equipment Receivables Trust
Series 2012-1A, Class A1
1.705%, 7/22/13 (c)	CAD	32	31,019

Company	Principal Amount (000)		U.S. $ Value
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (c)	U.S.	$268	$268,530
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		77	76,876
Series 2012-A, Class A3
0.94%, 5/15/17		375	376,519
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		195	195,824
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (c)		147	147,049

			1,095,817

Credit Cards - Floating Rate - 0.2%
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.903%, 2/15/17 (c)(d)		490	494,171
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.773%, 3/18/14 (c)(d)		545	546,418

			1,040,589

Autos - Floating Rate - 0.1%
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.693%, 6/20/17 (d)		790	793,560

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		109	107,834

Home Equity Loans - Floating Rate - 0.0%
RASC Trust
Series 2003-KS3, Class A2
0.804%, 5/25/33 (d)		1	946

Total Asset-Backed Securities (cost $21,935,827)			21,993,201

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%
Non-Agency Fixed Rate CMBS - 2.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.772%, 2/10/51		150	167,504
Bear Stearns Commercial Mortgage Securities
Series 2006-T24, Class AJ
5.598%, 10/12/41		200	194,924
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/23 (c)		495	507,372

Company	Principal Amount (000)		U.S. $ Value
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.365%, 4/15/40	U.S.	$110	$114,102
Commercial Mortgage Pass-Through Certificates
Series 2006-C3, Class AJ
5.805%, 6/15/38		190	185,542
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37		63	64,404
Series 2005-C1, Class A4
5.014%, 2/15/38		260	275,686
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.805%, 6/15/38		620	693,884
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.811%, 5/15/46		535	624,333
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (c)		330	329,353
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.243%, 4/10/37		215	171,686
Series 2007-GG9, Class A4
5.444%, 3/10/39		885	1,008,806
Series 2007-GG9, Class AM
5.475%, 3/10/39		175	193,023
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38		80	83,554
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		960	1,019,451
GS Mortgage Securities Trust
3.557%, 4/10/31 (c)		276	280,243
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		523	537,232
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB11, Class A4
5.335%, 8/12/37		170	182,290
Series 2007-CB19, Class AM
5.714%, 2/12/49		175	195,294
Series 2007-LD11, Class A4
5.807%, 6/15/49		251	288,013
Series 2007-LD12, Class AM
6.001%, 2/15/51		280	319,961
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		388	403,749
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.513%, 6/15/29		40	41,997
Series 2006-C1, Class A4
5.156%, 2/15/31		1,095	1,205,075

Company	Principal Amount (000)		U.S. $ Value
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	U.S.$	305	$309,449
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		480	542,743
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (c)		480	481,076
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4
3.185%, 3/10/46		813	838,038
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.875%, 12/15/45		310	311,762

			11,570,546

Non-Agency Floating Rate CMBS - 0.3%
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.904%, 12/05/31 (c)(d)		250	250,152
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.476%, 3/06/20 (c)(d)		75	75,394
Series 2013-KYO, Class A
1.052%, 11/08/29 (c)(d)		505	506,151
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A2
5.291%, 7/12/46 (f)		812	821,286

			1,652,983

Agency CMBS - 0.1%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		634	700,414

Total Commercial Mortgage-Backed Securities (cost $13,376,719)			13,923,943

AGENCIES - 2.4%
Agency Debentures - 2.4%
Federal Farm Credit Bank
0.264%, 6/26/13 (d)		2,500	2,500,943
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		2,198	2,287,676
Federal National Mortgage Association
6.25%, 5/15/29		740	1,050,903
6.625%, 11/15/30		2,277	3,390,234
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		4,770	4,243,130

Total Agencies (cost $11,891,094)			13,472,886

Company	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 0.5%
Industrial - 0.3%
Basic - 0.0%
Eagle Spinco, Inc.
4.625%, 2/15/21 (c)	U.S.$	40	$40,700

Capital Goods - 0.1%
B/E Aerospace, Inc.
5.25%, 4/01/22		295	304,219
Ball Corp.
5.00%, 3/15/22		290	301,600

			605,819

Communications - Telecommunications - 0.0%
VimpelCom Holdings BV
5.20%, 2/13/19 (c)		200	201,483

Consumer Cyclical - Other - 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		295	309,381

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17		79	84,826

Consumer Non-Cyclical - 0.0%
Olam International Ltd.
6.75%, 1/29/18 (c)		228	215,104

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		145	155,512
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (c)		100	100,837

			256,349

			1,713,662

Financial Institutions - 0.2%
Banking - 0.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	90	102,099
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	480	498,000
LBG Capital No.1 PLC
8.00%, 6/15/20 (c)		235	250,623
LBG Capital No.2 PLC
Series 22
15.00%, 12/21/19	EUR	140	256,627

			1,107,349

Other Finance - 0.0%
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)	U.S.$	173	195,254

Company	Principal Amount (000)		U.S. $ Value
			$1,302,603

Total Corporates - Non-Investment Grades (cost $2,705,739)			3,016,265

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Indonesia - 0.0%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)	U.S.	$250	271,250

Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (c)		251	298,690

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		460	534,953

South Korea - 0.1%
Korea National Oil Corp.
3.125%, 4/03/17 (c)		485	510,559

United Arab Emirates - 0.1%
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)		465	497,550

Total Quasi-Sovereigns (cost $1,906,623)			2,113,002

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Qatar - 0.1%
Qatar Government International Bond
4.50%, 1/20/22 (c)		270	302,824

Russia - 0.0%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (c)		231	286,089

Total Governments - Sovereign Bonds (cost $522,897)			588,913

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
California GO
7.625%, 3/01/40 (cost $350,688)		345	498,939

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
Non-Agency Fixed Rate - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.732%, 5/25/35		42	40,783
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36		15	15,221

Total Collateralized Mortgage Obligations (cost $56,788)			56,004

Company	Shares		U.S. $ Value
WARRANTS - 0.0%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd. , expiring 12/03/17 (a) (cost $0)		117,840	$40,655

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 6.7%
Time Deposit - 2.7%
State Street Time Deposit
0.01%, 4/01/13
(cost $15,513,954)	U.S.	$15,514	15,513,954

U.S. Treasury Bill - 3.0%
U.S. Treasury Bill
Zero Coupon, 4/04/13
(cost $17,149,864)		17,150	17,149,864

Treasury Bill - 1.0%
Japan Treasury Discount Bill
Series 339
Zero Coupon, 4/22/13
(cost $5,715,948)	JPY	540,000	5,736,289

Total Short-Term Investments (cost $38,379,766)			38,400,107

Total Investments Before Security Lending Collateral for Securities Loaned - 103.3% (cost $507,349,004)			584,413,979

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AllianceBernstein Exchange Reserves-Class I,
0.09% (g)
(cost $6,283,951)		6,283,951	6,283,951

Company	U.S. $ Value
Total Investments - 104.4% (cost $513,632,955) (h)	$590,697,930
Other assets less liabilities - (4.4)% (i)	(24,835,315)

Net Assets - 100.0%	$565,862,615

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro Stoxx 50 Index Futures	4	June 2013	$135,640	$130,954	$(4,686)
Topix Index Futures	1	June 2013	104,623	110,320	5,697

					$1,011

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	EUR	546	USD	720	5/15/13	$20,294
Barclays Bank PLC Wholesale	GBP	670	USD	1,073	5/15/13	54,925
Barclays Bank PLC Wholesale	HKD	4,856	USD	626	5/15/13	94
Barclays Bank PLC Wholesale	JPY	498,770	USD	5,345	5/15/13	44,917
Barclays Bank PLC Wholesale	USD	1,585	CHF	1,479	5/15/13	(26,135)
Barclays Bank PLC Wholesale	USD	2,071	NOK	11,482	5/15/13	(108,441)
Barclays Bank PLC Wholesale	JPY	42,014	USD	452	6/13/13	5,623
BNP Paribas SA	GBP	1,955	USD	2,917	5/15/13	(52,420)
Citibank, NA	GBP	2,499	USD	3,922	5/15/13	125,621
Citibank, NA	USD	2,040	AUD	1,989	5/15/13	24,589
Citibank, NA	USD	4,850	JPY	459,086	5/15/13	27,998
Citibank, NA	USD	1,489	SEK	9,574	5/15/13	(20,851)
Citibank, NA	USD	651	JPY	61,595	6/13/13	3,761
Credit Suisse International	NOK	12,011	USD	2,058	5/15/13	4,739
Credit Suisse International	USD	1,933	JPY	180,600	5/15/13	(13,758)
Credit Suisse International	USD	1,693	NOK	9,762	5/15/13	(24,844)
Credit Suisse International	USD	2,368	SEK	15,232	5/15/13	(32,327)
Credit Suisse International	USD	1,257	CAD	1,284	6/13/13	5,109
Deutsche Bank AG London	AUD	454	USD	463	5/15/13	(8,513)
Deutsche Bank AG London	NOK	9,233	USD	1,607	5/15/13	28,688
Deutsche Bank AG London	NZD	620	USD	518	5/15/13	747
Deutsche Bank AG London	USD	344	CAD	354	5/15/13	3,905
Deutsche Bank AG London	USD	352	CHF	334	5/15/13	(179)
Deutsche Bank AG London	USD	1,502	EUR	1,161	5/15/13	(13,796)
Deutsche Bank AG London	AUD	733	USD	763	6/13/13	3,395
Deutsche Bank AG London	CHF	396	USD	416	6/13/13	(1,614)
Goldman Sachs Capital Markets LP	EUR	640	USD	837	4/11/13	16,328
Goldman Sachs Capital Markets LP	JPY	540,000	USD	5,697	4/22/13	(40,084)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	AUD	1,356	USD	1,392	5/15/13	$(15,272)
Goldman Sachs Capital Markets LP	CHF	823	USD	899	5/15/13	31,416
Goldman Sachs Capital Markets LP	JPY	83,771	USD	935	5/15/13	44,461
Goldman Sachs Capital Markets LP	USD	1,823	GBP	1,202	5/15/13	3,049
Goldman Sachs Capital Markets LP	USD	1,425	JPY	131,516	5/15/13	(27,113)
Goldman Sachs Capital Markets LP	CAD	1,425	USD	1,386	6/13/13	(14,897)
Goldman Sachs Capital Markets LP	GBP	256	USD	383	6/13/13	(5,696)
HSBC BankUSA	CAD	564	USD	564	5/15/13	9,814
HSBC BankUSA	HKD	40,682	USD	5,247	5/15/13	5,399
HSBC BankUSA	USD	370	HKD	2,866	5/15/13	(383)
HSBC BankUSA	USD	515	NZD	620	5/15/13	2,706
HSBC BankUSA	GBP	257	USD	387	6/13/13	(3,735)
Morgan Stanley & Co., Inc.	EUR	2,447	USD	3,203	5/15/13	64,983
Royal Bank of Canada	CAD	836	USD	809	6/13/13	(12,455)
Royal Bank of Scotland PLC	CAD	980	USD	954	4/19/13	(10,431)
Royal Bank of Scotland PLC	EUR	1,814	USD	2,357	5/15/13	30,880
Royal Bank of Scotland PLC	GBP	1,386	USD	2,064	5/15/13	(41,576)
Royal Bank of Scotland PLC	JPY	355,968	USD	3,708	5/15/13	(74,689)
Royal Bank of Scotland PLC	SGD	531	USD	425	5/15/13	(3,412)
Royal Bank of Scotland PLC	USD	510	CHF	479	5/15/13	(4,744)
Royal Bank of Scotland PLC	USD	2,280	EUR	1,707	5/15/13	(91,494)
Royal Bank of Scotland PLC	USD	2,576	GBP	1,694	5/15/13	(2,597)
Royal Bank of Scotland PLC	EUR	903	USD	1,173	6/13/13	15,350
Royal Bank of Scotland PLC	JPY	47,575	USD	504	6/13/13	(1,890)
Royal Bank of Scotland PLC	SEK	7,479	USD	1,150	6/13/13	3,721
Royal Bank of Scotland PLC	USD	2,207	CHF	2,060	6/13/13	(35,282)
Royal Bank of Scotland PLC	USD	453	GBP	298	6/13/13	(457)
Royal Bank of Scotland PLC	USD	1,678	SEK	10,782	6/13/13	(25,967)
Standard Chartered Bank	USD	1,194	HKD	9,255	5/15/13	(1,098)
Standard Chartered Bank	USD	1,019	SGD	1,262	5/15/13	(1,705)
State Street Bank & Trust Co.	GBP	171	USD	259	4/11/13	(804)
State Street Bank & Trust Co.	AUD	263	USD	270	5/15/13	(2,772)
State Street Bank & Trust Co.	CAD	160	USD	162	5/15/13	4,603
State Street Bank & Trust Co.	EUR	140	USD	182	5/15/13	2,676
State Street Bank & Trust Co.	GBP	446	USD	686	5/15/13	8,923
State Street Bank & Trust Co.	HKD	1,811	USD	234	5/15/13	181
State Street Bank & Trust Co.	JPY	133,999	USD	1,456	5/15/13	31,954
State Street Bank & Trust Co.	USD	1,557	AUD	1,519	5/15/13	19,642
State Street Bank & Trust Co.	USD	359	CAD	370	5/15/13	4,813

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	213	CHF	195	5/15/13	$(7,170)
State Street Bank & Trust Co.	USD	596	EUR	446	5/15/13	(23,885)
State Street Bank & Trust Co.	USD	307	GBP	194	5/15/13	(11,833)
State Street Bank & Trust Co.	USD	446	NOK	2,455	5/15/13	(26,417)
State Street Bank & Trust Co.	AUD	259	USD	262	6/13/13	(5,868)
State Street Bank & Trust Co.	EUR	933	USD	1,223	6/13/13	26,633
State Street Bank & Trust Co.	NOK	1,392	USD	238	6/13/13	572
State Street Bank & Trust Co.	USD	267	AUD	259	6/13/13	1,157
State Street Bank & Trust Co.	USD	331	EUR	255	6/13/13	(3,688)
State Street Bank & Trust Co.	USD	120	JPY	11,501	6/13/13	2,652
State Street Bank & Trust Co.	USD	244	NOK	1,392	6/13/13	(6,665)
UBS AG	USD	362	AUD	347	5/15/13	(2,298)
UBS AG	USD	5,801	EUR	4,335	5/15/13	(242,228)
Westpac Banking Corp.	USD	1,302	AUD	1,245	5/15/13	(9,602)

						$(374,767)

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,970	1/30/17	1.059%	3 Month LIBOR	$(30,176)
JPMorgan Chase Bank, NA	2,200	2/7/22	2.043%	3 Month LIBOR	(45,623)

					$(75,799)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
BNP Paribas SA:
Anadarko Petroleum Corp.
5.95%, 9/15/16, 9/20/17*	1.00%	0.94%	$530	$1,291	$(16,047)	$17,338

*	Termination date

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate market value of these securities amounted to $23,107,976 or 4.1% of net assets.
(d)	Floating Rate Security. Stated interest rate was in effect at March 31, 2013.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2013.
(f)	Variable rate coupon, rate shown as of March 31, 2013.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $82,773,104 and gross unrealized depreciation of investments was $(5,708,129), resulting in net unrealized appreciation of $77,064,975.
(i)	An amount of U.S. $12,949 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SCPA	-	Società Consortile per Azioni
TBA	-	To Be Announced

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$35,363,558	$22,062,942	$	– 0	–	$57,426,500
Consumer Discretionary	35,388,481	14,644,892		– 0	–	50,033,373
Information Technology	43,394,424	3,957,894		– 0	–	47,352,318
Health Care	31,392,919	6,297,939		– 0	–	37,690,858

Industrials	20,081,222		14,164,313		– 0	–	34,245,535
Consumer Staples	15,716,159		12,427,018		– 0	–	28,143,177
Energy	22,974,422		4,382,511		– 0	–	27,356,933
Equity:Other	8,114,577		13,745,061		– 0	–	21,859,638
Retail	7,610,292		3,967,696		– 0	–	11,577,988
Materials	5,177,655		5,157,623		– 0	–	10,335,278
Residential	6,146,920		2,871,691		– 0	–	9,018,611
Office	3,057,962		4,346,805		– 0	–	7,404,767
Utilities	3,577,722		1,770,175		– 0	–	5,347,897
Telecommunication Services	2,373,843		2,476,563		– 0	–	4,850,406
Lodging	2,801,113		1,082,492		– 0	–	3,883,605
Corporates - Investment Grades	339,707		56,420,723		– 0	–	56,760,430
Mortgage Pass - Throughs	– 0	–	39,870,915		– 0	–	39,870,915
Governments - Treasuries	– 0	–	37,151,835		– 0	–	37,151,835
Asset-Backed Securities	– 0	–	20,788,604		1,204,597		21,993,201
Commercial Mortgage-Backed Securities	507,372		11,625,230		1,791,341		13,923,943
Agencies	– 0	–	13,472,886		– 0	–	13,472,886
Corporates - Non-Investment Grades	– 0	–	2,801,161		215,104		3,016,265
Quasi-Sovereigns	– 0	–	2,113,002		– 0	–	2,113,002
Governments - Sovereign Bonds	– 0	–	588,913		– 0	–	588,913
Local Governments - Municipal Bonds	– 0	–	498,939		– 0	–	498,939
Collateralized Mortgage Obligations	– 0	–	– 0	–	56,004		56,004
Warrants	40,655		– 0	–	– 0	–	40,655
Short-Term Investments:
Time Deposit	– 0	–	15,513,954		– 0	–	15,513,954
U.S. Treasury Bill	– 0	–	17,149,864		– 0	–	17,149,864
Treasury Bill	– 0	–	5,736,289		– 0	–	5,736,289
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,283,951		– 0	–	– 0	–	6,283,951

Total Investments in Securities	250,342,954		337,087,930	+	3,267,046		590,697,930
Other Financial Instruments* :
Assets:
Futures Contracts	5,697		– 0	–	– 0	–	5,697
Forward Currency Exchange Contracts	– 0	–	704,728		– 0	–	704,728
Credit Default Swap Contracts	– 0	–	17,338		– 0	–	17,338
Liabilities:
Futures Contracts	(4,686)		– 0	–	– 0	–	(4,686)
Forward Currency Exchange Contracts	– 0	–	(1,079,495)		– 0	–	(1,079,495)
Interest Rate Swap Contracts	– 0	–	(75,799)		– 0	–	(75,799)

Total^	$250,343,965		$336,654,702		$3,267,046		$590,265,713

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock - Residential		Asset-Backed Securities	Commercial Mortgage-Backed Securities
Balance as of 12/31/12	$297,587		$1,397,999	$1,601,699
Accrued discounts/(premiums)	– 0	–	243	5

Realized gain (loss)		– 0	–	1,203			44,011
Change in unrealized appreciation/depreciation		– 0	–	(4,536)			(44,577)
Purchases		– 0	–	– 0	–		933,676
Sales		– 0	–	(190,312)			(743,473)
Transfers in to Level 3		– 0	–	– 0	–		– 0	–
Transfers out of Level 3		(297,587)		– 0	–		– 0	–

Balance as of 3/31/13+	$	– 0	–	$1,204,597			$1,791,341

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13	$	– 0	–	$(4,536)			$(44,577)

	Coprorates - Non-Investment Grades			Collateralized Mortgage Obligations		Rights
Balance as of 12/31/12	$	– 0	–	$60,916		$	– 0	–
Accrued discounts/(premiums)		325		7			– 0	–
Realized gain (loss)		– 0	–	48			– 0	–
Change in unrealized appreciation/depreciation		(1,516)		275			– 0	–
Purchases		216,295		– 0	–		– 0	–
Sales		– 0	–	(5,242)			– 0	–
Transfers in to Level 3		– 0	–	– 0	–		– 0	–
Transfers out of Level 3		– 0	–	– 0	–		– 0	–

Balance as of 3/31/13		$215,104		$56,004		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13		$(1,516)		$275		$	– 0	–

	Total
Balance as of 12/31/12		$3,358,201
Accrued discounts/(premiums)		580
Realized gain (loss)		45,262
Change in unrealized appreciation/depreciation		(50,354)
Purchases		1,149,971
Sales		(939,027)
Transfers in to Level 3		– 0	–
Transfers out of Level 3		(297,587)

Balance as of 3/31/13		$3,267,046

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13		$(50,354)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 25.7%
Financials - 5.1%
Capital Markets - 0.5%
Aberdeen Asset Management PLC	3,678	$24,036
Ameriprise Financial, Inc.	495	36,457
Bank of New York Mellon Corp. (The)	2,815	78,792
BlackRock, Inc. - Class A	327	84,000
Charles Schwab Corp. (The)	2,640	46,702
Credit Suisse Group AG (a)	3,127	82,242
Daiwa Securities Group, Inc. (b)	4,000	28,355
Deutsche Bank AG (REG)	2,499	97,702
E*Trade Financial Corp. (a)	620	6,640
Franklin Resources, Inc.	340	51,275
Goldman Sachs Group, Inc. (The)	1,088	160,099
Invesco Ltd.	1,030	29,829
Julius Baer Group Ltd. (a)	1,220	47,546
Legg Mason, Inc.	260	8,359
Macquarie Group Ltd.	890	34,622
Morgan Stanley	3,320	72,974
Nomura Holdings, Inc.	9,800	60,934
Northern Trust Corp.	510	27,826
Partners Group Holding AG	133	32,845
Schroders PLC	729	23,417
State Street Corp.	1,135	67,067
T Rowe Price Group, Inc.	625	46,794
UBS AG (a)	9,783	150,435

		1,298,948

Commercial Banks - 1.9%
Aozora Bank Ltd. (b)	6,000	16,969
Australia & New Zealand Banking Group Ltd.	7,203	214,825
Banco Bilbao Vizcaya Argentaria SA	14,655	127,965
Banco de Sabadell SA (a) (b)	7,647	14,081
Banco Espirito Santo SA (a)	5,403	5,541
Banco Popular Espanol SA	14,317	10,646
Banco Santander SA	27,759	188,057
Bank Leumi Le-Israel BM (a)	6,125	21,661
Bank of Yokohama Ltd. (The)	3,000	17,405
Barclays PLC	31,160	138,639
BB&T Corp.	1,700	53,363
BNP Paribas SA	2,698	138,725
BOC Hong Kong Holdings Ltd.	10,000	33,511
CaixaBank	2,117	7,182
Chiba Bank Ltd. (The)	2,000	14,417
Comerica, Inc.	450	16,178
Commerzbank AG (a) (b)	11,674	17,198
Commonwealth Bank of Australia	4,251	301,947
Danske Bank A/S (a)	1,753	31,430
DBS Group Holdings Ltd.	5,000	64,714
DnB ASA	2,627	38,662
Erste Group Bank AG (a)	578	16,175
Fifth Third Bancorp	2,190	35,719
First Horizon National Corp.	585	6,248
Fukuoka Financial Group, Inc. (b)	4,000	20,056
Hang Seng Bank Ltd.	2,100	33,687
HSBC Holdings PLC	49,248	525,455

Company	Shares	U.S. $ Value
Huntington Bancshares, Inc./OH	2,065	$15,260
Intesa Sanpaolo SpA	27,085	39,907
Joyo Bank Ltd. (The)	3,000	16,735
KBC Groep NV	433	15,014
KeyCorp	2,275	22,659
Lloyds Banking Group PLC (a)	111,087	82,773
M&T Bank Corp.	315	32,495
Mitsubishi UFJ Financial Group, Inc. (b)	34,200	206,337
Mizrahi Tefahot Bank Ltd. (a)	973	10,395
Mizuho Financial Group, Inc. (b)	61,400	131,752
National Australia Bank Ltd.	6,018	194,178
Natixis	9,006	34,262
Nordea Bank AB	7,072	80,230
Oversea-Chinese Banking Corp., Ltd.	7,000	60,302
PNC Financial Services Group, Inc.	1,280	85,120
Raiffeisen Bank International AG	176	6,001
Regions Financial Corp.	3,375	27,641
Resona Holdings, Inc. (b)	5,100	26,929
Royal Bank of Scotland Group PLC (a)	5,577	23,436
Seven Bank Ltd. (b)	5,324	17,143
Shinsei Bank Ltd. (b)	12,000	27,575
Shizuoka Bank Ltd. (The)	1,000	11,288
Skandinaviska Enskilda Banken AB (b)	4,967	49,952
Societe Generale SA (a)	1,878	61,829
Standard Chartered PLC	6,409	166,417
Sumitomo Mitsui Financial Group, Inc.	3,600	147,689
Sumitomo Mitsui Trust Holdings, Inc.	8,000	38,095
SunTrust Banks, Inc.	1,290	37,165
Svenska Handelsbanken AB (b)	1,317	56,330
Swedbank AB (b)	2,205	50,240
UniCredit SpA (a)	10,889	46,740
United Overseas Bank Ltd.	3,000	49,458
US Bancorp	4,565	154,890
Wells Fargo & Co.	11,875	439,256
Westpac Banking Corp.	8,210	264,211
Zions Bancorporation	430	10,746

		4,850,906

Consumer Finance - 0.1%
American Express Co.	2,410	162,579
Capital One Financial Corp.	1,413	77,644
Credit Saison Co., Ltd.	700	17,513
Discover Financial Services	1,260	56,498
SLM Corp.	1,100	22,528

		336,762

Diversified Financial Services - 0.7%
ASX Ltd.	332	12,544
Bank of America Corp.	26,095	317,837
Citigroup, Inc.	7,479	330,871
CME Group, Inc./IL - Class A	750	46,043
Deutsche Boerse AG	524	31,787
Eurazeo	75	3,808
Exor SpA	1,279	35,850
Groupe Bruxelles Lambert SA	217	16,622
Hong Kong Exchanges and Clearing Ltd.	2,800	47,882

Company	Shares	U.S. $ Value
ING Groep NV (a)	10,296	$74,084
IntercontinentalExchange, Inc. (a)	200	32,614
Investor AB	1,705	49,320
JPMorgan Chase & Co.	9,215	437,344
Leucadia National Corp.	455	12,481
London Stock Exchange Group PLC	969	19,271
McGraw-Hill Cos., Inc. (The)	660	34,373
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	18,341
Moody’s Corp.	445	23,727
NASDAQ OMX Group, Inc. (The)	260	8,398
NYSE Euronext	585	22,604
ORIX Corp.	2,800	35,750
Pohjola Bank PLC (b)	371	5,426
Resolution Ltd.	3,866	16,060
Singapore Exchange Ltd.	3,000	18,689

		1,651,726

Insurance - 1.1%
ACE Ltd.	835	74,290
Admiral Group PLC	819	16,618
Aegon NV	7,148	43,160
Aflac, Inc.	1,105	57,482
Ageas	627	21,281
AIA Group Ltd.	27,520	120,642
Allianz SE	1,224	166,858
Allstate Corp. (The)	1,150	56,431
American International Group, Inc. (a)	3,602	139,830
AMP Ltd.	7,786	42,419
AON PLC	765	47,048
Assicurazioni Generali SpA	3,139	49,146
Assurant, Inc.	160	7,202
Aviva PLC	7,812	35,411
Berkshire Hathaway, Inc. (a)	4,430	461,606
Chubb Corp. (The)	660	57,770
Cincinnati Financial Corp.	360	16,988
Dai-ichi Life Insurance Co., Ltd. (The)	23	30,864
Genworth Financial, Inc. - Class A (a)	1,185	11,850
Hannover Rueckversicherung AG	173	13,620
Hartford Financial Services Group, Inc.	1,025	26,445
Insurance Australia Group Ltd.	6,220	37,106
Legal & General Group PLC	15,786	41,541
Lincoln National Corp.	640	20,870
Loews Corp.	740	32,612
Mapfre SA	3,353	10,420
Marsh & McLennan Cos., Inc.	1,290	48,981
MetLife, Inc.	2,570	97,711
MS&AD Insurance Group Holdings (b)	1,400	31,183
Muenchener Rueckversicherungs AG	482	90,340
NKSJ Holdings, Inc. (b)	1,000	21,065
Old Mutual PLC	13,083	40,423
Principal Financial Group, Inc.	640	21,779
Progressive Corp. (The)	1,345	33,988
Prudential Financial, Inc.	1,115	65,774
Prudential PLC	6,850	111,255
QBE Insurance Group Ltd.	3,112	43,996
RSA Insurance Group PLC	9,493	16,832
Sampo Oyj	1,127	43,467
SCOR SE	935	26,897

Company	Shares	U.S. $ Value
Sony Financial Holdings, Inc.	875	$13,087
Standard Life PLC	6,327	35,276
Suncorp Group Ltd.	3,459	42,690
Swiss Re AG	947	77,126
T&D Holdings, Inc. (b)	1,550	18,564
Tokio Marine Holdings, Inc.	1,900	54,968
Torchmark Corp.	235	14,053
Travelers Cos., Inc. (The)	930	78,297
Tryg A/S	78	6,309
Unum Group	670	18,928
Vienna Insurance Group AG Wiener Versicherung Gruppe	71	3,446
XL Group PLC	710	21,513
Zurich Insurance Group AG (a)	396	110,543

		2,828,001

Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	955	73,459
Apartment Investment & Management Co. - Class A	305	9,351
AvalonBay Communities, Inc.	225	28,501
Boston Properties, Inc.	390	39,413
British Land Co. PLC	2,299	19,032
CFS Retail Property Trust Group	11,279	23,644
Dexus Property Group	23,282	25,300
Equity Residential	730	40,194
Fonciere Des Regions	329	25,783
Gecina SA	253	29,398
Goodman Group	5,915	29,567
GPT Group	6,698	25,922
Hammerson PLC	2,197	16,468
HCP, Inc.	1,030	51,356
Health Care REIT, Inc.	565	38,369
Host Hotels & Resorts, Inc.	1,710	29,908
ICADE (b)	296	25,909
Intu Properties PLC	2,951	15,031
Japan Real Estate Investment Corp.	2	27,712
Japan Retail Fund Investment Corp.	8	19,849
Kimco Realty Corp.	970	21,728
Klepierre	695	27,330
Land Securities Group PLC	2,095	26,446
Link REIT (The)	6,000	32,802
Mirvac Group	12,834	21,716
Nippon Building Fund, Inc.	2	28,024
Plum Creek Timber Co., Inc.	360	18,792
ProLogis, Inc.	1,090	43,578
Public Storage	340	51,789
Simon Property Group, Inc.	736	116,700
Stockland	6,911	26,375
Unibail-Rodamco SE	247	57,529
Ventas, Inc.	721	52,777
Vornado Realty Trust	395	33,038
Westfield Group	5,897	66,813
Westfield Retail Trust	7,800	24,557
Weyerhaeuser Co.	1,290	40,480

		1,284,640

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	700	$21,375
CapitaLand Ltd.	11,000	31,463
CBRE Group, Inc. (a)	715	18,054
Cheung Kong Holdings Ltd.	4,000	59,257
City Developments Ltd.	3,000	27,508
Daito Trust Construction Co., Ltd.	200	17,163
Daiwa House Industry Co., Ltd.	1,000	19,558
Global Logistic Properties Ltd.	14,661	31,135
Hang Lung Properties Ltd.	7,000	26,252
Henderson Land Development Co., Ltd.	4,000	27,412
IMMOFINANZ AG (a)	2,501	9,488
Mitsubishi Estate Co., Ltd.	3,000	84,982
Mitsui Fudosan Co., Ltd.	2,000	57,115
Nomura Real Estate Holdings, Inc.	800	17,955
Sino Land Co., Ltd.	16,000	27,231
Sumitomo Realty & Development Co., Ltd.	1,000	38,957
Sun Hung Kai Properties Ltd.	4,000	53,875
Swire Pacific Ltd.	2,000	25,575
Swire Properties Ltd.	8,213	29,263
Wharf Holdings Ltd.	4,000	35,850
Wheelock & Co., Ltd.	6,000	32,230

		691,698

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,130	9,763
People’s United Financial, Inc.	815	10,954

		20,717

		12,963,398

Consumer Staples - 3.0%
Beverages - 0.7%
Anheuser-Busch InBev NV	2,159	214,642
Asahi Group Holdings Ltd.	1,000	23,913
Beam, Inc.	400	25,416
Brown-Forman Corp. - Class B	352	25,133
Carlsberg A/S	288	28,078
Coca Cola Hellenic Bottling Co. SA (a)	542	14,531
Coca-Cola Amatil Ltd.	1,634	24,846
Coca-Cola Co. (The)	9,380	379,327
Coca-Cola Enterprises, Inc.	650	23,998
Constellation Brands, Inc. - Class A (a)	320	15,245
Diageo PLC	6,728	212,003
Dr Pepper Snapple Group, Inc.	520	24,414
Heineken NV	784	59,134
Kirin Holdings Co., Ltd.	2,000	32,157
Molson Coors Brewing Co. - Class B	350	17,126
Monster Beverage Corp. (a)	360	17,187
PepsiCo, Inc.	3,775	298,640
Pernod-Ricard SA	569	70,919
SABMiller PLC	2,567	135,398

		1,642,107

Food & Staples Retailing - 0.6%
Aeon Co., Ltd.	1,600	20,716
Carrefour SA	1,552	42,514
Casino Guichard Perrachon SA	225	23,659
Colruyt SA	204	9,861
Costco Wholesale Corp.	1,065	113,007

Company	Shares	U.S. $ Value
CVS Caremark Corp.	3,080	$169,369
Delhaize Group SA	274	14,958
Distribuidora Internacional de Alimentacion SA	1,644	11,410
FamilyMart Co., Ltd.	300	13,712
J Sainsbury PLC	3,281	18,898
Jeronimo Martins SGPS SA	592	11,531
Kesko Oyj	171	5,355
Kroger Co. (The)	1,315	43,579
Lawson, Inc.	200	15,356
Metro AG	441	12,553
Safeway, Inc. (b)	545	14,361
Seven & I Holdings Co., Ltd.	2,000	66,359
Sysco Corp.	1,405	49,414
Tesco PLC	21,592	125,517
Wal-Mart Stores, Inc.	4,063	304,034
Walgreen Co.	2,045	97,506
Wesfarmers Ltd.	2,706	113,627
Whole Foods Market, Inc.	410	35,568
WM Morrison Supermarkets PLC	6,401	26,905
Woolworths Ltd.	3,298	116,432

		1,476,201

Food Products - 0.8%
Ajinomoto Co., Inc.	2,000	29,407
Archer-Daniels-Midland Co.	1,565	52,787
Associated British Foods PLC	958	27,709
Campbell Soup Co.	425	19,278
ConAgra Foods, Inc.	935	33,482
Danone SA	1,554	108,203
DE Master Blenders 1753 NV (a)	1,580	24,405
Dean Foods Co. (a)	430	7,796
General Mills, Inc.	1,585	78,156
Hershey Co. (The)	350	30,636
HJ Heinz Co.	765	55,287
Hormel Foods Corp.	325	13,429
JM Smucker Co. (The)	295	29,252
Kellogg Co.	615	39,624
Kerry Group PLC	401	23,894
Kraft Foods Group, Inc.	1,428	73,585
Lindt & Spruengli AG (REG) (a)	1	45,128
McCormick & Co., Inc./MD	325	23,904
Mead Johnson Nutrition Co. - Class A	510	39,500
MEIJI Holdings Co., Ltd.	300	13,765
Mondelez International, Inc.	4,285	131,164
Nestle SA	8,871	642,035
Nippon Meat Packers, Inc.	1,000	16,141
Nissin Foods Holdings Co., Ltd. (b)	400	18,363
Orkla ASA	2,074	16,672
Tate & Lyle PLC	1,256	16,229
Tyson Foods, Inc. - Class A	675	16,754
Unilever NV	4,379	179,423
Unilever PLC	3,450	145,925
Wilmar International Ltd.	9,000	25,162
Yakult Honsha Co., Ltd. (b)	400	16,149

		1,993,244

Company	Shares	U.S. $ Value
Household Products - 0.4%
Clorox Co. (The)	320	$28,330
Colgate-Palmolive Co.	1,075	126,882
Henkel AG & Co. KGaA	366	28,929
Henkel AG & Co. KGaA (Preference Shares)	479	46,147
Kimberly-Clark Corp.	965	94,551
Procter & Gamble Co. (The)	6,665	513,605
Reckitt Benckiser Group PLC	1,773	127,297
Svenska Cellulosa AB - Class B	2,115	54,605
Unicharm Corp. (b)	300	17,129

		1,037,475

Personal Products - 0.1%
Avon Products, Inc.	1,005	20,834
Beiersdorf AG	310	28,651
Estee Lauder Cos., Inc. (The) - Class A	590	37,778
Kao Corp.	1,400	45,279
L’Oreal SA	646	102,490
Shiseido Co., Ltd. (b)	1,000	14,019

		249,051

Tobacco – 0.4%
Altria Group, Inc.	4,910	168,855
British American Tobacco PLC	5,292	283,770
Imperial Tobacco Group PLC	2,690	94,083
Japan Tobacco, Inc.	2,919	93,371
Lorillard, Inc.	990	39,947
Philip Morris International, Inc.	4,100	380,111
Reynolds American, Inc.	785	34,925
Swedish Match AB	66	2,049

		1,097,111

		7,495,189

Health Care - 3.0%
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	460	42,384
Amgen, Inc.	1,873	192,001
Biogen Idec, Inc. (a)	565	108,994
Celgene Corp. (a)	1,030	119,387
CSL Ltd.	1,396	86,289
Elan Corp. PLC (a)	1,351	15,655
Gilead Sciences, Inc. (a)	3,650	178,595
Grifols SA (a)	401	14,894

		758,199

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	3,815	134,746
Baxter International, Inc.	1,330	96,611
Becton Dickinson and Co.	480	45,893
Boston Scientific Corp. (a)	3,410	26,632
CareFusion Corp. (a)	490	17,145
Cie Generale d’Optique Essilor International SA	547	60,868
Coloplast A/S	305	16,435
Covidien PLC	1,175	79,712
CR Bard, Inc.	215	21,668
DENTSPLY International, Inc.	330	13,999
Edwards Lifesciences Corp. (a)	295	24,237

Company	Shares	U.S. $ Value
Fresenius SE & Co. KGaA	333	$41,144
Getinge AB	997	30,443
Intuitive Surgical, Inc. (a)	105	51,575
Medtronic, Inc.	2,460	115,521
Olympus Corp. (a)	900	21,356
Smith & Nephew PLC	2,408	27,852
Sonova Holding AG (a)	351	42,153
St Jude Medical, Inc.	765	30,937
Stryker Corp.	675	44,037
Sysmex Corp.	200	12,185
Terumo Corp.	400	17,216
Varian Medical Systems, Inc. (a)	245	17,640
William Demant Holding A/S (a)	70	5,867
Zimmer Holdings, Inc.	435	32,721

		1,028,593

Health Care Providers & Services - 0.3%
Aetna, Inc.	820	41,918
AmerisourceBergen Corp. - Class A	585	30,098
Cardinal Health, Inc.	795	33,088
CIGNA Corp.	715	44,595
Coventry Health Care, Inc.	330	15,520
DaVita HealthCare Partners, Inc. (a)	225	26,683
Express Scripts Holding Co. (a)	1,989	114,666
Fresenius Medical Care AG & Co. KGaA	564	38,134
Humana, Inc.	415	28,681
Laboratory Corp. of America Holdings (a)	225	20,295
McKesson Corp.	565	60,997
Patterson Cos., Inc.	210	7,988
Quest Diagnostics, Inc.	400	22,580
Ramsay Health Care Ltd.	490	16,492
Sonic Healthcare Ltd.	1,715	24,955
Tenet Healthcare Corp. (a)	243	11,562
UnitedHealth Group, Inc.	2,485	142,167
WellPoint, Inc.	800	52,984

		733,403

Health Care Technology - 0.0%
Cerner Corp. (a)	340	32,215

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	845	35,465
Life Technologies Corp. (a)	425	27,468
PerkinElmer, Inc.	245	8,242
QIAGEN NV (a)	667	13,925
Thermo Fisher Scientific, Inc.	885	67,693
Waters Corp. (a)	215	20,191

		172,984

Pharmaceuticals - 1.9%
AbbVie, Inc.	3,815	155,576
Actavis, Inc. (a)	315	29,015
Allergan, Inc./United States	750	83,722
Astellas Pharma, Inc.	1,200	64,760
AstraZeneca PLC	3,432	172,152
Bayer AG	2,223	229,738

Company	Shares	U.S. $ Value
Bristol-Myers Squibb Co.	4,045	$166,614
Chugai Pharmaceutical Co., Ltd.	700	15,599
Daiichi Sankyo Co., Ltd. (b)	1,800	34,745
Dainippon Sumitomo Pharma Co., Ltd. (b)	1,400	24,772
Eisai Co., Ltd.	700	31,362
Eli Lilly & Co.	2,465	139,987
Forest Laboratories, Inc. (a)	545	20,732
GlaxoSmithKline PLC	13,572	317,816
Hisamitsu Pharmaceutical Co., Inc. (b)	300	16,252
Hospira, Inc. (a)	360	11,819
Johnson & Johnson	6,685	545,028
Kyowa Hakko Kirin Co., Ltd.	1,000	11,337
Merck & Co., Inc.	7,395	327,081
Merck KGaA	204	30,813
Mitsubishi Tanabe Pharma Corp.	1,000	15,334
Mylan, Inc./PA (a)	945	27,348
Novartis AG	6,183	440,674
Novo Nordisk A/S - Class B	1,095	176,494
Ono Pharmaceutical Co., Ltd. (b)	200	12,361
Orion Oyj	259	6,815
Otsuka Holdings Co., Ltd.	975	33,842
Perrigo Co.	220	26,121
Pfizer, Inc.	17,758	512,496
Roche Holding AG	1,889	440,369
Sanofi	3,244	330,840
Shionogi & Co., Ltd.	1,000	20,266
Shire PLC	1,512	46,047
Taisho Pharmaceutical Holdings Co., Ltd. (b)	172	12,190
Takeda Pharmaceutical Co., Ltd. (b)	2,100	115,044
Teva Pharmaceutical Industries Ltd.	2,533	100,687
UCB SA	296	18,935

		4,764,783

		7,490,177

Information Technology - 3.0%
Communications Equipment - 0.3%
Cisco Systems, Inc.	12,810	267,857
F5 Networks, Inc. (a)	190	16,925
Harris Corp.	275	12,744
JDS Uniphase Corp. (a)	560	7,487
Juniper Networks, Inc. (a)	1,270	23,546
Motorola Solutions, Inc.	695	44,501
Nokia Oyj (b)	10,067	32,747
QUALCOMM, Inc.	4,130	276,504
Telefonaktiebolaget LM Ericsson - Class B	8,096	101,424

		783,735

Computers & Peripherals - 0.6%
Apple, Inc.	2,273	1,006,098
Dell, Inc.	3,530	50,585
EMC Corp./MA (a)	5,075	121,242
Fujitsu Ltd.	5,000	20,888
Gemalto NV	323	28,197
Hewlett-Packard Co.	4,760	113,478
NEC Corp.	9,000	24,029

Company	Shares	U.S. $ Value
NetApp, Inc. (a)	880	$30,061
SanDisk Corp. (a)	580	31,900
Seagate Technology PLC	850	31,076
Toshiba Corp. (b)	11,000	56,094
Western Digital Corp.	540	27,151

		1,540,799

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. - Class A	395	29,487
Corning, Inc.	3,605	48,055
FLIR Systems, Inc.	360	9,363
Fujifilm Holdings Corp. (b)	1,200	23,803
Hexagon AB	938	25,616
Hirose Electric Co., Ltd.	100	13,197
Hitachi High-Technologies Corp.	600	12,548
Hitachi Ltd. (b)	12,000	70,056
Hoya Corp. (b)	1,200	22,630
Jabil Circuit, Inc.	445	8,224
Keyence Corp.	100	30,724
Kyocera Corp.	400	36,701
Molex, Inc.	325	9,516
Murata Manufacturing Co., Ltd.	500	37,805
Omron Corp.	700	17,707
TDK Corp. (b)	300	10,544
TE Connectivity Ltd.	1,030	43,188

		449,164

Internet Software & Services - 0.3%
Akamai Technologies, Inc. (a)	425	14,998
Dena Co., Ltd. (b)	529	14,424
eBay, Inc. (a)	2,805	152,087
Google, Inc. - Class A (a)	647	513,738
United Internet AG	552	13,439
VeriSign, Inc. (a)	375	17,730
Yahoo! Japan Corp.	43	19,837
Yahoo!, Inc. (a)	2,525	59,413

		805,666

IT Services - 0.6%
Accenture PLC	1,535	116,614
Amadeus IT Holding SA	842	22,825
Automatic Data Processing, Inc.	1,170	76,073
Cap Gemini SA	320	14,582
Cognizant Technology Solutions Corp. - Class A (a)	725	55,542
Computer Sciences Corp.	370	18,215
Computershare Ltd.	1,449	15,452
Fidelity National Information Services, Inc.	600	23,772
Fiserv, Inc. (a)	330	28,984
International Business Machines Corp.	2,605	555,647
Mastercard, Inc. - Class A	265	143,400
Nomura Research Institute Ltd.	600	15,495
NTT Data Corp. (b)	5	16,510
Paychex, Inc.	775	27,179
SAIC, Inc.	685	9,282
Teradata Corp. (a)	405	23,697

Company	Shares	U.S. $ Value
Total System Services, Inc.	390	$9,664
Visa, Inc. - Class A	1,265	214,848
Western Union Co. (The) - Class W	1,450	21,808

		1,409,589

Office Electronics - 0.1%
Canon, Inc.	3,000	110,250
Konica Minolta Holdings, Inc.	2,000	14,666
Ricoh Co., Ltd. (b)	2,000	21,835
Xerox Corp.	3,165	27,219

		173,970

Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. (a) (b)	1,455	3,710
Altera Corp.	760	26,957
Analog Devices, Inc.	730	33,938
Applied Materials, Inc.	2,985	40,238
ARM Holdings PLC	3,698	52,106
ASM Pacific Technology Ltd.	900	9,913
ASML Holding NV	869	58,532
Broadcom Corp. - Class A	1,220	42,297
Infineon Technologies AG	3,026	23,943
Intel Corp.	12,090	264,166
KLA-Tencor Corp.	410	21,623
Lam Research Corp. (a)	429	17,786
Linear Technology Corp.	540	20,720
LSI Corp. (a)	1,320	8,950
Mellanox Technologies Ltd. (a)	100	5,534
Microchip Technology, Inc.	445	16,358
Micron Technology, Inc. (a)	2,420	24,152
NVIDIA Corp.	1,485	19,038
Rohm Co., Ltd.	400	13,869
Teradyne, Inc. (a)	430	6,975
Texas Instruments, Inc.	2,725	96,683
Tokyo Electron Ltd.	500	21,332
Xilinx, Inc.	635	24,238

		853,058

Software - 0.6%
Adobe Systems, Inc. (a)	1,190	51,777
Autodesk, Inc. (a)	545	22,476
BMC Software, Inc. (a)	355	16,447
CA, Inc.	825	20,765
Citrix Systems, Inc. (a)	450	32,472
Dassault Systemes SA	243	28,115
Electronic Arts, Inc. (a)	765	13,541
Intuit, Inc.	670	43,985
Microsoft Corp.	18,280	522,991
Nexon Co., Ltd.	735	7,175
NICE Systems Ltd. (a)	208	7,649
Nintendo Co., Ltd.	300	32,429
Oracle Corp.	9,220	298,175
Oracle Corp. Japan	300	13,535
Red Hat, Inc. (a)	470	23,763
Sage Group PLC (The)	3,508	18,293

Company	Shares	U.S. $ Value
Salesforce.com, Inc. (a)	311	$55,616
SAP AG	2,473	198,897
Symantec Corp. (a)	1,695	41,833
Trend Micro, Inc./Japan	500	14,039

		1,463,973

		7,479,954

Industrials - 2.9%
Aerospace & Defense - 0.4%
BAE Systems PLC	8,702	52,248
Boeing Co. (The)	1,660	142,511
Cobham PLC	3,228	11,955
European Aeronautic Defence and Space Co. NV	1,104	56,269
General Dynamics Corp.	810	57,113
Honeywell International, Inc.	1,905	143,542
L-3 Communications Holdings, Inc.	225	18,207
Lockheed Martin Corp.	650	62,738
Meggitt PLC	2,537	18,982
Northrop Grumman Corp.	590	41,388
Precision Castparts Corp.	390	73,952
Raytheon Co.	800	47,032
Rockwell Collins, Inc.	350	22,092
Rolls-Royce Holdings PLC (a)	5,033	86,603
Safran SA	629	28,073
Singapore Technologies Engineering Ltd.	6,000	20,903
Textron, Inc.	655	19,526
Thales SA	694	29,370
United Technologies Corp.	2,025	189,196
Zodiac Aerospace	227	26,462

		1,148,162

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	415	24,676
Deutsche Post AG	2,275	52,502
Expeditors International of Washington, Inc.	520	18,569
FedEx Corp.	715	70,213
Kuehne & Nagel International AG	432	47,165
United Parcel Service, Inc. - Class B	1,755	150,754
Yamato Holdings Co., Ltd.	1,000	18,139

		382,018

Airlines - 0.0%
All Nippon Airways Co., Ltd.	5,000	10,319
Deutsche Lufthansa AG (REG)	1,092	21,359
International Consolidated Airlines Group SA (a)	2,643	10,196
Singapore Airlines Ltd.	3,000	26,548
Southwest Airlines Co.	1,755	23,657

		92,079

Building Products - 0.1%
Asahi Glass Co., Ltd.	3,000	20,896
Assa Abloy AB	1,164	47,585
Cie de St-Gobain	1,080	40,104
Daikin Industries Ltd. (b)	600	23,613
LIXIL Group Corp.	700	13,966
Masco Corp.	855	17,314

		163,478

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.2%
ADT Corp. (The)	547	$26,770
Aggreko PLC	718	19,487
Avery Dennison Corp.	235	10,121
Babcock International Group PLC	1,121	18,563
Brambles Ltd.	4,179	37,053
Cintas Corp.	235	10,371
Dai Nippon Printing Co., Ltd. (b)	2,000	19,109
Edenred	818	26,809
G4S PLC	3,792	16,850
Iron Mountain, Inc.	364	13,217
Pitney Bowes, Inc. (b)	455	6,761
Republic Services, Inc. - Class A	700	23,100
Secom Co., Ltd.	600	30,966
Serco Group PLC	1,802	17,226
Societe BIC SA	221	25,677
Stericycle, Inc. (a)	210	22,298
Toppan Printing Co., Ltd. (b)	2,000	14,439
Tyco International Ltd.	1,095	35,040
Waste Management, Inc.	1,045	40,974

		414,831

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	381	8,927
Bouygues SA	95	2,580
Chiyoda Corp.	1,000	11,207
Ferrovial SA	1,084	17,253
Fluor Corp.	415	27,527
Jacobs Engineering Group, Inc. (a)	315	17,716
JGC Corp.	1,000	25,665
Leighton Holdings Ltd.	1,344	28,944
Obayashi Corp.	3,000	14,352
Quanta Services, Inc. (a)	515	14,719
Taisei Corp. (b)	5,000	13,912
Vinci SA	1,219	55,023

		237,825

Electrical Equipment - 0.2%
ABB Ltd. (REG) (a)	5,911	134,189
Alstom SA	729	29,735
Eaton Corp. PLC	1,144	70,070
Emerson Electric Co.	1,750	97,772
First Solar, Inc. (a) (b)	120	3,235
Mitsubishi Electric Corp.	5,000	40,675
Nidec Corp. (b)	300	17,983
Rockwell Automation, Inc.	330	28,496
Roper Industries, Inc.	225	28,645
Schneider Electric SA	1,414	103,403
Sumitomo Electric Industries Ltd.	2,000	24,608

		578,811

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.5%
3M Co.	1,555	$165,312
Danaher Corp.	1,390	86,389
Fraser and Neave Ltd. (c) (d)	4,000	30,443
General Electric Co.	25,570	591,178
Hutchison Whampoa Ltd.	6,000	62,770
Keppel Corp., Ltd.	4,000	36,234
Koninklijke Philips Electronics NV	3,341	98,850
Siemens AG	2,212	238,451
Smiths Group PLC	1,055	20,205

		1,329,832

Machinery - 0.6%
Alfa Laval AB	1,184	27,333
Andritz AG	196	13,193
Atlas Copco AB	1,715	43,452
Atlas Copco AB - Class A	1,805	51,359
Caterpillar, Inc.	1,585	137,847
Cummins, Inc.	450	52,114
Deere & Co.	935	80,391
Dover Corp.	435	31,703
FANUC Corp.	500	76,985
Fiat Industrial SpA	2,876	32,434
Flowserve Corp.	120	20,125
GEA Group AG	385	12,716
Hino Motors Ltd.	2,000	21,714
Hitachi Construction Machinery Co., Ltd. (b)	700	15,065
IHI Corp.	6,000	18,268
Illinois Tool Works, Inc.	1,025	62,463
IMI PLC	1,172	23,136
Ingersoll-Rand PLC	705	38,782
Joy Global, Inc.	235	13,987
JTEKT Corp.	1,400	13,260
Kawasaki Heavy Industries Ltd. (b)	5,000	15,845
Komatsu Ltd.	2,500	59,793
Kone Oyj	419	33,037
Kubota Corp.	3,000	43,533
Makita Corp. (b)	400	17,833
MAN SE	201	21,657
Metso Oyj (b)	344	14,698
Mitsubishi Heavy Industries Ltd.	8,000	46,284
NGK Insulators Ltd.	1,000	10,683
NSK Ltd.	2,000	15,267
PACCAR, Inc.	860	43,482
Pall Corp.	295	20,169
Parker Hannifin Corp.	395	36,174
Pentair Ltd.	510	26,902
Sandvik AB	2,698	41,619
SembCorp Marine Ltd. (b)	7,000	25,114
SKF AB	1,658	40,513
SMC Corp./Japan	100	19,419
Snap-On, Inc.	170	14,059
Stanley Black & Decker, Inc.	415	33,603
Volvo AB - Class B	3,741	54,618
Wartsila Oyj Abp	451	20,330
Weir Group PLC (The)	651	22,460
Xylem, Inc./NY	435	11,989
Zardoya Otis SA	378	5,067

		1,480,475

Company	Shares	U.S. $ Value
Marine - 0.0%
AP Moeller - Maersk A/S	4	$31,394
AP Moeller - Maersk A/S (Line of “A” Shares)	1	7,503
Mitsui OSK Lines Ltd. (a)	4,000	13,236
Nippon Yusen KK	5,000	12,887

		65,020

Professional Services - 0.1%
Adecco SA (a)	507	27,808
Capita PLC	1,758	24,031
Dun & Bradstreet Corp. (The) (b)	115	9,620
Equifax, Inc.	305	17,565
Experian PLC	2,702	46,831
Intertek Group PLC	431	22,271
Robert Half International, Inc.	335	12,572
SGS SA	24	58,905

		219,603

Road & Rail - 0.3%
Aurizon Holdings Ltd.	6,403	26,935
Central Japan Railway Co. (b)	400	42,265
CSX Corp.	2,510	61,821
DSV A/S (b)	511	12,366
East Japan Railway Co.	900	74,085
Hankyu Hanshin Holdings, Inc.	3,000	18,115
Keikyu Corp. (b)	2,000	20,892
Keio Corp.	2,000	17,196
Kintetsu Corp. (b)	4,000	18,651
MTR Corp., Ltd	7,000	27,858
Nippon Express Co., Ltd. (b)	3,000	14,384
Norfolk Southern Corp.	790	60,893
Odakyu Electric Railway Co., Ltd. (b)	2,000	24,927
Ryder System, Inc.	115	6,871
Tobu Railway Co., Ltd.	3,000	17,223
Tokyu Corp.	3,000	22,193
Union Pacific Corp.	1,175	167,332
West Japan Railway Co.	457	21,986

		655,993

Trading Companies & Distributors - 0.2%
Brenntag AG	189	29,553
Bunzl PLC	916	18,080
Fastenal Co.	630	32,351
ITOCHU Corp. (b)	4,000	49,149
Marubeni Corp.	4,000	30,624
Mitsubishi Corp. (b)	3,800	71,569
Mitsui & Co., Ltd. (b)	4,700	66,261
Sumitomo Corp. (b)	3,000	37,945
Toyota Tsusho Corp.	700	17,945
Wolseley PLC	732	36,506
WW Grainger, Inc.	180	40,496

		430,479

Company	Shares	U.S. $ Value
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	986	$16,613
Aeroports de Paris	305	25,882
Atlantia SpA	1,440	22,807
Auckland International Airport Ltd.	2,491	6,147
Koninklijke Vopak NV	502	30,284
Sydney Airport	3,846	13,145
Transurban Group	3,826	25,440

		140,318

		7,338,924

Consumer Discretionary - 2.9%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	500	18,431
BorgWarner, Inc. (a)	290	22,428
Bridgestone Corp.	1,700	57,202
Cie Generale des Etablissements Michelin - Class B	484	40,550
Continental AG	255	30,564
Delphi Automotive PLC	691	30,680
Denso Corp.	1,300	55,235
GKN PLC	4,227	17,034
Goodyear Tire & Rubber Co. (The) (a)	560	7,062
Johnson Controls, Inc.	1,630	57,164
NOK Corp. (b)	700	10,127
Nokian Renkaat Oyj	298	13,295
Toyota Industries Corp.	500	18,419

		378,191

Automobiles - 0.5%
Bayerische Motoren Werke AG	890	77,019
Daihatsu Motor Co., Ltd.	1,000	20,809
Daimler AG	2,436	132,853
Fiat SpA (a)	1,624	8,675
Ford Motor Co.	9,220	121,243
Fuji Heavy Industries Ltd.	2,000	31,724
Harley-Davidson, Inc.	550	29,315
Honda Motor Co., Ltd.	4,400	169,446
Isuzu Motors Ltd.	3,000	18,181
Mazda Motor Corp. (a)	11,000	32,356
Mitsubishi Motors Corp. (a) (b)	14,000	14,638
Nissan Motor Co., Ltd.	6,700	64,993
Porsche Automobil Holding SE (Preference Shares)	412	30,186
Renault SA	588	36,890
Suzuki Motor Corp. (b)	1,000	22,411
Toyota Motor Corp.	7,400	381,587
Volkswagen AG	140	26,405
Volkswagen AG (Preference Shares)	389	77,478
Yamaha Motor Co., Ltd.	1,000	13,541

		1,309,750

Distributors - 0.0%
Genuine Parts Co.	380	29,640
Li & Fung Ltd.	16,000	22,118

		51,758

Company	Shares	U.S. $ Value
Diversified Consumer Services - 0.0%
Apollo Group, Inc. - Class A (a)	245	$4,261
Benesse Holdings, Inc.	300	12,768
Gree, Inc. (b)	682	8,591
H&R Block, Inc.	620	18,240

		43,860

Hotels, Restaurants & Leisure - 0.4%
Accor SA	750	26,084
Carnival Corp.	1,085	37,215
Carnival PLC	487	17,026
Chipotle Mexican Grill, Inc. - Class A (a)	94	30,632
Compass Group PLC	5,090	65,148
Crown Ltd.	2,537	32,620
Darden Restaurants, Inc.	320	16,538
Galaxy Entertainment Group Ltd. (a)	8,911	37,367
Genting Singapore PLC	22,000	26,617
InterContinental Hotels Group PLC	729	22,283
International Game Technology	630	10,395
Marriott International, Inc./DE - Class A	595	25,127
McDonald’s Corp.	2,430	242,247
McDonald’s Holdings Co. Japan Ltd. (b)	500	13,459
OPAP SA	600	4,726
Oriental Land Co., Ltd./Japan	100	16,381
Sands China Ltd.	7,700	40,066
SKYCITY Entertainment Group Ltd.	1,551	5,731
Sodexo	292	27,218
Starbucks Corp.	1,860	105,946
Starwood Hotels & Resorts Worldwide, Inc.	495	31,546
Tatts Group Ltd.	6,512	21,535
Whitbread PLC	478	18,696
Wyndham Worldwide Corp.	350	22,568
Wynn Macau Ltd. (a)	10,107	26,995
Wynn Resorts Ltd.	210	26,284
Yum! Brands, Inc.	1,095	78,774

		1,029,224

Household Durables - 0.1%
DR Horton, Inc.	655	15,917
Electrolux AB (b)	1,181	30,104
Garmin Ltd.	270	8,921
Harman International Industries, Inc.	140	6,248
Leggett & Platt, Inc.	325	10,979
Lennar Corp. - Class A (b)	400	16,592
Newell Rubbermaid, Inc.	675	17,618
Panasonic Corp.	5,900	44,429
PulteGroup, Inc. (a)	785	15,888
Rinnai Corp. (b)	200	14,259
Sekisui Chemical Co., Ltd.	2,000	22,096
Sekisui House Ltd.	2,000	27,177
Sharp Corp./Japan (a) (b)	3,000	8,583
Sony Corp.	2,700	46,982
Whirlpool Corp.	200	23,692

		309,485

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	880	$234,511
Expedia, Inc.	232	13,923
NetFlix, Inc. (a)	136	25,760
priceline.com, Inc. (a)	127	87,367
Rakuten, Inc.	1,951	19,953
TripAdvisor, Inc. (a)	262	13,760

		395,274

Leisure Equipment & Products - 0.0%
Hasbro, Inc. (b)	250	10,985
Mattel, Inc.	835	36,565
Nikon Corp.	900	21,200
Sankyo Co., Ltd.	300	14,046
Sega Sammy Holdings, Inc.	700	14,053
Shimano, Inc.	200	16,371

		113,220

Media - 0.6%
British Sky Broadcasting Group PLC	3,006	40,403
Cablevision Systems Corp.	480	7,181
CBS Corp. - Class B	1,440	67,234
Comcast Corp. - Class A	6,470	271,805
Dentsu, Inc. (b)	500	14,933
DIRECTV (a)	1,515	85,764
Discovery Communications, Inc. - Class A (a)	595	46,850
Gannett Co., Inc.	550	12,028
Interpublic Group of Cos., Inc. (The)	1,045	13,616
ITV PLC	12,555	24,755
Jupiter Telecommunications Co., Ltd.	13	17,028
Kabel Deutschland Holding AG	164	15,141
News Corp. - Class A	4,885	149,090
Omnicom Group, Inc.	660	38,874
Pearson PLC	2,193	39,459
Publicis Groupe SA	494	33,156
Reed Elsevier NV	2,970	50,917
Reed Elsevier PLC	3,272	38,929
Scripps Networks Interactive, Inc. - Class A	220	14,155
SES SA	971	30,454
Time Warner Cable, Inc. - Class A	765	73,486
Time Warner, Inc.	2,295	132,238
Viacom, Inc. - Class B	1,160	71,421
Walt Disney Co. (The)	4,325	245,660
Washington Post Co. (The) - Class B (b)	11	4,917
WPP PLC	3,388	54,144

		1,593,638

Multiline Retail - 0.2%
Dollar General Corp. (a)	650	32,877
Dollar Tree, Inc. (a)	560	27,121
Family Dollar Stores, Inc.	235	13,877
Isetan Mitsukoshi Holdings Ltd.	1,300	18,793
JC Penney Co., Inc. (b)	340	5,138
Kohl’s Corp.	520	23,988
Macy’s, Inc.	975	40,794
Marks & Spencer Group PLC	4,312	25,571

Company	Shares	U.S. $ Value
Next PLC	452	$30,029
Nordstrom, Inc.	370	20,435
PPR	205	45,085
Target Corp.	1,585	108,493

		392,201

Specialty Retail - 0.4%
Abercrombie & Fitch Co. - Class A	200	9,240
AutoNation, Inc. (a)	95	4,156
AutoZone, Inc. (a)	95	37,693
Bed Bath & Beyond, Inc. (a)	565	36,397
Best Buy Co., Inc.	640	14,176
CarMax, Inc. (a)	550	22,935
Fast Retailing Co., Ltd.	100	31,979
GameStop Corp. - Class A (b)	295	8,251
Gap, Inc. (The)	715	25,311
Hennes & Mauritz AB - Class B	2,552	91,398
Home Depot, Inc. (The)	3,650	254,697
Inditex SA	586	78,091
Kingfisher PLC	6,368	27,913
L Brands, Inc.	575	25,679
Lowe’s Cos., Inc.	2,760	104,659
Nitori Holdings Co., Ltd.	150	11,581
O’Reilly Automotive, Inc. (a)	290	29,739
PetSmart, Inc.	260	16,146
Ross Stores, Inc.	540	32,735
Shimamura Co., Ltd.	100	11,692
Staples, Inc.	1,645	22,092
Tiffany & Co.	285	19,819
TJX Cos., Inc.	1,780	83,215
Urban Outfitters, Inc. (a)	265	10,266
USS Co., Ltd.	100	11,501
Yamada Denki Co., Ltd. (b)	270	12,388

		1,033,749

Textiles, Apparel & Luxury Goods - 0.3%
Adidas AG	562	58,420
Burberry Group PLC	1,179	23,869
Christian Dior SA	166	27,554
Cie Financiere Richemont SA	1,403	110,461
Coach, Inc.	680	33,993
Fossil, Inc. (a)	119	11,495
Hugo Boss AG	198	22,235
Luxottica Group SpA	759	38,109
LVMH Moet Hennessy Louis Vuitton SA	683	117,346
NIKE, Inc. - Class B	1,760	103,858
PVH Corp.	195	20,828
Ralph Lauren Corp.	140	23,703
Swatch Group AG (The)	103	60,049
VF Corp.	215	36,066

		687,986

		7,338,336

Company	Shares	U.S. $ Value
Energy - 2.4%
Energy Equipment & Services - 0.4%
AMEC PLC	891	$14,319
Baker Hughes, Inc.	1,060	49,195
Cameron International Corp. (a)	620	40,424
Cie Generale de Geophysique-Veritas (a)	470	10,600
Diamond Offshore Drilling, Inc.	190	13,216
Ensco PLC	550	33,000
FMC Technologies, Inc. (a)	560	30,458
Fugro NV	538	29,821
Halliburton Co.	2,240	90,518
Helmerich & Payne, Inc.	235	14,265
Nabors Industries Ltd.	665	10,786
National Oilwell Varco, Inc.	1,055	74,641
Noble Corp.	575	21,936
Petrofac Ltd.	697	15,215
Rowan Cos. PLC (a)	305	10,785
Saipem SpA	712	21,884
Schlumberger Ltd.	3,235	242,269
Seadrill Ltd.	946	34,475
Subsea 7 SA	1,066	25,053
Technip SA	267	27,386
Tenaris SA	1,269	25,844
Transocean Ltd. (a)	942	48,668
WorleyParsons Ltd.	885	22,886

		907,644

Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.	1,195	104,503
Apache Corp.	945	72,916
BG Group PLC	9,129	157,092
BP PLC	51,018	358,759
Cabot Oil & Gas Corp.	520	35,157
Chesapeake Energy Corp.	1,245	25,410
Chevron Corp.	4,780	567,960
ConocoPhillips	2,920	175,492
Consol Energy, Inc.	540	18,171
Denbury Resources, Inc. (a)	910	16,972
Devon Energy Corp.	920	51,906
ENI SpA	7,142	159,898
EOG Resources, Inc.	655	83,886
EQT Corp.	340	23,035
Exxon Mobil Corp.	11,037	994,544
Galp Energia SGPS SA	622	9,751
Hess Corp.	740	52,991
Inpex Corp.	6	32,315
JX Holdings, Inc.	6,000	33,831
Kinder Morgan, Inc./Delaware	1,375	53,185
Lundin Petroleum AB (a)	856	18,601
Marathon Oil Corp.	1,705	57,493
Marathon Petroleum Corp.	812	72,755
Murphy Oil Corp.	455	28,997
Neste Oil Oyj (b)	339	4,791
Newfield Exploration Co. (a)	320	7,174
Noble Energy, Inc.	425	49,155
Occidental Petroleum Corp.	1,950	152,821
OMV AG	396	16,885
Origin Energy Ltd.	2,920	40,639
Peabody Energy Corp.	645	13,642
Phillips 66	1,510	105,655
Pioneer Natural Resources Co.	315	39,139

Company	Shares	U.S. $ Value
QEP Resources, Inc.	425	$13,532
Range Resources Corp.	400	32,416
Repsol SA	2,133	43,334
Royal Dutch Shell PLC - Class A	9,862	319,759
Royal Dutch Shell PLC - Class B	7,154	237,907
Santos Ltd.	2,539	32,979
Southwestern Energy Co. (a)	845	31,485
Spectra Energy Corp.	1,535	47,201
Statoil ASA	3,000	73,239
Tesoro Corp.	325	19,029
TonenGeneral Sekiyu KK	2,000	19,832
Total SA	5,706	273,283
Tullow Oil PLC	2,433	45,545
Valero Energy Corp.	1,325	60,274
Williams Cos., Inc. (The)	1,505	56,377
Woodside Petroleum Ltd.	1,733	64,955
WPX Energy, Inc. (a)	445	7,129

		5,013,797

		5,921,441

Materials - 1.5%
Chemicals - 0.8%
Air Liquide SA	839	102,047
Air Products & Chemicals, Inc.	520	45,302
Airgas, Inc.	190	18,840
Akzo Nobel NV	704	44,730
Arkema SA	218	19,866
Asahi Kasei Corp. (b)	3,000	20,275
BASF SE	2,469	216,784
CF Industries Holdings, Inc.	190	36,170
Croda International PLC	254	10,609
Dow Chemical Co. (The)	2,875	91,540
Eastman Chemical Co.	380	26,551
Ecolab, Inc.	640	51,315
EI du Pont de Nemours & Co.	2,245	110,364
FMC Corp.	330	18,820
Givaudan SA(a)	23	28,275
Hitachi Chemical Co., Ltd. (b)	900	13,795
Incitec Pivot Ltd.	7,611	24,600
International Flavors & Fragrances, Inc.	200	15,334
Israel Chemicals Ltd.	1,432	18,556
Johnson Matthey PLC	550	19,295
JSR Corp.	800	16,398
K&S AG	463	21,585
Kansai Paint Co., Ltd.	1,000	11,106
Kuraray Co., Ltd.	1,000	14,101
Lanxess AG	227	16,137
Linde AG	460	85,688
LyondellBasell Industries NV	800	50,632
Mitsubishi Chemical Holdings Corp.	3,500	16,683
Mitsubishi Gas Chemical Co., Inc.	2,000	13,246
Monsanto Co.	1,290	136,263
Mosaic Co. (The)	680	40,535
Nitto Denko Corp.	400	24,085
Novozymes A/S	656	22,275
Orica Ltd.	981	25,077
PPG Industries, Inc.	400	53,576
Praxair, Inc.	740	82,540

Company	Shares	U.S. $ Value
Sherwin-Williams Co. (The)	215	$36,311
Shin-Etsu Chemical Co., Ltd.	1,100	72,955
Showa Denko KK (b)	7,000	10,547
Sigma-Aldrich Corp.	305	23,692
Solvay SA	159	21,576
Sumitomo Chemical Co., Ltd.	4,000	12,593
Syngenta AG	254	106,288
Teijin Ltd.	5,000	11,601
Toray Industries, Inc. (b)	4,000	27,169
Umicore SA	306	14,393
Yara International ASA	541	24,696

		1,924,816

Construction Materials - 0.1%
CRH PLC	2,134	47,122
Fletcher Building Ltd.	1,830	13,155
HeidelbergCement AG	440	31,727
Holcim Ltd. (a)	816	65,179
James Hardie Industries PLC	1,640	17,204
Lafarge SA	533	35,486
Taiheiyo Cement Corp.	4,000	9,607
Vulcan Materials Co.	315	16,285

		235,765

Containers & Packaging - 0.0%
Amcor Ltd./Australia	3,244	31,430
Ball Corp.	360	17,129
Bemis Co., Inc.	230	9,283
Owens-Illinois, Inc. (a)	360	9,594
Rexam PLC	2,122	17,039
Sealed Air Corp.	390	9,403

		93,878

Metals & Mining - 0.6%
Alcoa, Inc.	2,570	21,896
Allegheny Technologies, Inc.	235	7,452
Anglo American PLC	3,567	92,111
Antofagasta PLC	1,060	15,912
ArcelorMittal (Euronext Amsterdam)	4,360	56,643
BHP Billiton Ltd.	8,668	296,317
BHP Billiton PLC	5,678	165,353
Cliffs Natural Resources, Inc. (b)	330	6,273
Eurasian Natural Resources Corp. PLC	2,391	8,983
Fortescue Metals Group Ltd. (b)	4,488	18,580
Freeport-McMoRan Copper & Gold, Inc.	2,275	75,302
Fresnillo PLC	667	13,796
Glencore International PLC (b)	9,412	51,069
Hitachi Metals Ltd.	1,000	9,582
Iluka Resources Ltd. (b)	2,008	19,736
JFE Holdings, Inc.	1,200	23,226
Kazakhmys PLC	1,371	8,204
Kobe Steel Ltd. (a)	12,000	14,126
Mitsubishi Materials Corp.	5,000	14,153
Newcrest Mining Ltd.	2,055	43,020
Newmont Mining Corp.	1,195	50,059
Nippon Steel & Sumitomo Metal Corp.	20,000	50,942
Norsk Hydro ASA	2,654	11,555

Company	Shares	U.S. $ Value
Nucor Corp.	760	$35,074
Randgold Resources Ltd.	234	20,180
Rio Tinto Ltd.	1,171	70,239
Rio Tinto PLC	3,620	170,504
Sumitomo Metal Mining Co., Ltd.	1,000	14,216
ThyssenKrupp AG (a)	1,305	26,605
United States Steel Corp. (b)	330	6,435
Voestalpine AG	295	9,078
Xstrata PLC	5,579	90,824

		1,517,445

Paper & Forest Products - 0.0%
International Paper Co.	1,065	49,608
MeadWestvaco Corp.	420	15,246
OJI Holdings Corp. (b)	4,000	15,041
Stora Enso Oyj	1,482	9,594
UPM-Kymmene Oyj	1,411	15,782

		105,271

		3,877,175

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	13,618	499,644
Belgacom SA	409	10,182
Bezeq The Israeli Telecommunication Corp., Ltd.	7,158	9,935
BT Group PLC	20,918	88,349
CenturyLink, Inc.	1,500	52,695
Deutsche Telekom AG	7,551	79,937
Elisa Oyj (b)	381	7,090
France Telecom SA	4,984	50,502
Frontier Communications Corp. (b)	2,380	9,472
HKT Trust/HKT Ltd.	369	370
Iliad SA	80	17,018
Inmarsat PLC	1,202	12,868
Koninklijke KPN NV (b)	2,757	9,286
Nippon Telegraph & Telephone Corp.	1,200	52,391
Portugal Telecom SGPS SA	1,687	8,363
Singapore Telecommunications Ltd.	21,000	60,741
Swisscom AG	62	28,714
TDC A/S	1,331	10,245
Telecom Corp. of New Zealand Ltd.	5,176	10,159
Telecom Italia SpA (ordinary shares)	28,057	19,789
Telecom Italia SpA (savings shares)	16,898	10,418
Telefonica SA	11,042	149,603
Telekom Austria AG	378	2,483
Telenet Group Holding NV	194	9,610
Telenor ASA	1,945	42,825
TeliaSonera AB	5,820	41,567
Telstra Corp., Ltd.	11,707	55,048
Verizon Communications, Inc.	6,915	339,872
Vivendi SA	3,465	71,684
Windstream Corp. (b)	1,395	11,090

		1,771,950

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	720	$50,141
KDDI Corp.	1,400	58,537
MetroPCS Communications, Inc. (a)	725	7,902
Millicom International Cellular SA	313	25,008
NTT DoCoMo, Inc. (b)	41	60,949
Softbank Corp.	2,400	110,572
Sprint Nextel Corp. (a)	7,230	44,898
StarHub Ltd.	4,000	14,062
Vodafone Group PLC	133,955	380,121

		752,190

		2,524,140

Utilities - 0.9%
Electric Utilities - 0.5%
Acciona SA	125	6,844
American Electric Power Co., Inc.	1,175	57,140
Cheung Kong Infrastructure Holdings Ltd.	2,000	13,731
Chubu Electric Power Co., Inc. (b)	1,700	20,704
Chugoku Electric Power Co., Inc. (The)	900	11,761
CLP Holdings Ltd.	5,000	43,832
Contact Energy Ltd.	971	4,633
Duke Energy Corp.	1,732	125,726
Edison International	765	38,495
EDP - Energias de Portugal SA	5,130	15,809
Electricite de France SA	1,042	19,988
Enel SpA	17,694	58,017
Entergy Corp.	425	26,877
Exelon Corp.	2,047	70,580
FirstEnergy Corp.	985	41,567
Fortum Oyj	1,194	24,085
Iberdrola SA	10,436	48,787
Kansai Electric Power Co., Inc. (The) (a)	2,000	18,965
Kyushu Electric Power Co., Inc. (a)	1,200	12,235
NextEra Energy, Inc.	1,045	81,176
Northeast Utilities	760	33,030
Pepco Holdings, Inc.	540	11,556
Pinnacle West Capital Corp.	285	16,499
Power Assets Holdings Ltd.	3,500	33,033
PPL Corp.	1,395	43,677
Red Electrica Corp. SA	291	14,655
Shikoku Electric Power Co., Inc. (a)	700	9,977
Southern Co. (The)	2,110	99,001
SP AusNet	12,753	15,914
SSE PLC	2,523	57,036
Tohoku Electric Power Co., Inc. (a)	1,400	11,167
Verbund AG	183	3,976
Xcel Energy, Inc.	1,170	34,749

		1,125,222

Gas Utilities - 0.1%
AGL Resources, Inc.	298	12,501
Enagas SA	481	11,218
Gas Natural SDG SA	933	16,556
Hong Kong & China Gas Co., Ltd.	14,000	40,812
ONEOK, Inc.	470	22,405
Osaka Gas Co., Ltd. (b)	5,000	21,865
Snam SpA	6,059	27,679
Toho Gas Co., Ltd. (b)	2,000	12,742
Tokyo Gas Co., Ltd. (b)	7,000	37,839

		203,617

Company	Shares	U.S. $ Value
Independent Power Producers & Energy Traders - 0.0%
AES Corp./VA	1,485	$18,666
Electric Power Development Co., Ltd.	500	12,725
Enel Green Power SpA	8,772	16,485
NRG Energy, Inc.	540	14,305

		62,181

Multi-Utilities - 0.3%
AGL Energy Ltd.	1,463	24,217
Ameren Corp.	560	19,611
CenterPoint Energy, Inc.	995	23,840
Centrica PLC	13,908	77,852
CMS Energy Corp.	620	17,323
Consolidated Edison, Inc.	730	44,552
Dominion Resources, Inc./VA	1,385	80,579
DTE Energy Co.	420	28,703
E.ON SE	4,841	84,707
GDF Suez	3,330	63,973
Integrys Energy Group, Inc.	200	11,632
National Grid PLC	9,585	111,375
NiSource, Inc.	655	19,218
PG&E Corp.	1,025	45,643
Public Service Enterprise Group, Inc.	1,205	41,380
RWE AG	1,316	49,127
SCANA Corp.	295	15,092
Sempra Energy	560	44,766
TECO Energy, Inc.	475	8,465
United Utilities Group PLC	1,833	19,754
Veolia Environnement SA	932	11,810
Wisconsin Energy Corp.	550	23,590

		867,209

Water Utilities - 0.0%
Severn Trent PLC	639	16,651

		2,274,880

Total Common Stocks (cost $53,862,302)		64,703,614

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 20.0%
United States - 20.0%
U.S. Treasury Bonds
1.25%, 2/15/14	$490	494,651
2.75%, 8/15/42	775	719,054
3.125%, 11/15/41-2/15/42	1,360	1,367,443
3.50%, 2/15/39	152	165,276
3.75%, 8/15/41	220	248,806
3.875%, 8/15/40	280	323,881
4.25%, 5/15/39	240	294,937
4.375%, 11/15/39-5/15/41	593	743,469

Company	Principal Amount (000)	U.S. $ Value
4.50%, 8/15/39	$220	$280,913
4.75%, 2/15/37-2/15/41	266	351,980
5.375%, 2/15/31	650	904,211
6.00%, 2/15/26	134	190,741
6.25%, 8/15/23-5/15/30	724	1,081,593
6.875%, 8/15/25	325	492,629
7.25%, 5/15/16	108	130,916
7.50%, 11/15/16	92	115,101
7.625%, 2/15/25	55	87,347
8.00%, 11/15/21	123	187,421
U.S. Treasury Notes
0.125%, 9/30/13-12/31/13	980	979,908
0.25%, 11/30/13-2/15/15	5,620	5,622,546
0.375%, 11/15/14	165	165,393
0.50%, 10/15/13-7/31/17	4,198	4,197,878
0.75%, 8/15/13-6/15/14	1,374	1,379,722
0.875%, 11/30/16-4/30/17	2,315	2,345,026
1.00%, 1/15/14-10/31/16	2,755	2,798,193
1.125%, 6/15/13	649	650,369
1.25%, 3/15/14-4/30/19	1,980	2,005,400
1.375%, 11/30/15-2/28/19	1,892	1,938,553
1.625%, 8/15/22	925	913,076
1.75%, 7/31/15	660	682,429
1.875%, 10/31/17	1,100	1,159,125
2.00%, 11/30/13-2/15/22	2,749	2,834,460
2.125%, 12/31/15-8/15/21	825	863,714
2.25%, 1/31/15-11/30/17	739	786,457
2.375%, 8/31/14-7/31/17	2,504	2,602,626
2.50%, 3/31/15	148	154,625
2.625%, 1/31/18-11/15/20	1,505	1,642,424
2.75%, 5/31/17-2/15/19	2,665	2,918,766
3.00%, 2/28/17	889	973,455
3.125%, 10/31/16-5/15/21	1,111	1,229,159
3.25%, 7/31/16 (e)	1,147	1,254,442
3.375%, 11/15/19	380	434,981
3.625%, 2/15/20-2/15/21	800	930,422
3.75%, 11/15/18	615	711,862

Total Governments - Treasuries (cost $49,848,605)		50,355,380

	Shares
INVESTMENT COMPANIES - 5.4%
Funds and Investment Trusts - 5.4%
iShares MSCI EAFE Index Fund	5	295
iShares MSCI Emerging Markets Index Fund	86,474	3,699,358
SPDR S&P 500 ETF Trust	62,978	9,859,206

Total Investment Companies (cost $13,553,126)		13,558,859

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
iShares MSCI EAFE Index
Expiration: Jun 2013, Exercise Price: $ 57.00 (a) (f)	1,038	106,395

Company	Contracts	U.S. $ Value
iShares MSCI Emerging Markets Index
Expiration: Jun 2013, Exercise Price: $ 42.50 (a) (f)	1,409	$170,489

		276,884

Option on Equity Indices - 0.0%
S&P 500 Index
Expiration: Jun 2013, Exercise Price: $ 1,475.00 (a) (f)	80	119,600

Total Options Purchased - Puts (premiums paid $407,952)		396,484

	Shares
SHORT-TERM INVESTMENTS - 47.2%
Investment Companies - 45.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (g) (cost $114,024,547)	114,024,547	114,024,547

	Principal Amount (000)
U.S. Treasury Bill - 1.9%
U.S. Treasury Bill Zero Coupon 4/18/13-8/08/13 (e) (cost $4,719,125)	$4,720	4,719,125

Total Short-Term Investments (cost $118,743,672)		118,743,672

Total Investments Before Security Lending Collateral for Securities Loaned - 98.4% (cost $236,415,657)		247,758,009

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Investment Companies - 0.9%
AllianceBernstein Exchange Reserves - Class I, 0.09% (g) (cost $2,222,284)	2,222,284	2,222,284

Total Investments - 99.3% (cost $238,637,941) (h)		$249,980,293
Other assets less liabilities - 0.7% (i)		1,888,202

Net Assets - 100.0%		$251,868,495

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr JGB Mini SGX Futures	4	June 2013	$617,611	$618,134	$523
ASX SPI 200 Index Futures	21	June 2013	2,750,989	2,714,982	(36,007)
Euro STOXX 50 Index Futures	316	June 2013	10,734,118	10,345,356	(388,762)
FTSE 100 Index Futures	102	June 2013	9,951,522	9,843,026	(108,496)
German Euro Bobl Futures	1	June 2013	161,861	162,436	575
German Euro Bund Futures	1	June 2013	184,767	186,496	1,729
Hang Seng Index Futures	8	April 2013	1,153,930	1,149,931	(3,999)
MSCI Emerging Market Mini Futures	9	June 2013	472,324	462,330	(9,994)
Russell 2000 Mini Index Futures	65	June 2013	5,947,451	6,167,850	220,399
S&P 500 E Mini Index Futures	241	June 2013	18,353,372	18,830,535	477,163
S&P Mid Cap 400 E Mini Index Futures	78	June 2013	8,586,653	8,977,800	391,147
TOPIX Index Futures	70	June 2013	7,346,283	7,722,420	376,137
U.S. T-Note 10 Yr Futures	156	June 2013	20,434,641	20,589,563	154,922
U.S. T-Note 5 Yr Futures	2	June 2013	247,847	248,109	262
UK Long Gilt Bond Futures	1	June 2013	178,582	180,480	1,898
Ultra Long U.S. T-Bond Futures	40	June 2013	6,256,103	6,303,750	47,647

					$1,125,144

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	USD	373	JPY	35,735	6/13/13	$7,101
BNP Paribas SA	USD	977	EUR	745	6/13/13	(21,544)
BNP Paribas SA	JPY	101,588	USD	1,065	6/13/13	(14,630)
BNP Paribas SA	USD	322	SEK	2,081	6/13/13	(3,175)
Deutsche Bank AG London	AUD	2,721	USD	2,777	6/13/13	(40,703)
Deutsche Bank AG London	USD	2,036	EUR	1,566	6/13/13	(27,109)
Deutsche Bank AG London	USD	561	GBP	374	6/13/13	7,360
Deutsche Bank AG London	USD	545	CHF	515	6/13/13	(1,804)
HSBC Bank USA	USD	3,290	GBP	2,187	6/13/13	31,780

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Canada	CAD	302	USD	292	6/13/13	$(4,499)
Royal Bank of Scotland PLC	USD	298	EUR	230	6/13/13	(2,698)
Royal Bank of Scotland PLC	USD	2,411	JPY	222,513	6/13/13	(45,568)
Royal Bank of Scotland PLC	JPY	35,606	USD	371	6/13/13	(7,413)
Royal Bank of Scotland PLC	USD	379	SEK	2,419	6/13/13	(8,826)
State Street Bank & Trust Co.	USD	454	JPY	42,125	6/13/13	(6,478)
UBS AG	USD	1,598	JPY	149,093	6/13/13	(13,092)

						$(151,298)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
S&P 500 Index (f)	80	$1,750.00	December 2013	$47,732	$(77,200)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA:
iTraxx XOVER-Series 18 5 Year Index, 12/20/17*	5.00%	4.19%	EUR	211	$9,203	$3,804	$5,399
Deutsche Bank AG:
CDX-NAHY-Series 19 5 Year, 12/20/2017*	5.00	3.97		$1,620	70,537	15,270	55,267
Morgan Stanley Capital Services LLC:
iTraxx XOVER-Series 18 5 Year Index, 12/20/17*	5.00	4.19	EUR	449	19,584	8,213	11,371
CDX-NAHY-Series 19 5 Year, 12/20/2017*	5.00	3.97		$1,080	47,025	10,163	36,862

					$146,349	$37,450	$108,899

*	Termination date

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	20	0.48%	$74	8/15/13	Deutsche Bank AG	$481
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	79	0.48%	294	8/15/13	Deutsche Bank AG	1,898
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	73	0.48%	272	9/16/13	Deutsche Bank AG	1,754
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	18	0.48%	67	10/15/13	Deutsche Bank AG	433
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	56	0.48%	208	11/15/13	Deutsche Bank AG	1,346
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	238	0.58%	886	3/17/14	Deutsche Bank AG	5,424
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	237	0.58%	870	4/15/14	Deutsche Bank AG	17,804
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	12	0.54%	45	4/15/13	JPMorgan Chase Bank NA	287
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	32	0.54%	119	4/15/13	JPMorgan Chase Bank NA	766
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	70	0.54%	261	4/15/13	JPMorgan Chase Bank NA	1,677
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	69	0.54%	257	4/15/13	JPMorgan Chase Bank NA	1,653
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	56	0.54%	208	4/15/13	JPMorgan Chase Bank NA	1,341
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	72	0.54%	268	4/15/13	JPMorgan Chase Bank NA	1,725
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	19	0.43%	71	6/17/13	JPMorgan Chase Bank NA	458

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	151	0.48%	$562	1/15/14	JPMorgan Chase Bank NA	$3,628
Receive	Russell 2000 Total Return Index	30	0.20%	132	3/17/14	JPMorgan Chase Bank NA	(11)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	19	0.20%	71	4/15/13	Morgan Stanley Capital Services LLC	463
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	233	0.40%	867	5/15/13	UBS AG	5,622
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	19	0.43%	71	6/17/13	UBS AG	458
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	132	0.40%	491	10/15/13	UBS AG	3,185
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	130	0.48%	484	11/15/13	UBS AG	3,124
Receive	MSCI Daily TR Net Emerging Markets USD	21,594	0.65%	9,011	12/23/13	UBS AG	(77,728)
Receive	Russell 2000 Total Return Index	109	0.20%	478	9/16/13	UBS AG	18
Receive	Russell 2000 Total Return Index	65	0.20%	285	10/15/13	UBS AG	(5)
Receive	Russell 2000 Total Return Index	487	0.20%	2,136	2/18/14	UBS AG	(153)

							$(24,352)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $3,886,038.
(f)	One contract relates to 100 shares.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,443,313 and gross unrealized depreciation of investments was $(992,062), resulting in net unrealized appreciation of $11,451,251.
(i)	An amount of U.S. $3,403,475 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2013.

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ASX	-	Australian Stock Exchange
CDX-NAHY	-	North American High Yield Credit Default Swap Index
EPRA	-	European Public Real Estate Association
FTSE	-	Financial Times Stock Exchange
NAREIT	-	National Association of Real Estate Investment Trusts
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
TOPIX	-	Tokyo Price Index

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$5,436,276		$7,527,122		$	– 0	–	$12,963,398
Consumer Staples	3,848,734		3,646,455			– 0	–	7,495,189
Health Care	4,285,070		3,205,107			– 0	–	7,490,177
Information Technology	6,130,568		1,349,386			– 0	–	7,479,954
Industrials	3,475,502		3,832,979			30,443		7,338,924
Consumer Discretionary	4,010,709		3,327,627			– 0	–	7,338,336
Energy	3,701,895		2,219,546			– 0	–	5,921,441
Materials	1,166,824		2,710,351			– 0	–	3,877,175
Telecommunication Services	1,032,732		1,491,408			– 0	–	2,524,140
Utilities	1,172,344		1,102,536			– 0	–	2,274,880
Governments - Treasuries	– 0	–	50,355,380			– 0	–	50,355,380
Investment Companies	13,558,859		– 0	–		– 0	–	13,558,859

Options Purchased - Puts	– 0	–	396,484		– 0	–	396,484
Short-Term Investments:
Investment Companies	114,024,547		– 0	–	– 0	–	114,024,547
U.S. Treasury Bill	– 0	–	4,719,125		– 0	–	4,719,125
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,222,284		– 0	–	– 0	–	2,222,284

Total Investments in Securities	164,066,344		85,883,506	+	30,443		249,980,293
Other Financial Instruments* :
Assets:
Futures Contracts	1,672,402		– 0	–	– 0	–	1,672,402
Forward Currency Exchange Contracts	– 0	–	48,343		– 0	–	48,343
Credit Default Swap Contracts	– 0	–	108,899		– 0	–	108,899
Total Return Swap Contracts	– 0	–	53,545		– 0	–	53,545
Liabilities:
Futures Contracts	(547,258)		– 0	–	– 0	–	(547,258)
Forward Currency Exchange Contracts	– 0	–	(199,641)		– 0	–	(199,641)
Call Options Written	– 0	–	(77,200)		– 0	–	(77,200)
Total Return Swap Contracts	– 0	–	(77,897)		– 0	–	(77,897)

Total^	$165,191,488		$85,739,555		$30,443		$250,961,486

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 12/31/12	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(1,519)			(1,519)
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		31,962			31,962
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 3/31/13		$30,443			$30,443

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13		$(1,519)			$(1,519)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Information Technology - 37.8%
Communications Equipment - 1.4%
QUALCOMM, Inc.	26,440	$1,770,158

Computers & Peripherals - 7.3%
Apple, Inc.	3,545	1,569,124
Fusion-io, Inc. (a) (b)	216,917	3,550,931
Silicon Graphics International Corp. (a) (b)	150,035	2,062,981
Stratasys Ltd. (a) (b)	32,640	2,422,541

		9,605,577

Electronic Equipment, Instruments & Components - 1.0%
Hexagon AB	47,600	1,299,947

Internet Software & Services - 10.9%
Cornerstone OnDemand, Inc. (b)	43,065	1,468,516
eBay, Inc. (b)	26,100	1,415,142
Facebook, Inc. (b)	78,672	2,012,430
Google, Inc.-Class A(b)	2,401	1,906,466
LinkedIn Corp. (b)	10,427	1,835,778
MercadoLibre, Inc. (a)	8,160	787,929
Rackspace Hosting, Inc. (b)	45,582	2,300,979
Yelp, Inc.(b)	106,170	2,517,291

		14,244,531

Semiconductors & Semiconductor Equipment - 9.4%
ARM Holdings PLC	94,575	1,332,586
ASML Holding NV (a)	18,730	1,273,827
Mellanox Technologies Ltd. (a) (b)	60,744	3,371,900
NVIDIA Corp.	315,968	4,050,710
NXP Semiconductor NV (b)	32,910	995,857
Samsung Electronics Co., Ltd.	965	1,315,323

		12,340,203

Software - 7.8%
Intuit, Inc.	21,640	1,420,666
NetSuite, Inc. (b)	23,179	1,855,711
Red Hat, Inc. (b)	63,828	3,227,144
Salesforce.com, Inc. (b)	9,338	1,669,914
Splunk, Inc. (b)	50,168	2,008,225

		10,181,660

		49,442,076

Financials - 13.9%
Capital Markets - 2.6%
CITIC Securities Co., Ltd. (a) (b)	1,024,300	2,216,224
UBS AG (b)	81,530	1,254,747

		3,470,971

Commercial Banks - 3.5%
BOC Hong Kong Holdings Ltd.	717,000	2,402,727
Grupo Financiero Banorte SAB de CV - Class O	186,030	1,491,228

Company	Shares	U.S. $ Value
Sberbank of Russia (Sponsored ADR)	51,346	$654,662

		4,548,617

Insurance - 2.1%
AIA Group Ltd.	614,600	2,694,281

Real Estate Investment Trusts (REITs) - 0.5%
Weyerhaeuser Co.	20,937	657,003

Real Estate Management & Development - 3.7%
BR Malls Participacoes SA	60,700	755,765
Ciputra Development Tbk PT	6,693,000	745,081
Global Logistic Properties Ltd.	307,000	651,966
Guangzhou R&F Properties Co., Ltd.	424,400	713,154
Hang Lung Group Ltd.	361,000	2,038,549

		4,904,515

Thrifts & Mortgage Finance - 1.5%
Housing Development Finance Corp.	129,062	1,957,488

		18,232,875

Health Care - 12.0%
Biotechnology - 1.8%
Cepheid, Inc. (b)	60,267	2,312,445

Health Care Equipment & Supplies - 3.1%
Given Imaging Ltd. (b)	86,969	1,421,943
Intuitive Surgical, Inc. (b)	5,253	2,580,221

		4,002,164

Health Care Providers & Services - 0.4%
IHH Healthcare Bhd (b)	503,300	598,720

Health Care Technology - 1.3%
athenahealth, Inc. (b)	17,986	1,745,361

Life Sciences Tools & Services - 5.4%
Illumina, Inc. (a) (b)	101,141	5,461,614
PerkinElmer, Inc.	46,670	1,569,979

		7,031,593

		15,690,283

Consumer Discretionary - 11.9%
Automobiles - 1.1%
Tesla Motors, Inc. (a) (b)	38,709	1,466,684

Hotels, Restaurants & Leisure - 1.0%
Bloomberry Resorts Corp. (b)	3,963,700	1,381,533

Household Durables - 0.5%
iRobot Corp. (b)	25,550	655,613

Internet & Catalog Retail - 4.0%
Amazon.com, Inc. (b)	11,918	3,176,028
Ctrip.com International Ltd. (ADR) (b)	95,670	2,045,424

		5,221,452

Company	Shares	U.S. $ Value
Specialty Retail - 2.9%
L’Occitane International SA	408,250	$1,244,234
Zhongsheng Group Holdings Ltd. (a)	2,065,000	2,507,638

		3,751,872

Textiles, Apparel & Luxury Goods - 2.4%
Burberry Group PLC	85,820	1,737,423
Samsonite International SA	571,000	1,431,450

		3,168,873

		15,646,027

Energy - 7.9%
Energy Equipment & Services - 4.1%
National Oilwell Varco, Inc.	20,180	1,427,735
Oceaneering International, Inc.	20,810	1,381,992
Schlumberger Ltd.	17,450	1,306,831
Technip SA	12,060	1,236,993

		5,353,551

Oil, Gas & Consumable Fuels - 3.8%
Concho Resources, Inc. (b)	16,750	1,631,953
Denbury Resources, Inc. (b)	104,270	1,944,635
Noble Energy, Inc.	12,000	1,387,920

		4,964,508

		10,318,059

Materials - 6.2%
Chemicals - 2.0%
Monsanto Co.	12,810	1,353,121
Umicore SA	28,300	1,331,113

		2,684,234

Metals & Mining - 4.2%
Freeport-McMoRan Copper & Gold, Inc.	46,278	1,531,802
Goldcorp, Inc.	47,580	1,600,115
Mongolian Mining Corp. (a) (b)	2,778,000	1,028,384
Turquoise Hill Resources Ltd. (b)	209,344	1,333,322

		5,493,623

		8,177,857

Industrials - 6.0%
Construction & Engineering - 1.5%
Bharti Infratel Ltd. (b)	185,280	623,850
Larsen & Toubro Ltd.	51,310	1,295,060

		1,918,910

Electrical Equipment - 1.0%
Babcock & Wilcox Co. (The)	48,495	1,377,743

Machinery - 3.5%
Cummins, Inc.	15,770	1,826,324
FANUC Corp.	8,700	1,339,543

Company	Shares		U.S. $ Value
Proto Labs, Inc. (b)		28,353	$1,392,132

			4,557,999

Transportation Infrastructure - 0.0%
Adani Ports and Special Economic Zone		9,483	24,093

			7,878,745

Consumer Staples - 1.6%
Beverages - 1.6%
Heckmann Corp. (a) (b)		475,809	2,041,221

Telecommunication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Softbank Corp.		16,900	778,613
Tower Bersama Infrastructure Tbk PT (b)		1,834,500	1,143,561

			1,922,174

Utilities - 0.2%
Gas Utilities - 0.2%
Infraestructura Energetica Nova SAB de CV (b)		66,800	212,815

Total Common Stocks (cost $117,545,688)			129,562,132

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Equity Indices - 0.2%
iShares MSCI Emerging Markets Index
Expiration: Dec 2013, Exercise Price: $ 41.50 (b) (c) (premiums paid $204,079)		770	181,720

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.7%
Time Deposit - 0.7%
State Street Time Deposit 0.01%, 4/01/13 (cost $958,142)	U.S.$	958	958,142

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $118,707,909)			130,701,994

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 17.1%
Investment Companies - 17.1%
AllianceBernstein Exchange Reserves - Class I, 0.09%(d) (cost $22,466,800)		22,466,800	22,466,800

Total Investments - 117.0% (cost $141,174,709)(e)			$153,168,794
Other assets less liabilities - (17.0)%			(22,300,209)

Net Assets - 100.0%			$130,868,585

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD 3,788	AUD 3,715	6/13/13	$58,946
BNP Paribas SA	USD 7,807	EUR 5,953	6/13/13	(172,138)
Royal Bank of Canada	USD 6,038	GBP 4,022	6/13/13	71,291
Royal Bank of Scotland PLC	USD 4,116	CAD 4,248	6/13/13	58,884
Societe Generale	USD 4,994	JPY 473,693	6/13/13	41,057

				$58,040

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,884,646 and gross unrealized depreciation of investments was $(5,890,561), resulting in net unrealized appreciation of $11,994,085.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
MSCI	-	Morgan Stanley Capital International
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

March 31, 2013 (unaudited)

60.4%	United States
6.6%	Hong Kong
5.7%	China
3.0%	India
2.6%	Israel
2.3%	United Kingdom
2.2%	Canada
1.7%	Netherlands
1.6%	Japan
1.5%	Indonesia
1.3%	Mexico
1.1%	Philippines
1.0%	Belgium
8.3%	Other
0.7%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2013. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding Securities Lending) and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Argentina, Brazil, France, Luxembourg, Malaysia, Mongolia, Russia, Singapore, South Korea, Sweden and Switzerland.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$45,494,220		$3,947,856		$	– 0	–	$49,442,076
Financials	4,158,743		14,074,132			– 0	–	18,232,875
Health Care	15,091,563		598,720			– 0	–	15,690,283
Consumer Discretionary	7,343,749		8,302,278			– 0	–	15,646,027
Energy	9,081,066		1,236,993			– 0	–	10,318,059
Materials	5,818,360		2,359,497			– 0	–	8,177,857
Industrials	5,220,049		2,658,696			– 0	–	7,878,745
Consumer Staples	2,041,221		– 0	–		– 0	–	2,041,221
Telecommunication Services	– 0	–	1,922,174			– 0	–	1,922,174
Utilities	212,815		– 0	–		– 0	–	212,815
Options Purchased - Puts	– 0	–	181,720			– 0	–	181,720
Short-Term Investments	– 0	–	958,142			– 0	–	958,142
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	– 0	–	22,466,800			– 0	–	22,466,800

Total Investments in Securities	94,461,786		58,707,008	+		– 0	–	153,168,794
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	230,178			– 0	–	230,178
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(172,138)			– 0	–	(172,138)

Total^	$94,461,786		$58,765,048		$	– 0	–	$153,226,834

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $2,981,507 was transferred from Level 1 to Level 2 due to decrease in observable inputs during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Information Technology - 29.8%
Communications Equipment - 3.3%
F5 Networks, Inc. (a)	4,450	$396,406
Juniper Networks, Inc. (a)	17,490	324,265
QUALCOMM, Inc.	25,750	1,723,962

		2,444,633

Computers & Peripherals - 4.2%
Apple, Inc.	7,065	3,127,181

Internet Software & Services - 7.3%
eBay, Inc. (a)	33,240	1,802,273
Facebook, Inc. (a)	21,350	546,133
Google, Inc.-Class A (a)	2,952	2,343,976
LinkedIn Corp.(a)	4,630	815,158

		5,507,540

IT Services - 5.0%
Cognizant Technology Solutions Corp.-Class A (a)	17,990	1,378,214
MAXIMUS, Inc.	7,320	585,380
Visa, Inc.-Class A	10,500	1,783,320

		3,746,914

Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV (b)	4,570	310,806
Broadcom Corp.-Class A	15,870	550,213
Xilinx, Inc.	20,270	773,706

		1,634,725

Software - 7.8%
ANSYS, Inc. (a)	7,570	616,349
Citrix Systems, Inc. (a)	13,040	940,967
Intuit, Inc.	10,160	667,004
Oracle Corp.	61,600	1,992,144
Red Hat, Inc. (a)	13,610	688,122
ServiceNow, Inc. (a)	7,150	258,830
TIBCO Software, Inc. (a)	19,450	393,279
Workday, Inc. (a)	4,754	292,989

		5,849,684

		22,310,677

Consumer Discretionary - 15.7%
Automobiles - 1.2%
Harley-Davidson, Inc.	16,890	900,237

Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc.-Class A (a)	1,320	430,148
Starbucks Corp.	25,160	1,433,114

		1,863,262

Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (a)	5,570	1,484,349

Company	Shares	U.S. $ Value
priceline.com, Inc. (a)	1,495	$1,028,456

		2,512,805

Media - 3.7%
AMC Networks, Inc. (a)	10,359	654,482
Comcast Corp.-Class A	24,980	1,049,410
Viacom, Inc.-Class B	16,850	1,037,454

		2,741,346

Specialty Retail - 2.8%
Lowe’s Cos., Inc.	19,750	748,920
O’Reilly Automotive, Inc. (a)	9,360	959,868
Ulta Salon Cosmetics & Fragrance, Inc.	5,150	418,025

		2,126,813

Textiles, Apparel & Luxury Goods - 2.1%
Michael Kors Holdings Ltd. (a)	13,527	768,198
VF Corp.	4,740	795,135

		1,563,333

		11,707,796

Consumer Staples - 13.0%
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	11,630	1,234,059
CVS Caremark Corp.	23,520	1,293,365

		2,527,424

Food Products - 2.9%
Hershey Co. (The)	7,030	615,336
Kraft Foods Group, Inc.	16,650	857,975
Mead Johnson Nutrition Co.-Class A	9,420	729,579

		2,202,890

Personal Products - 1.4%
Estee Lauder Cos., Inc. (The)-Class A	15,880	1,016,796

Tobacco - 5.3%
Altria Group, Inc.	41,830	1,438,534
Philip Morris International, Inc.	27,420	2,542,108

		3,980,642

		9,727,752

Health Care - 12.6%
Biotechnology - 5.7%
Biogen Idec, Inc. (a)	6,470	1,248,128
Celgene Corp. (a)	9,000	1,043,190
Gilead Sciences, Inc. (a)	29,850	1,460,560
Synageva BioPharma Corp. (a)	8,640	474,509

		4,226,387

Health Care Equipment & Supplies - 2.2%
HeartWare International, Inc. (a)	8,750	773,763

Company	Shares	U.S. $ Value
Intuitive Surgical, Inc. (a)	1,760	$864,494

		1,638,257

Health Care Providers & Services - 0.9%
AmerisourceBergen Corp.-Class A	13,830	711,554

Pharmaceuticals - 3.8%
Allergan, Inc./United States	10,780	1,203,371
Bristol-Myers Squibb Co.	39,490	1,626,593

		2,829,964

		9,406,162

Industrials - 12.3%
Aerospace & Defense - 3.5%
Boeing Co. (The)	17,610	1,511,819
Precision Castparts Corp.	5,720	1,084,626

		2,596,445

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	10,780	384,954

Electrical Equipment - 2.5%
AMETEK, Inc.	16,390	710,670
Emerson Electric Co.	21,370	1,193,942

		1,904,612

Industrial Conglomerates - 1.6%
Danaher Corp.	19,030	1,182,714

Machinery - 1.7%
Dover Corp.	5,350	389,908
Joy Global, Inc.	6,360	378,547
Parker Hannifin Corp.	5,660	518,343

		1,286,798

Road & Rail - 1.1%
JB Hunt Transport Services, Inc.	10,910	812,577

Trading Companies & Distributors - 1.4%
WW Grainger, Inc.	4,520	1,016,910

		9,185,010

Energy - 9.0%
Energy Equipment & Services - 3.9%
National Oilwell Varco, Inc.	10,795	763,746
Schlumberger Ltd.	22,035	1,650,201
Technip SA	4,925	505,157

		2,919,104

Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	9,970	871,877
Concho Resources, Inc. (a)	8,010	780,414
EOG Resources, Inc.	5,985	766,499

Company	Shares	U.S. $ Value
Noble Energy, Inc.	12,205	$1,411,630

		3,830,420

		6,749,524

Financials - 5.5%
Capital Markets - 2.9%
Affiliated Managers Group, Inc. (a)	5,060	777,064
Artisan Partners Asset Management, Inc. (a)	2,818	111,170
Goldman Sachs Group, Inc. (The)	5,540	815,211
State Street Corp.	8,050	475,675

		2,179,120

Commercial Banks - 0.9%
Wells Fargo & Co.	18,650	689,863

Diversified Financial Services - 1.7%
IntercontinentalExchange, Inc. (a)	5,410	882,209
JPMorgan Chase & Co.	7,970	378,256

		1,260,465

		4,129,448

Total Common Stocks (cost $57,847,901)		73,216,369

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.2%
Time Deposit - 2.2%
State Street Time Deposit 0.01%, 4/01/13 (cost $1,627,974)	$1,628	1,627,974

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $59,475,875)		74,844,343

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
Investment Companies - 0.4%
AllianceBernstein Exchange Reserves - Class I, 0.09% (c) (cost $278,656)	278,656	278,656

Total Investments - 100.5% (cost $59,754,531) (d)		75,122,999
Other assets less liabilities - (0.5)%		(346,324)

Net Assets - 100.0%		$74,776,675

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,002,434 and gross unrealized depreciation of investments was $(633,966), resulting in net unrealized appreciation of $15,368,468.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Growth Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$22,310,677		$	– 0	–	$	– 0	–	$22,310,677
Consumer Discretionary	11,707,796			– 0	–		– 0	–	11,707,796
Consumer Staples	9,727,752			– 0	–		– 0	–	9,727,752
Health Care	9,406,162			– 0	–		– 0	–	9,406,162
Industrials	9,185,010			– 0	–		– 0	–	9,185,010
Energy	6,244,367			505,157			– 0	–	6,749,524
Financials	4,129,448			– 0	–		– 0	–	4,129,448
Short-Term Investments	– 0	–		1,627,974			– 0	–	1,627,974
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	278,656			– 0	–		– 0	–	278,656

Total Investments in Securities	72,989,868			2,133,131			– 0	–	75,122,999
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$72,989,868			$2,133,131		$	– 0	–	$75,122,999

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.9%
Financials - 23.2%
Capital Markets - 7.0%
BlackRock, Inc.- Class A	87,920	$22,584,890
Goldman Sachs Group, Inc. (The)	151,500	22,293,225
State Street Corp.	375,750	22,203,067

		67,081,182

Commercial Banks - 4.2%
Fifth Third Bancorp	520,670	8,492,128
Wells Fargo & Co.	854,170	31,595,748

		40,087,876

Consumer Finance - 1.4%
Capital One Financial Corp.	235,660	12,949,517

Diversified Financial Services - 4.0%
JPMorgan Chase & Co.	813,230	38,595,896

Insurance - 6.6%
ACE Ltd.	171,130	15,225,436
Berkshire Hathaway, Inc. (a)	315,622	32,887,812
Hartford Financial Services Group, Inc.	141,540	3,651,732
MetLife, Inc.	93,382	3,550,384
Travelers Cos., Inc. (The)	94,980	7,996,366

		63,311,730

		222,026,201

Health Care - 16.0%
Biotechnology - 3.6%
Amgen, Inc.	261,832	26,840,398
Celgene Corp. (a)	64,520	7,478,513

		34,318,911

Health Care Equipment & Supplies - 0.7%
Zimmer Holdings, Inc.	92,700	6,972,894

Health Care Providers & Services - 5.5%
Humana, Inc.	79,810	5,515,669
McKesson Corp.	122,060	13,177,597
UnitedHealth Group, Inc.	588,570	33,672,090

		52,365,356

Pharmaceuticals - 6.2%
AbbVie, Inc.	106,900	4,359,382
Bristol-Myers Squibb Co.	414,420	17,069,960
Merck & Co., Inc.	420,049	18,578,767
Pfizer, Inc.	678,610	19,584,685

		59,592,794

		153,249,955

Energy - 11.9%
Energy Equipment & Services - 2.8%
Diamond Offshore Drilling, Inc.	288,649	20,078,424

Company	Shares	U.S. $ Value
National Oilwell Varco, Inc.	99,297	$7,025,263

		27,103,687

Oil, Gas & Consumable Fuels - 9.1%
Apache Corp.	39,770	3,068,653
Chevron Corp.	227,000	26,972,140
ConocoPhillips	183,470	11,026,547
Exxon Mobil Corp.	367,190	33,087,491
HollyFrontier Corp.	108,180	5,565,861
Occidental Petroleum Corp.	94,790	7,428,693

		87,149,385

		114,253,072

Industrials - 11.5%
Aerospace & Defense - 5.1%
Boeing Co. (The)	400,460	34,379,491
Raytheon Co.	234,930	13,811,535

		48,191,026

Construction & Engineering - 0.8%
URS Corp.	163,361	7,744,945

Electrical Equipment - 0.4%
Hubbell, Inc. - Class B	40,340	3,917,417

Industrial Conglomerates - 2.7%
General Electric Co.	1,125,710	26,026,415

Machinery - 1.7%
Actuant Corp. - Class A	181,345	5,552,784
Dover Corp.	99,870	7,278,526
Lincoln Electric Holdings, Inc.	63,313	3,430,298

		16,261,608

Professional Services - 0.8%
Equifax, Inc.	134,370	7,738,368

		109,879,779

Information Technology - 10.4%
Communications Equipment - 2.3%
Cisco Systems, Inc.	1,049,580	21,946,718

Computers & Peripherals - 1.6%
Apple, Inc.	34,290	15,177,783

Internet Software & Services - 1.6%
Yahoo!, Inc. (a)	665,570	15,660,862

IT Services - 1.4%
Amdocs Ltd.	154,564	5,602,945
Global Payments, Inc.	152,860	7,591,028

		13,193,973

Semiconductors & Semiconductor Equipment - 0.8%
NVIDIA Corp.	575,460	7,377,397

Software - 2.7%
Cadence Design Systems, Inc. (a)	554,030	7,717,638
Microsoft Corp.	396,510	11,344,151

Company	Shares	U.S. $ Value
Oracle Corp.	202,480	$6,548,203

		25,609,992

		98,966,725

Consumer Discretionary - 9.3%
Diversified Consumer Services - 0.4%
DeVry, Inc.	112,949	3,586,131

Internet & Catalog Retail - 3.5%
Liberty Interactive Corp. (a)	1,551,189	33,164,421

Media - 5.0%
Comcast Corp. - Class A	508,370	21,356,624
Scripps Networks Interactive, Inc.-Class A	133,410	8,583,599
Viacom, Inc.-Class B	292,730	18,023,386

		47,963,609

Specialty Retail - 0.4%
O’Reilly Automotive, Inc. (a)	38,360	3,933,818

		88,647,979

Consumer Staples - 4.4%
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	261,447	14,376,970

Food Products - 1.8%
Smithfield Foods, Inc. (a)	658,560	17,438,669

Household Products - 1.1%
Energizer Holdings, Inc.	102,520	10,224,320

		42,039,959

Materials - 2.8%
Chemicals - 0.3%
CF Industries Holdings, Inc.	16,200	3,083,994

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	84,940	6,045,180

Paper & Forest Products - 1.8%
Domtar Corp.	224,970	17,462,171

		26,591,345

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	618,940	22,708,909

Total Common Stocks (cost $684,039,154)		878,363,924

Company	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 8.2%
Time Deposit - 8.2%
State Street Time Deposit 0.01%, 4/01/13 (cost $78,218,143)	$78,218	$78,218,143

Total Investments - 100.1% (cost $762,257,297) (b)		956,582,067
Other assets less liabilities - (0.1)%		(1,151,031)

Net Assets - 100.0%		$955,431,036

(a)	Non-income producing security.
(b)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $198,185,229 and gross unrealized depreciation of investments was $(3,860,459), resulting in net unrealized appreciation of $194,324,770.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$878,363,924		$	– 0	–	$	– 0	–	$878,363,924
Short-Term Investments	– 0	–		78,218,143			– 0	–	78,218,143

Total Investments in Securities	878,363,924			78,218,143			– 0	–	956,582,067
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$878,363,924			$78,218,143		$	– 0	–	$956,582,067

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 32.1%
Industrial - 15.2%
Basic - 2.3%
Alcoa, Inc.
5.40%, 4/15/21	U.S.$	180	$186,410
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		250	264,619
Basell Finance Co. BV
8.10%, 3/15/27 (a)		85	113,900
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		260	258,513
Dow Chemical Co. (The)
4.125%, 11/15/21		85	90,996
5.25%, 11/15/41		80	85,519
8.55%, 5/15/19		86	115,598
Gerdau Trade, Inc.
5.75%, 1/30/21 (a)		101	107,817
International Paper Co.
4.75%, 2/15/22		65	73,166
7.95%, 6/15/18		196	252,250
LyondellBasell Industries NV
5.75%, 4/15/24		200	234,500
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		260	258,040
Vale SA
5.625%, 9/11/42		285	281,955

			2,323,283

Capital Goods - 0.6%
Embraer SA
5.15%, 6/15/22		82	89,277
Owens Corning
6.50%, 12/01/16 (b)		160	180,136
Republic Services, Inc.
5.25%, 11/15/21		150	175,343
5.50%, 9/15/19		160	189,946

			634,702

Communications - Media - 3.3%
CBS Corp.
3.375%, 3/01/22		226	230,191
5.75%, 4/15/20		83	97,949
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		280	424,305
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.50%, 3/01/16		95	100,883
3.80%, 3/15/22		165	168,658
4.75%, 10/01/14		160	169,257
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(c)		305	328,638
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)		128	129,293
News America, Inc.
4.50%, 2/15/21		300	338,282

	Principal Amount (000)		U.S. $ Value
Omnicom Group, Inc.
3.625%, 5/01/22	U.S.$	103	$105,289
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		250	324,831
SES
3.60%, 4/04/23 (a)		57	56,725
TCI Communications, Inc.
7.875%, 2/15/26		115	159,061
Time Warner Entertainment Co. LP
8.375%, 3/15/23		326	445,703
WPP Finance UK
8.00%, 9/15/14		315	345,811

			3,424,876

Communications - Telecommunications - 1.3%
American Tower Corp.
5.05%, 9/01/20		260	288,626
AT&T, Inc.
4.30%, 12/15/42 (a)		31	28,883
4.45%, 5/15/21		177	199,176
British Telecommunications PLC
2.00%, 6/22/15		215	219,964
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		320	321,225
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	27	28,204
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	120	129,145
United States Cellular Corp.
6.70%, 12/15/33		80	84,331

			1,299,554

Consumer Cyclical - Automotive - 0.8%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		460	506,648
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		250	270,114

			776,762

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
7.625%, 4/15/31		325	439,738
Viacom, Inc.
5.625%, 9/15/19		60	71,360

			511,098

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22		125	138,750

Consumer Cyclical - Retailers - 0.3%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		290	305,867

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 1.7%
Actavis, Inc.
3.25%, 10/01/22	U.S.$	100	$101,369
Ahold Finance USA LLC
6.875%, 5/01/29		290	373,653
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		206	223,376
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		350	356,917
ConAgra Foods, Inc.
3.20%, 1/25/23		82	81,730
Kroger Co. (The)
3.40%, 4/15/22		206	214,606
Reynolds American, Inc.
3.25%, 11/01/22		127	125,564
Tyson Foods, Inc.
4.50%, 6/15/22		290	315,556

			1,792,771

Energy - 2.5%
Anadarko Petroleum Corp.
6.45%, 9/15/36		124	152,405
Encana Corp.
3.90%, 11/15/21		375	396,679
Marathon Petroleum Corp.
3.50%, 3/01/16		50	53,422
5.125%, 3/01/21		104	121,298
Nabors Industries, Inc.
9.25%, 1/15/19		254	326,690
Noble Energy, Inc.
8.25%, 3/01/19		238	310,395
Noble Holding International Ltd.
4.90%, 8/01/20		32	35,485
Phillips 66
4.30%, 4/01/22		415	455,572
Transocean, Inc.
2.50%, 10/15/17		126	127,595
Valero Energy Corp.
6.125%, 2/01/20		177	215,066
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		95	102,466
6.00%, 3/15/18		12	13,689
9.625%, 3/01/19		190	248,150

			2,558,912

Technology - 0.9%
Agilent Technologies, Inc.
5.00%, 7/15/20		64	72,814
Baidu, Inc.
2.25%, 11/28/17		220	222,675
Hewlett-Packard Co.
4.65%, 12/09/21		162	167,978
Motorola Solutions, Inc.
3.50%, 3/01/23		165	165,973
7.50%, 5/15/25		25	31,651

	Principal Amount (000)		U.S. $ Value
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	U.S.$	300	$311,925

			973,016

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		210	221,929
5.75%, 12/15/16		75	84,198

			306,127

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		310	319,386
Con-way, Inc.
6.70%, 5/01/34		31	32,583
Ryder System, Inc.
5.85%, 11/01/16		116	132,405
7.20%, 9/01/15		108	122,671

			607,045

			15,652,763

Financial Institutions - 12.4%
Banking - 7.9%
Bank of America Corp.
3.30%, 1/11/23		70	69,024
5.00%, 5/13/21		60	67,255
5.875%, 2/07/42		298	354,033
Series L
5.65%, 5/01/18		350	404,882
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	180	263,284
7.625%, 11/21/22	U.S.$	280	276,150
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14		450	484,994
Citigroup, Inc.
8.50%, 5/22/19		200	266,450
Compass Bank
5.50%, 4/01/20		250	259,890
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		280	281,915
Danske Bank A/S
5.684%, 2/15/17	GBP	98	142,205
DNB Bank ASA
3.20%, 4/03/17 (a)	U.S.$	310	328,340
Fifth Third Bancorp
3.50%, 3/15/22		121	126,073
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		165	191,849
6.00%, 6/15/20		395	466,185
HSBC Holdings PLC
4.00%, 3/30/22		320	344,297
5.10%, 4/05/21		194	224,161
ING Bank NV
2.00%, 9/25/15 (a)		280	285,108

	Principal Amount (000)		U.S. $ Value
JPMorgan Chase & Co.
4.40%, 7/22/20	U.S.$	305	$338,101
4.50%, 1/24/22		25	27,398
Series 1
7.90%, 4/30/18		154	176,920
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		232	252,161
Morgan Stanley
Series G
5.50%, 7/24/20-7/28/21		273	313,705
6.625%, 4/01/18		295	352,644
Murray Street Investment Trust I
4.647%, 3/09/17		27	29,524
National Capital Trust II
5.486%, 3/23/15 (a)		122	123,830
National Westminster Bank PLC
6.50%, 9/07/21	GBP	50	82,398
Nationwide Building Society
6.25%, 2/25/20 (a)	U.S.$	230	269,220
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22		44	50,710
Santander US Debt SAU
2.991%, 10/07/13 (a)		300	302,002
Societe Generale SA
2.50%, 1/15/14 (a)		205	207,173
Standard Chartered PLC
4.00%, 7/12/22 (a)		265	273,639
UBS AG/Stamford CT
7.625%, 8/17/22		250	279,365
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		190	191,233
Vesey Street Investment Trust I
4.404%, 9/01/16		71	77,178

			8,183,296

Brokerage - 0.2%
Nomura Holdings, Inc.
2.00%, 9/13/16		248	247,392

Finance - 0.5%
General Electric Capital Corp.
4.65%, 10/17/21		127	142,183
SLM Corp.
7.25%, 1/25/22		95	106,163
Series A
5.375%, 5/15/14		248	258,606

			506,952

Insurance - 2.9%
Allstate Corp. (The)
6.125%, 5/15/37		237	252,998
American International Group, Inc.
4.875%, 6/01/22		75	84,847
6.40%, 12/15/20		215	266,266
Coventry Health Care, Inc.
6.30%, 8/15/14		280	299,389

	Principal Amount (000)		U.S. $ Value
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	U.S.$	164	$221,442
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		85	89,832
5.50%, 3/30/20		200	233,258
Humana, Inc.
6.30%, 8/01/18		50	58,725
7.20%, 6/15/18		85	104,061
Lincoln National Corp.
8.75%, 7/01/19		113	153,160
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		110	170,042
MetLife, Inc.
7.717%, 2/15/19		109	141,540
10.75%, 8/01/39		85	131,963
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		225	325,694
Prudential Financial, Inc.
5.625%, 6/15/43		185	191,475
WellPoint, Inc.
3.30%, 1/15/23		101	102,347
XL Group PLC
5.25%, 9/15/14		110	116,064

			2,943,103

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15		283	300,306

REITS - 0.6%
HCP, Inc.
5.375%, 2/01/21		278	322,925
Health Care REIT, Inc.
5.25%, 1/15/22		275	310,241

			633,166

			12,814,215

Utility - 4.0%
Electric - 1.7%
CMS Energy Corp.
5.05%, 3/15/22		98	112,807
Constellation Energy Group, Inc.
5.15%, 12/01/20		64	73,075
FirstEnergy Corp.
Series B
4.25%, 3/15/23		54	54,615
Series C
7.375%, 11/15/31		170	199,152
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		260	323,158
Nisource Finance Corp.
6.80%, 1/15/19		240	292,851
Pacific Gas & Electric Co.
4.50%, 12/15/41		125	130,572

	Principal Amount (000)		U.S. $ Value
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	U.S.$	235	$240,656
TECO Finance, Inc.
4.00%, 3/15/16		95	102,102
5.15%, 3/15/20		120	139,018
Union Electric Co.
6.70%, 2/01/19		45	56,423

			1,724,429

Natural Gas - 2.3%
DCP Midstream LLC
5.35%, 3/15/20 (a)		108	119,465
Energy Transfer Partners LP
7.50%, 7/01/38		336	419,551
Enterprise Products Operating LLC
5.20%, 9/01/20		55	64,505
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		321	341,063
4.15%, 3/01/22		89	95,444
ONEOK, Inc.
4.25%, 2/01/22		310	329,232
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		305	334,485
TransCanada PipeLines Ltd.
6.35%, 5/15/67		235	250,681
Williams Cos., Inc. (The)
3.70%, 1/15/23		250	248,177
Williams Partners LP
5.25%, 3/15/20		173	197,148

			2,399,751

			4,124,180

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		215	239,467
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		275	302,878

			542,345

Total Corporates - Investment Grades (cost $30,008,763)			33,133,503

MORTGAGE PASS-THROUGHS - 25.5%
Agency Fixed Rate 30-Year - 20.9%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39		2,009	2,149,552
Series 2005
5.50%, 1/01/35		2,321	2,531,443
Series 2007
5.50%, 7/01/35		90	97,874
Federal National Mortgage Association
3.00%, TBA		2,615	2,697,127
3.50%, TBA		2,420	2,555,369

	Principal Amount (000)		U.S. $ Value
3.50%, TBA	U.S.$	785	$826,949
4.00%, TBA		2,640	2,814,488
4.50%, TBA		1,100	1,185,078
5.50%, 5/01/38-6/01/38		981	1,071,182
6.00%, TBA		55	60,242
6.00%, 5/01/31-7/01/39		1,050	1,151,277
Series 2002
7.00%, 3/01/32		18	21,158
Series 2003
5.00%, 11/01/33		83	90,620
5.50%, 4/01/33-7/01/33		303	333,918
Series 2004
5.50%, 4/01/34-11/01/34		275	302,845
6.00%, 9/01/34		154	172,009
Series 2005
4.50%, 8/01/35		236	254,483
5.00%, 10/01/35		640	695,468
5.50%, 2/01/35		338	372,453
Series 2006
5.00%, 2/01/36		130	140,670
Series 2007
4.50%, 9/01/35-8/01/37		331	356,956
5.00%, 7/01/36		108	117,493
Series 2008
6.00%, 3/01/37		1,059	1,169,095
Series 2010
6.00%, 2/01/40-4/01/40		357	391,488
Government National Mortgage Association
Series 1994
9.00%, 9/15/24		2	1,619

			21,560,856

Agency Fixed Rate 15-Year - 3.9%
Federal National Mortgage Association
3.00%, TBA		1,240	1,303,695
4.50%, TBA		915	984,304
4.50%, 6/01/26		1,618	1,745,156

			4,033,155

Agency ARMs - 0.7%
Federal Home Loan Mortgage Corp.
2.384%, 11/01/35 (b)		213	226,983
Federal National Mortgage Association
Series 2003
2.81%, 12/01/33 (d)		155	166,626
Series 2007
2.38%, 3/01/34 (d)		276	294,552

			688,161

Total Mortgage Pass-Throughs (cost $25,554,405)			26,282,172

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 13.2%
Autos - Fixed Rate - 7.9%
Ally Auto Receivables Trust
Series 2012-1, Class A2
0.71%, 9/15/14	U.S.$	129	$128,782
Ally Master Owner Trust
Series 2010-3, Class A
2.88%, 4/15/15 (a)		340	340,354
Series 2013-1, Class A2
1.00%, 2/15/18		260	259,988
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class A2
1.19%, 8/08/15		65	64,738
Series 2012-3, Class A3
0.96%, 1/09/17		355	356,995
Series 2012-4, Class A2
0.49%, 4/08/16		420	419,992
Series 2013-1, Class A2
0.49%, 6/08/16		235	235,041
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		210	214,291
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		245	247,165
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		202	201,845
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		160	160,837
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (a)		122	123,150
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		210	211,307
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		204	203,994
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	394	388,935
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)		205	202,185
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	289	289,107
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		100	99,698
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		640	641,473
Series 2013-1, Class A1
0.85%, 1/15/18		236	235,746

	Principal Amount (000)		U.S. $ Value
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A3
0.68%, 4/15/17	U.S.$	195	$195,346
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		485	484,944
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (a)		264	263,872
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		373	373,072
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		353	353,125
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		218	218,507
Series 2012-B, Class A2A
0.45%, 6/15/15		141	140,913
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (a)		455	456,076
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		325	326,226
Series 2012-6, Class A2
0.47%, 9/15/15		125	124,983
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		185	185,108

			8,147,795

Credit Cards - Fixed Rate - 2.9%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		620	621,489
Series 2012-5, Class A
0.59%, 5/15/18		325	325,139
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)		255	254,984
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		220	221,113
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		224	225,360
Series 2012-A3, Class A3
0.86%, 11/15/17		300	301,681
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		320	319,671
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20		300	302,725
Series 2012-7, Class A

	Principal Amount (000)		U.S. $ Value
1.76%, 9/15/22	U.S.$	260	$258,367
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		190	193,322

			3,023,851

Autos - Floating Rate - 0.9%
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.903%, 2/15/17 (a)(b)		430	441,830
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.693%, 6/20/17 (b)		485	487,186

			929,016

Credit Cards - Floating Rate - 0.6%
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.903%, 2/15/17 (a)(b)		320	322,724
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.773%, 3/18/14 (a)(b)		335	335,872

			658,596

Other ABS - Fixed Rate - 0.6%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		66	65,876
Series 2012-A, Class A3
0.94%, 5/15/17		241	242,407
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		155	155,850
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (a)		108	107,944

			572,077

Home Equity Loans - Fixed Rate - 0.2%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		54	55,472
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		125	124,019

			179,491

Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.329%, 12/25/32 (b)		61	59,354

	Principal Amount (000)		U.S. $ Value
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.463%, 1/20/35 (b)	U.S.$	77	$76,515

			135,869

Total Asset-Backed Securities (cost $13,628,175)			13,646,695

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5%
Non-Agency Fixed Rate CMBS - 8.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47		455	511,175
Series 2007-5, Class AM
5.772%, 2/10/51		78	86,827
Bear Stearns Commercial Mortgage Securities
Series 2006-T24, Class AJ
5.598%, 10/12/41		110	107,208
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/23 (a)		260	266,498
Commercial Mortgage Pass-Through Certificates
Series 2006-C3, Class AJ
5.805%, 6/15/38		105	102,536
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.811%, 5/15/46		330	385,103
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		180	179,647
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.243%, 4/10/37		235	187,657
Series 2007-GG9, Class A4
5.444%, 3/10/39		585	666,838
Series 2007-GG9, Class AM
5.475%, 3/10/39		95	104,784
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38		300	313,328
GS Mortgage Securities Trust
3.557%, 4/10/31 (a)		136	138,601
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		284	291,640
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class AM
5.714%, 2/12/49		95	106,017
Series 2007-LD11, Class A4
5.807%, 6/15/49		151	173,604
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		251	261,607
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4

	Principal Amount (000)		U.S. $ Value
5.513%, 6/15/29	U.S.$	830	$871,432
Series 2006-C1, Class A4
5.156%, 2/15/31		1,240	1,364,651
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		235	238,485
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49		1,105	1,280,715
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		280	280,627
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4
3.185%, 3/10/46		437	450,314
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.875%, 12/15/45		179	179,955

			8,549,249

Non-Agency Floating Rate CMBS - 1.2%
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.904%, 12/05/31 (a)(b)		140	140,085
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.052%, 11/08/29 (a)(b)		275	275,627
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12, Class AM
6.001%, 2/15/51 (b)		165	188,548
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A2
5.291%, 7/12/46 (d)		618	624,892

			1,229,152

Total Commercial Mortgage-Backed Securities (cost $9,147,223)			9,778,401

GOVERNMENTS - TREASURIES - 8.2%
United States - 8.2%
U.S. Treasury Bonds
3.00%, 5/15/42		680	665,762
4.50%, 2/15/36		1,160	1,473,381
4.625%, 2/15/40		2,935	3,821,003
U.S. Treasury Notes
0.875%, 1/31/18		430	432,788
1.00%, 8/31/16		2,050	2,088,278

Total Governments - Treasuries (cost $7,654,174)			8,481,212

	Principal Amount (000)		U.S. $ Value
AGENCIES - 6.9%
Agency Debentures - 6.9%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22	U.S.$	1,606	$1,671,523
Federal National Mortgage Association
6.25%, 5/15/29		1,670	2,371,632
6.625%, 11/15/30		80	119,113
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		3,365	2,993,319

Total Agencies (cost $6,430,178)			7,155,587

QUASI-SOVEREIGNS - 1.8%
Quasi-Sovereign Bonds - 1.8%
Indonesia - 0.4%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		360	390,600

Kazakhstan - 0.2%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)		212	252,280

Malaysia - 0.5%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		420	488,436

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		310	326,336

United Arab Emirates - 0.4%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		360	385,200

Total Quasi-Sovereigns (cost $1,656,679)			1,842,852

CORPORATES - NON-INVESTMENT GRADES - 1.6%
Financial Institutions - 0.8%
Banking - 0.7%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	125	141,805
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	270	280,125
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)		175	186,634
LBG Capital No.2 PLC
Series 22
15.00%, 12/21/19	EUR	50	91,652

			700,216

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	U.S.$	155	174,938

			875,154

	Principal Amount (000)		U.S. $ Value
Industrial - 0.8%
Basic - 0.0%
Eagle Spinco, Inc.
4.625%, 2/15/21 (a)	U.S.$	22	$22,385

Capital Goods - 0.4%
B/E Aerospace, Inc.
5.25%, 4/01/22		190	195,937
Ball Corp.
5.00%, 3/15/22		195	202,800

			398,737

Consumer Cyclical - Entertainment - 0.0%
Greektown Holdings LLC
10.75%, 12/01/13 (e)(f)(g)		55	0

Consumer Cyclical - Other - 0.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		190	199,262

Consumer Cyclical - Retailers - 0.1%
Dollar General Corp.
4.125%, 7/15/17		50	53,688

Consumer Non-Cyclical - 0.0%
Voyager Learning Exchange
8.375%, 12/01/14 (e)(f)(g)		70	0

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		93	99,743

			773,815

Total Corporates - Non-Investment Grades (cost $1,367,242)			1,648,969

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Non-Agency Fixed Rate - 0.3%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.732%, 5/25/35		151	145,653
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.893%, 7/25/36		277	198,374

			344,027

Non-Agency Floating Rate - 0.2%
Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.878%, 2/25/47 (b)		240	184,351

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.692%, 5/28/35		50	43,440

	Principal Amount (000)		U.S. $ Value
Total Collateralized Mortgage Obligations (cost $718,232)			$571,818

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Qatar - 0.4%
Qatar Government International Bond
4.50%, 1/20/22 (a)
(cost $356,624)	U.S.$	360	403,765

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.625%, 3/01/40
(cost $203,297)		200	289,240

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
REITS - 0.1%
Sovereign Real Estate Investment Trust
12.00% (a)
(cost $87,658)		93	119,426

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17
(cost $71,114)	U.S.$	70	81,452

	Shares
COMMON STOCKS - 0.0%
Greektown Superholdings, Inc. (e)(f)(g)
(cost $4)		41	3,198

WARRANTS - 0.0%
Talon Equity Co. NV , expiring 11/15/24 (e)(f)(g)
(cost $0)		47	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 11.8%
Time Deposit - 1.7%
State Street Time Deposit
0.01%, 4/01/13
(cost $1,715,214)	U.S.$	1,715	1,715,214

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Bill - 7.1%
U.S. Treasury Bill
Zero Coupon, 4/04/13
(cost $7,324,942)	U.S.$	7,325	$7,324,942

Treasury Bill - 3.0%
Japan Treasury Discount Bill
Series 339
Zero Coupon, 4/22/13
(cost $3,069,676)	JPY	290,000	3,080,600

Total Short-Term Investments (cost $12,109,832)			12,120,756

Total Investments - 112.0% (cost $108,993,600) (h)			115,559,046
Other assets less liabilities - (12.0)% (i)			(12,421,019)

Net Assets - 100.0%			$103,138,027

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	9	June 2013	$1,983,798	$1,984,078	$(280)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholselale	JPY 144,376	USD 1,542	4/12/13	$8,156
BNP Paribas SA	MXN 13,513	USD 1,090	4/12/13	(2,987)
BNP Paribas SA	USD 738	JPY 70,549	4/12/13	11,433
Credit Suisse International	GBP 720	USD 1,081	4/11/13	(12,908)
Goldman Sachs Capital Markets LP	EUR 407	USD 532	4/11/13	10,386
Goldman Sachs Capital Markets LP	JPY 290,000	USD 3,060	4/22/13	(21,527)
Royal Bank of Canada	GBP 814	USD 1,233	4/11/13	(4,359)
Royal Bank of Scotland PLC	CAD 1,729	USD 1,683	4/19/13	(18,398)
UBS AG	USD 1,054	MXN 13,554	4/12/13	42,226

				$12,022

INTEREST RATE SWAP CONTRACTS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA		$1,390	1/30/17	1.059%	3 Month LIBOR	$(21,292)
JPMorgan Chase Bank, NA		1,520	2/7/22	2.043%	3 Month LIBOR	(31,521)
JPMorgan Chase Bank, NA		1,440	4/3/23	3 Month LIBOR	2.008%	0
JPMorgan Chase Bank, NA	EUR	1,210	4/3/23	1.672%	6 Month EURIBOR	0

						$(52,813)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95% 9/15/16, 9/20/17*	1.00%	0.96%	$270	$380	$(8,498)	$8,878

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate market value of these securities amounted to $16,155,689 or 15.7% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at March 31, 2013.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2013.
(d)	Variable rate coupon, rate shown as of March 31, 2013.
(e)	Fair valued by the Adviser.
(f)	Illiquid security.
(g)	Non-income producing security.
(h)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,852,660 and gross unrealized depreciation of investments was $(287,214), resulting in net unrealized appreciation of $6,565,446.
(i)	An amount of U.S. $2,025 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2013.

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$314,765		$32,818,738		$	– 0	–	$33,133,503
Mortgage Pass-Throughs	– 0	–	26,282,172			– 0	–	26,282,172
Asset-Backed Securities	– 0	–	12,759,258			887,437		13,646,695
Commercial Mortgage-Backed Securities	266,498		8,454,722			1,057,181		9,778,401
Governments - Treasuries	– 0	–	8,481,212			– 0	–	8,481,212
Agencies	– 0	–	7,155,587			– 0	–	7,155,587
Quasi-Sovereigns	– 0	–	1,842,852			– 0	–	1,842,852
Corporates - Non-Investment Grades	– 0	–	1,648,969			– 0	– ^	1,648,969
Collateralized Mortgage Obligations	– 0	–	43,440			528,378		571,818
Governments - Sovereign Bonds	– 0	–	403,765			– 0	–	403,765
Local Governments - Municipal Bonds	– 0	–	289,240			– 0	–	289,240
Preferred Stocks	– 0	–	119,426			– 0	–	119,426
Governments - Sovereign Agencies	– 0	–	81,452			– 0	–	81,452
Common Stocks	– 0	–	– 0	–		3,198		3,198
Warrants	– 0	–	– 0	–		– 0	–^	– 0	–
Short-Term Investments:
Time Deposit	– 0	–	1,715,214			– 0	–	1,715,214
U.S. Treasury Bill	– 0	–	7,324,942			– 0	–	7,324,942
Treasury Bill	– 0	–	3,080,600			– 0	–	3,080,600

Total Investments in Securities	581,263		112,501,589			2,476,194		115,559,046
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	72,201			– 0	–	72,201
Credit Default Swap Contracts	– 0	–	8,878			– 0	–	8,878
Liabilities:
Futures Contracts	(280)		– 0	–		– 0	–	(280)
Forward Currency Exchange Contracts	– 0	–	(60,179)			– 0	–	(60,179)
Interest Rate Swap Contracts	– 0	–	(52,813)			– 0	–	(52,813)

Total**	$580,983		$112,469,676			$2,476,194		$115,526,853

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Corporates - Non- Investment Grades^
Balance as of 12/31/12	$981,790		$1,011,254		$	– 0	–
Accrued discounts/(premiums)	33		1,466			– 0	–
Realized gain (loss)	76		27,262			– 0	–
Change in unrealized appreciation/depreciation	3,589		(28,418)			– 0	–
Purchases	– 0	–	505,922			– 0	–
Sales	(98,051)		(460,305)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 3/31/13	$887,437		$1,057,181		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13	$3,589		$(28,418)		$	– 0	–

	Collateralized Mortgage Obligations		Common Stocks		Warrants^
Balance as of 12/31/12	$509,996		$2,460		$	– 0	–
Accrued discounts/(premiums)	1		– 0	–		– 0	–
Realized gain (loss)	31		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	35,369		738			– 0	–
Purchases	– 0	–	– 0	–		– 0	–
Sales	(17,019)		– 0	–		– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 3/31/13	$528,378		$3,198		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13	$35,369		$738		$	– 0	–

	Total
Balance as of 12/31/12	$2,505,500
Accrued discounts/(premiums)	1,500
Realized gain (loss)	27,369
Change in unrealized appreciation/depreciation	11,278
Purchases	505,922
Sales	(575,375)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 3/31/13	$2,476,194

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/13	$11,278

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolios with material categories of Level 3 investments at February 28, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 03/31/2013			Valuation Technique	Unobservable Input	Range
Asset Backed Securities		$887,437		Third Party Vendor	Evaluated Quotes	$96.76 - $100.53
Commercial Mortgage-Backed Securities		$1,057,181		Third Party Vendor	Evaluated Quotes	$79.85 - $114.83
Corporates - Non-Investment Grades	$	– 0	–	Valuation Committee Evaluation		$0.00
Collateralized Mortgage Obligations		$528,378		Third Party Vendor	Evaluated Quotes	$71.57 - $96.38
Common Stock		$3,198		Valuation Committee Evaluation	Fundamentals Evaluation	$78.00
Warrants	$	– 0	–	Valuation Committee Evaluation		$0.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.3%
Financials - 21.3%
Capital Markets - 7.0%
Aberdeen Asset Management PLC	499,633	$3,265,106
Azimut Holding SpA	65,765	1,066,281
Partners Group Holding AG	19,363	4,781,859
UBS AG (a)	129,810	1,996,114

		11,109,360

Commercial Banks - 5.9%
Bank Mandiri Persero Tbk PT	2,911,000	3,006,539
HSBC Holdings PLC	207,781	2,216,935
Itausa - Investimentos Itau SA (Preference Shares)	220,055	1,148,871
Sberbank of Russia (Sponsored ADR)	100,854	1,285,888
United Overseas Bank Ltd.	102,000	1,681,566

		9,339,799

Consumer Finance - 0.3%
Muthoot Finance Ltd.	127,610	427,441

Diversified Financial Services - 1.4%
FirstRand Ltd.	246,320	863,426
IG Group Holdings PLC	168,948	1,374,035

		2,237,461

Insurance - 5.0%
AIA Group Ltd.	837,400	3,670,990
Prudential PLC	260,760	4,235,141

		7,906,131

Thrifts & Mortgage Finance - 1.7%
Housing Development Finance Corp.	184,140	2,792,858

		33,813,050

Consumer Staples - 20.4%
Beverages - 7.2%
Anheuser-Busch InBev NV	56,482	5,615,292
Diageo PLC	115,650	3,644,195
Pernod-Ricard SA	17,040	2,123,827

		11,383,314

Food & Staples Retailing - 1.7%
Brazil Pharma SA	77,400	545,812
Olam International Ltd.	319,262	444,459
Raia Drogasil SA	77,500	826,488
Tsuruha Holdings, Inc.	8,600	840,029

		2,656,788

Food Products - 5.6%
Danone SA	40,676	2,832,222
Nestle SA	82,662	5,982,628

		8,814,850

Household Products - 1.8%
Reckitt Benckiser Group PLC	39,850	2,861,132

Company	Shares	U.S. $ Value
Tobacco - 4.1%
British American Tobacco PLC	122,057	$6,545,002

		32,261,086

Consumer Discretionary - 11.0%
Auto Components - 0.8%
Nokian Renkaat Oyj (b)	28,580	1,275,052

Automobiles - 2.5%
Nissan Motor Co., Ltd.	282,600	2,741,340
Volkswagen AG (Preference Shares)	6,299	1,254,586

		3,995,926

Distributors - 0.6%
Li & Fung Ltd.	680,000	940,020

Diversified Consumer Services - 0.3%
Estacio Participacoes SA	25,200	547,460

Hotels, Restaurants & Leisure - 0.9%
Melco Crown Entertainment Ltd. (ADR) (a)	58,580	1,367,257

Media - 0.8%
Naspers Ltd.	20,250	1,261,697

Multiline Retail - 0.6%
Matahari Department Store TBK PT (a)	800,000	905,583

Specialty Retail - 2.2%
Belle International Holdings Ltd.	485,000	812,879
Fast Retailing Co., Ltd.	5,700	1,822,786
Zhongsheng Group Holdings Ltd. (b)	705,000	856,118

		3,491,783

Textiles, Apparel & Luxury Goods - 2.3%
Brunello Cucinelli SpA (a) (b)	46,693	984,423
Cie Financiere Richemont SA	34,112	2,685,695

		3,670,118

		17,454,896

Industrials - 10.8%
Aerospace & Defense - 1.2%
Safran SA	41,960	1,872,724

Commercial Services & Supplies - 1.1%
Aggreko PLC	64,920	1,761,956

Construction & Engineering - 1.2%
Larsen & Toubro Ltd.	75,410	1,903,342

Electrical Equipment - 1.2%
Schneider Electric SA	26,020	1,902,792

Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	34,382	906,309

Machinery - 2.1%
Komatsu Ltd.	71,900	1,719,651
Melrose Industries PLC	393,760	1,594,733

		3,314,384

Company	Shares	U.S. $ Value
Professional Services - 2.1%
Experian PLC	60,304	$1,045,188
Intertek Group PLC	45,670	2,359,879

		3,405,067

Trading Companies & Distributors - 1.3%
Wolseley PLC	42,663	2,127,652

		17,194,226

Health Care - 10.2%
Health Care Equipment & Supplies - 2.0%
Cie Generale d’Optique Essilor International SA	12,490	1,389,841
Elekta AB	66,630	1,010,711
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	820,000	744,041

		3,144,593

Health Care Providers & Services - 0.4%
Life Healthcare Group Holdings Ltd.	173,240	651,866

Pharmaceuticals - 7.8%
Aspen Pharmacare Holdings Ltd. (a)	46,141	959,047
Bayer AG	15,097	1,560,214
Novo Nordisk A/S - Class B	10,691	1,723,198
Pharmstandard OJSC (GDR) (a) (c)	29,380	606,697
Roche Holding AG	21,560	5,026,132
Shire PLC	44,821	1,364,997
Sun Pharmaceutical Industries Ltd.	72,230	1,090,874

		12,331,159

		16,127,618

Information Technology - 8.9%
Electronic Equipment, Instruments & Components - 0.5%
Hon Hai Precision Industry Co., Ltd.	257,400	716,348

Internet Software & Services - 3.4%
Baidu, Inc. (Sponsored ADR) (a)	21,180	1,857,486
Mail.ru Group Ltd. (GDR) (c)	34,430	953,711
Tencent Holdings Ltd.	78,300	2,504,394

		5,315,591

IT Services - 1.2%
Tata Consultancy Services Ltd.	66,280	1,919,766

Semiconductors & Semiconductor Equipment - 3.8%
ASML Holding NV	21,576	1,453,271
Samsung Electronics Co., Ltd.	3,390	4,620,670

		6,073,941

		14,025,646

Materials - 5.8%
Chemicals - 4.0%
Croda International PLC	44,960	1,877,952
Filtrona PLC	50,500	559,930
Linde AG	13,740	2,559,454
Umicore SA	28,330	1,332,524

		6,329,860

Company	Shares		U.S. $ Value
Metals & Mining - 1.8%
First Quantum Minerals Ltd.		83,420	$1,586,528
Franco-Nevada Corp.		23,420	1,069,041
Kenmare Resources PLC (a)		533,378	235,546

			2,891,115

			9,220,975

Energy - 5.3%
Energy Equipment & Services - 2.3%
Schlumberger Ltd.		27,590	2,066,215
Technip SA		15,400	1,579,576

			3,645,791

Oil, Gas & Consumable Fuels - 3.0%
Africa Oil Corp. (a) (b)		52,430	370,346
Genel Energy PLC (a)		71,360	877,973
NovaTek OAO (Sponsored GDR) (c)		8,263	890,392
Ophir Energy PLC (a)		100,908	712,807
Tullow Oil PLC		57,168	1,070,170
Ultrapar Participacoes SA		34,700	877,481

			4,799,169

			8,444,960

Utilities - 1.6%
Multi-Utilities - 1.6%
National Grid PLC		214,250	2,489,533

Total Common Stocks (cost $121,910,037)			151,031,990

WARRANTS - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Hon Hai Precision Industry Co., Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (a) (c) (cost $824,312)		271,898	747,720

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.1%
Time Deposit - 3.1%
State Street Time Deposit 0.01%, 4/01/13 (cost $4,908,770)	U.S.$	4,909	4,908,770

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $127,643,119)		$156,688,480

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AllianceBernstein Exchange Reserves - Class I, 0.09% (cost $1,102,304)	1,102,304	1,102,304

Total Investments - 99.6% (cost $128,745,423) (d)		157,790,784
Other assets less liabilities - 0.4%		701,462

Net Assets - 100.0%		$158,492,246

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	USD	2,526	EUR	1,896	5/15/13	$(94,427)
Barclays Bank PLC Wholesale	USD	4,266	HKD	33,105	5/15/13	(643)
Barclays Bank PLC Wholesale	USD	9,673	JPY	899,000	5/15/13	(120,246)
Barclays Bank PLC Wholesale	JPY	436,199	USD	4,674	5/15/13	39,282
Barclays Bank PLC Wholesale	USD	7,740	NOK	42,911	5/15/13	(405,271)
BNP Paribas SA	USD	1,991	AUD	1,904	5/15/13	(15,130)
BNP Paribas SA	AUD	2,521	USD	2,594	5/15/13	(22,672)
Citibank, NA	USD	11,169	AUD	10,891	5/15/13	134,639
Citibank, NA	CAD	918	USD	928	5/15/13	25,643
Citibank, NA	GBP	10,618	USD	16,664	5/15/13	533,747
Citibank, NA	USD	2,136	JPY	202,150	5/15/13	12,328
Citibank, NA	NZD	7,625	USD	6,349	5/15/13	(13,116)
Credit Suisse International	USD	9,788	CAD	9,993	5/15/13	39,942
Credit Suisse International	GBP	2,221	USD	3,441	5/15/13	67,326
Credit Suisse International	NOK	37,259	USD	6,383	5/15/13	14,699
Credit Suisse International	USD	7,970	SEK	51,273	5/15/13	(108,818)
Deutsche Bank AG London	AUD	605	USD	631	5/15/13	2,855
Goldman Sachs Capital Markets LP	CHF	14,443	USD	15,774	5/15/13	551,327
HSBC BankUSA	CAD	2,972	USD	2,975	5/15/13	51,712
HSBC BankUSA	HKD	33,105	USD	4,270	5/15/13	4,772
HSBC BankUSA	USD	6,329	NZD	7,625	5/15/13	33,283
Royal Bank of Scotland PLC	EUR	7,259	USD	9,431	5/15/13	123,571
Royal Bank of Scotland PLC	USD	4,758	GBP	3,129	5/15/13	(4,797)
Royal Bank of Scotland PLC	GBP	1,985	USD	3,172	5/15/13	156,802
Royal Bank of Scotland PLC	SEK	34,824	USD	5,356	5/15/13	17,350
Royal Bank of Scotland PLC	USD	5,724	CHF	5,380	5/15/13	(53,284)
UBS AG	USD	8,457	EUR	6,312	5/15/13	(363,780)

						$607,094

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate market value of these securities amounted to $3,198,520 or 2.0% of net assets.
(d)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,215,909 and gross unrealized depreciation of investments was $(4,170,548), resulting in net unrealized appreciation of $29,045,361.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	Great British Pound
HKD	–	Hong Kong Dollar
JPY	–	Japanese Yen
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
SEK	–	Swedish Krona
USD	–	United States Dollar

Glossary:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
OJSC	–	Open Joint Stock Company

COUNTRY BREAKDOWN *

March 31, 2013 (unaudited)

26.2%	United Kingdom
13.1%	Switzerland
7.5%	France
5.2%	India
4.6%	Japan
4.4%	Belgium
4.3%	Hong Kong
3.8%	China
3.4%	Germany
3.0%	South Africa
3.0%	South Korea
2.5%	Brazil
15.9%	Other
3.1%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2013. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding Securities Lending) and may vary over time. “Other” country weightings represent 2.5% or less in the following countries: Canada, Denmark, Finland, Indonesia, Ireland, Italy, Jersey (Channel Islands), Netherlands, Russia, Singapore, Sweden and Taiwan.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$1,576,312		$32,236,738		$	– 0	–	$33,813,050
Consumer Staples	1,372,300		30,888,786			– 0	–	32,261,086
Consumer Discretionary	2,820,300		14,634,596			– 0	–	17,454,896
Industrials	– 0	–	17,194,226			– 0	–	17,194,226
Health Care	1,258,563		14,869,055			– 0	–	16,127,618
Information Technology	2,811,197		11,214,449			– 0	–	14,025,646
Materials	2,655,569		6,565,406			– 0	–	9,220,975
Energy	2,979,270		5,465,690			– 0	–	8,444,960
Utilities	– 0	–	2,489,533			– 0	–	2,489,533
Warrants	– 0	–	– 0	–		747,720		747,720
Short-Term Investments	– 0	–	4,908,770			– 0	–	4,908,770
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	– 0	–	1,102,304			– 0	–	1,102,304

Total Investments in Securities	15,473,511		141,569,553	+		747,720		157,790,784
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	1,809,279			– 0	–	1,809,279
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,202,185)			– 0	–	(1,202,185)

Total^ (a)	$15,473,511		$142,176,647			$747,720		$158,397,878

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $4,671,502 was transferred from Level 1 to Level 2 due to decrease in observable inputs during the reporting period.
(a)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Rights			Total
Balance as of 12/31/12	$829,289		$	– 0	–	$829,289
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		7,280		7,280
Change in unrealized appreciation/depreciation	(81,569)			– 0	–	(81,569)
Purchases	– 0	–		– 0	–	– 0	–
Sales	– 0	–		(7,280)		(7,280)
Transfers into Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 03/31/13	$747,720		$	– 0	–	$747,720

Net change in unrealized appreciation/depreciation from Investments held as of 03/31/13	$(81,569)		$	– 0	–	$(81,569)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Financials - 25.3%
Capital Markets - 3.6%
Credit Suisse Group AG (a)	470,890	$12,384,743
Deutsche Bank AG (REG)	232,610	9,094,192
Macquarie Group Ltd.	416,270	16,193,635

		37,672,570

Commercial Banks - 13.4%
Australia & New Zealand Banking Group Ltd.	146,700	4,375,233
Banco do Brasil SA	745,100	10,121,487
Banco Santander Brasil SA/Brazil (ADR)	347,170	2,520,454
Barclays PLC	2,012,640	8,954,762
BNP Paribas SA	67,750	3,483,542
China Construction Bank Corp. - Class H	4,646,000	3,808,414
HSBC Holdings PLC	2,037,066	21,734,630
KB Financial Group, Inc.	236,461	7,899,268
Lloyds Banking Group PLC (a)	8,829,900	6,579,307
Mitsubishi UFJ Financial Group, Inc. (b)	3,282,900	19,806,502
Mizuho Financial Group, Inc.	1,689,400	3,625,119
National Australia Bank Ltd.	521,220	16,817,766
Sberbank of Russia (Sponsored ADR)	395,101	5,037,538
Societe Generale SA (a)	355,494	11,703,926
Sumitomo Mitsui Financial Group, Inc.	243,300	9,981,342
Unione di Banche Italiane SCPA	1,676,320	6,209,599

		142,658,889

Diversified Financial Services - 2.3%
ING Groep NV (a)	2,137,380	15,379,392
ORIX Corp.	744,400	9,504,469

		24,883,861

Insurance - 3.1%
Aegon NV	1,258,973	7,601,757
Allianz SE	40,860	5,570,125
Aviva PLC	1,161,730	5,266,050
Muenchener Rueckversicherungs AG	28,720	5,382,912
Suncorp Group Ltd.	747,496	9,225,310

		33,046,154

Real Estate Investment Trusts (REITs) - 1.4%
Mexico Real Estate Management SA de CV (a)	1,217,620	2,710,981
Stockland	1,978,210	7,549,578
Westfield Group	430,840	4,881,450

		15,142,009

Real Estate Management & Development - 1.5%
China Overseas Land & Investment Ltd.	1,168,000	3,237,863
Evergrande Real Estate Group Ltd. (b)	10,133,000	4,093,247
New World Development Co., Ltd.	2,584,000	4,398,320
Wharf Holdings Ltd.	439,000	3,934,557

		15,663,987

		269,067,470

Company	Shares	U.S. $ Value
Consumer Discretionary - 13.0%
Auto Components - 2.9%
Cie Generale des Etablissements Michelin - Class B	156,050	$13,073,977
GKN PLC	2,276,600	9,174,342
Valeo SA	163,530	8,860,684

		31,109,003

Automobiles - 5.4%
Bayerische Motoren Werke AG	83,880	7,258,820
Honda Motor Co., Ltd.	355,900	13,705,872
Kia Motors Corp.	51,020	2,588,649
Mazda Motor Corp. (a)	2,646,000	7,783,099
Nissan Motor Co., Ltd.	1,001,400	9,714,005
Renault SA	66,320	4,160,762
Volkswagen AG (Preference Shares)	62,960	12,539,886

		57,751,093

Hotels, Restaurants & Leisure - 1.0%
Autogrill SpA	319,930	3,791,076
Melco Crown Entertainment Ltd. (ADR) (a)	274,310	6,402,395

		10,193,471

Household Durables - 0.7%
Sony Corp. (b)	404,500	7,038,645

Leisure Equipment & Products - 0.5%
Namco Bandai Holdings, Inc.	276,300	4,887,593

Multiline Retail - 0.4%
Myer Holdings Ltd. (b)	1,281,460	3,948,758

Specialty Retail - 1.7%
Shimamura Co., Ltd.	39,600	4,629,944
Yamada Denki Co., Ltd. (b)	306,470	14,061,018

		18,690,962

Textiles, Apparel & Luxury Goods - 0.4%
Yue Yuen Industrial Holdings Ltd.	1,459,000	4,776,414

		138,395,939

Consumer Staples - 9.6%
Beverages - 1.4%
Anheuser-Busch InBev NV	51,290	5,099,117
Asahi Group Holdings Ltd.	379,900	9,084,398

		14,183,515

Food & Staples Retailing - 3.2%
Koninklijke Ahold NV	908,200	13,922,967
Tesco PLC	1,344,300	7,814,591
Wesfarmers Ltd.	87,510	3,674,602
WM Morrison Supermarkets PLC	1,988,170	8,356,874

		33,769,034

Food Products - 0.9%
Danone SA	67,710	4,714,567

Company	Shares	U.S. $ Value
Nestle SA	71,260	$5,157,413

		9,871,980

Household Products - 0.4%
Reckitt Benckiser Group PLC	58,750	4,218,105

Tobacco - 3.7%
British American Tobacco PLC	266,790	14,305,948
Imperial Tobacco Group PLC	372,100	13,014,292
Japan Tobacco, Inc.	379,400	12,136,053

		39,456,293

		101,498,927

Health Care - 9.4%
Biotechnology - 1.2%
Actelion Ltd. (a)	239,190	13,006,128

Pharmaceuticals - 8.2%
AstraZeneca PLC	358,760	17,995,658
GlaxoSmithKline PLC	872,370	20,428,318
Novartis AG	220,920	15,745,390
Roche Holding AG	121,460	28,315,118
Sanofi	39,730	4,051,877

		86,536,361

		99,542,489

Industrials - 9.1%
Aerospace & Defense - 2.0%
European Aeronautic Defence and Space Co. NV	270,620	13,793,070
Safran SA	168,050	7,500,267

		21,293,337

Airlines - 1.8%
Japan Airlines Co., Ltd.	163,500	7,616,163
Qantas Airways Ltd. (a)	4,390,030	8,185,464
Turk Hava Yollari (a)	916,900	3,751,891

		19,553,518

Building Products - 0.8%
Asahi Glass Co., Ltd.	1,161,000	8,086,780

Electrical Equipment - 1.5%
Sumitomo Electric Industries Ltd.	1,271,500	15,644,626

Industrial Conglomerates - 0.7%
Siemens AG	67,600	7,287,192

Machinery - 0.3%
IHI Corp.	1,157,000	3,522,756

Road & Rail - 0.9%
East Japan Railway Co.	44,600	3,671,326
Tokyu Corp.	776,000	5,740,494

		9,411,820

Trading Companies & Distributors - 1.1%
Mitsubishi Corp. (b)	441,000	8,305,732

Company	Shares	U.S. $ Value
Mitsui & Co., Ltd. (b)	252,200	$3,555,534

		11,861,266

		96,661,295

Materials - 8.9%
Chemicals - 2.7%
Arkema SA	38,096	3,471,677
BASF SE	40,140	3,524,393
Denki Kagaku Kogyo KK	773,000	2,794,598
DIC Corp.	1,304,000	2,801,407
Koninklijke DSM NV	130,835	7,624,131
OCI Co., Ltd. (b)	18,170	2,624,907
Teijin Ltd.	1,578,000	3,661,261
Ube Industries Ltd./Japan (b)	1,168,000	2,307,455

		28,809,829

Construction Materials - 0.5%
Taiheiyo Cement Corp.	2,229,000	5,353,384

Metals & Mining - 5.7%
Anglo American PLC	377,810	9,756,257
Dowa Holdings Co., Ltd.	494,000	3,880,421
KGHM Polska Miedz SA	99,410	4,817,862
MMC Norilsk Nickel OJSC (ADR)	667,720	11,277,791
Rio Tinto PLC	307,160	14,467,373
Vale SA (Sponsored ADR) (Local Preference Shares)	682,280	11,278,088
Xstrata PLC	290,640	4,731,508

		60,209,300

		94,372,513

Energy - 8.8%
Energy Equipment & Services - 1.1%
Aker Solutions ASA	45,312	850,522
Seadrill Ltd.	316,269	11,525,903

		12,376,425

Oil, Gas & Consumable Fuels - 7.7%
BP PLC	3,578,860	25,166,548
ENI SpA	824,670	18,463,040
Gazprom OAO (Sponsored ADR)	828,610	7,043,185
JX Holdings, Inc.	1,154,900	6,511,877
Petroleo Brasileiro SA (Sponsored ADR)	581,250	10,549,688
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	428,949	13,892,280

		81,626,618

		94,003,043

Telecommunication Services - 5.6%
Diversified Telecommunication Services - 3.1%
Nippon Telegraph & Telephone Corp.	399,500	17,441,997
TDC A/S	907,154	6,982,267
Vivendi SA	430,616	8,908,597

		33,332,861

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 2.5%
NTT DoCoMo, Inc. (b)	3,584	$5,327,856
Vodafone Group PLC	7,294,315	20,698,933

		26,026,789

		59,359,650

Information Technology - 5.3%
Computers & Peripherals - 1.4%
Fujitsu Ltd.	2,530,000	10,569,192
Wistron Corp.	3,742,788	4,107,512

		14,676,704

Electronic Equipment, Instruments & Components - 1.5%
Hon Hai Precision Industry Co., Ltd.	1,329,000	3,698,627
LG Display Co., Ltd. (a)	409,630	11,978,606

		15,677,233

Semiconductors & Semiconductor Equipment - 2.1%
SK Hynix, Inc. (a)	352,720	9,338,562
Sumco Corp.	557,600	6,345,104
Tokyo Electron Ltd.	158,500	6,762,289

		22,445,955

Software - 0.3%
Nintendo Co., Ltd.	34,600	3,740,175

		56,540,067

Utilities - 3.3%
Electric Utilities - 1.7%
EDP - Energias de Portugal SA	3,202,830	9,870,030
Electricite de France SA	420,410	8,064,494

		17,934,524

Multi-Utilities - 1.6%
Centrica PLC	1,407,220	7,877,155
National Grid PLC	804,450	9,347,513

		17,224,668

		35,159,192

Total Common Stocks (cost $965,769,504)		1,044,600,585

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.0%
Time Deposit - 0.0%
State Street Time Deposit 0.01%, 4/01/13 (cost $118,297)	$118	118,297

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.3% (cost $965,887,801)		$1,044,718,882

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 6.3%
Investment Companies - 6.3%
AllianceBernstein Exchange Reserves - Class I, 0.09% (c) (cost $66,719,552)	66,719,552	66,719,552

Total Investments - 104.6% (cost $1,032,607,353) (d)		1,111,438,434
Other assets less liabilities - (4.6)% (e)		(49,227,395)

Net Assets - 100.0%		$1,062,211,039

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro Stoxx 50 Index Futures	312	June 2013	$10,579,869	$10,214,402	$(365,467)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	GBP	21,269	USD	34,058	4/17/13	$1,743,249
Barclays Bank PLC Wholesale	GBP	3,669	USD	5,457	7/17/13	(114,633)
Barclays Bank PLC Wholesale	HKD	112,048	USD	14,443	7/17/13	1,554
Barclays Bank PLC Wholesale	JPY	10,606,997	USD	120,148	4/17/13	7,458,815
Barclays Bank PLC Wholesale	USD	30,483	CHF	28,455	4/17/13	(503,258)
BNP Paribas SA	GBP	43,583	USD	65,021	7/17/13	(1,167,641)
BNP Paribas SA	USD	48,981	JPY	4,577,795	4/17/13	(345,959)
BNP Paribas SA	CHF	17,093	USD	18,720	4/17/13	710,543
Citibank, NA	USD	82,802	JPY	7,838,810	4/17/13	478,345
Citibank, NA	JPY	485,143	USD	5,762	4/17/13	607,344
Citibank, NA	USD	30,082	JPY	2,845,940	7/17/13	174,231
Citibank, NA	NZD	6,336	USD	5,254	7/17/13	(10,810)
Citibank, NA	USD	48,417	NOK	269,045	4/17/13	(2,379,202)
Citibank, NA	USD	53,827	SEK	350,344	4/17/13	(81,392)
Credit Suisse International	NOK	63,072	USD	10,817	4/17/13	24,828
Credit Suisse International	USD	38,707	NOK	223,645	7/17/13	(570,735)
Credit Suisse International	NOK	223,645	USD	38,224	7/17/13	88,480
Deutsche Bank AG London	USD	12,725	AUD	12,172	4/17/13	(65,463)
Deutsche Bank AG London	AUD	2,716	USD	2,774	4/17/13	(51,036)
Deutsche Bank AG London	USD	8,047	CAD	8,270	4/17/13	91,477
Deutsche Bank AG London	USD	94,376	EUR	71,105	4/17/13	(3,221,238)
Deutsche Bank AG London	USD	32,744	EUR	25,289	7/17/13	(301,978)
Deutsche Bank AG London	JPY	1,765,357	USD	21,150	4/17/13	2,394,817
Deutsche Bank AG London	NZD	16,712	USD	13,988	4/17/13	18,057

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	NOK	205,973	USD	35,890	4/17/13	$645,099
Goldman Sachs Capital Markets LP	AUD	32,528	USD	33,487	4/17/13	(344,530)
Goldman Sachs Capital Markets LP	USD	39,879	GBP	26,292	4/17/13	67,650
Goldman Sachs Capital Markets LP	USD	29,509	JPY	2,724,715	4/17/13	(561,498)
Goldman Sachs Capital Markets LP	JPY	1,676,881	USD	18,704	4/17/13	888,604
HSBC BankUSA	GBP	5,422	USD	8,717	4/17/13	478,936
HSBC BankUSA	USD	6,496	HKD	50,371	4/17/13	(6,894)
HSBC BankUSA	HKD	139,572	USD	18,010	4/17/13	28,730
HSBC BankUSA	HKD	37,900	USD	4,889	7/17/13	3,754
HSBC BankUSA	JPY	606,942	USD	6,906	4/17/13	458,288
Morgan Stanley and Co., Inc.	EUR	53,673	USD	70,230	4/17/13	1,423,170
Morgan Stanley and Co., Inc.	USD	3,148	EUR	2,403	4/17/13	(67,266)
Morgan Stanley and Co., Inc.	USD	3,985	CHF	3,660	4/17/13	(129,173)
Royal Bank of Canada	CAD	13,529	USD	13,678	4/17/13	364,696
Royal Bank of Scotland PLC	USD	5,102	CAD	5,259	4/17/13	73,183
Royal Bank of Scotland PLC	USD	45,635	EUR	34,169	4/17/13	(1,831,409)
Royal Bank of Scotland PLC	EUR	39,232	USD	50,962	4/17/13	667,437
Royal Bank of Scotland PLC	USD	14,679	GBP	9,652	4/17/13	(14,738)
Royal Bank of Scotland PLC	GBP	9,253	USD	14,928	4/17/13	870,031
Royal Bank of Scotland PLC	USD	43,909	GBP	28,884	7/17/13	(44,201)
Royal Bank of Scotland PLC	JPY	8,864,957	USD	92,383	7/17/13	(1,863,837)
Royal Bank of Scotland PLC	USD	7,065	CHF	6,635	7/17/13	(65,417)
Standard Chartered Bank	USD	11,501	HKD	89,201	4/17/13	(8,959)
Standard Chartered Bank	USD	4,888	HKD	37,900	7/17/13	(3,635)
State Street Bank & Trust Co.	USD	3,974	EUR	2,926	4/17/13	(222,676)
State Street Bank & Trust Co.	EUR	4,129	USD	5,518	4/17/13	224,752
UBS AG	USD	6,593	AUD	6,300	4/17/13	(40,876)
Westpac Banking Corp.	USD	14,009	NZD	16,712	4/17/13	(39,115)
Westpac Banking Corp.	USD	5,178	NZD	6,336	7/17/13	86,032

						$6,014,533

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $137,220,836 and gross unrealized depreciation of investments was $(58,389,755), resulting in net unrealized appreciation of $78,831,081.
(e)	An amount of U.S. $762,044 has been segregated to collateralize margin requirements for the open futures contracts at March 31, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares
SCPA	-	Società Consortile per Azioni

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

COUNTRY BREAKDOWN *

March 31, 2013 (unaudited)

24.8%	Japan
23.3%	United Kingdom
8.8%	France
7.2%	Australia
7.1%	Switzerland
4.9%	Germany
4.3%	Netherlands
3.3%	Brazil
3.3%	South Korea
2.7%	Italy
2.2%	Russia
1.9%	Hong Kong
1.2%	Norway
5.0%	Other
0.0%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2013. The Portfolio’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Belgium, China, Denmark, Mexico, Poland, Portugal, Taiwan and Turkey.

AllianceBernstein Variable Products Series Fund

International Value Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$15,352,922		$253,714,548		$	– 0	–	$269,067,470
Consumer Discretionary	6,402,395		131,993,544			– 0	–	138,395,939
Consumer Staples	– 0	–	101,498,927			– 0	–	101,498,927
Health Care	– 0	–	99,542,489			– 0	–	99,542,489
Industrials	7,616,163		89,045,132			– 0	–	96,661,295
Materials	11,277,791		83,094,722			– 0	–	94,372,513
Energy	7,043,185		86,959,858			– 0	–	94,003,043
Telecommunication Services	– 0	–	59,359,650			– 0	–	59,359,650
Information Technology	– 0	–	56,540,067			– 0	–	56,540,067
Utilities	– 0	–	35,159,192			– 0	–	35,159,192
Short-Term Investments	– 0	–	118,297			– 0	–	118,297
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	66,719,552		– 0	–		– 0	–	66,719,552

Total Investments in Securities	114,412,008		997,026,426	+		– 0	–	1,111,438,434
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	20,072,101			– 0	–	20,072,101
Liabilities:
Futures Contracts	(365,467)		– 0	–		– 0	–	(365,467)
Forward Currency Exchange Contracts	– 0	–	(14,057,568)			– 0	–	(14,057,568)

Total^	$114,046,541		$1,003,040,959		$	– 0	–	$1,117,087,500

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $23,278,558 was transferred from Level 1 to Level 2 due to decrease in observable inputs during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.6%
Technology - 26.0%
Communications Technology - 2.2%
QUALCOMM, Inc.	123,110	$8,242,214

Computer Services, Software & Systems - 17.7%
Akamai Technologies, Inc. (a)	57,500	2,029,175
ANSYS, Inc. (a)	76,302	6,212,509
Citrix Systems, Inc. (a)	136,080	9,819,533
Cognizant Technology Solutions Corp. - Class A (a)	158,870	12,171,031
F5 Networks, Inc. (a)	31,290	2,787,313
Facebook, Inc.(a)	88,580	2,265,876
Google, Inc. - Class A (a)	16,640	13,212,659
Intuit, Inc.	89,760	5,892,744
LinkedIn Corp. (a)	28,650	5,044,119
Red Hat, Inc. (a)	60,630	3,065,453
SolarWinds, Inc. (a)	26,723	1,579,329
TIBCO Software, Inc. (a)	89,742	1,814,583

		65,894,324

Computer Technology - 5.1%
Apple, Inc.	38,045	16,839,858
EMC Corp./MA (a)	83,513	1,995,126

		18,834,984

Electronic Components - 0.8%
Amphenol Corp. - Class A	39,430	2,943,450

Semiconductors & Component - 0.2%
Mellanox Technologies Ltd. (a) (b)	15,612	866,622

		96,781,594

Consumer Discretionary - 19.7%
Cable Television Services - 2.0%
Comcast Corp.-Class A	180,440	7,580,284

Consumer Services: Misc. - 2.9%
eBay, Inc. (a)	197,210	10,692,726

Cosmetics - 1.4%
Estee Lauder Cos., Inc. (The) - Class A	79,720	5,104,472

Diversified Retail - 3.2%
Amazon.com, Inc. (a)	25,260	6,731,537
Costco Wholesale Corp.	28,020	2,973,202
Dollar General Corp. (a)	44,832	2,267,603

		11,972,342

Entertainment - 2.5%
Walt Disney Co. (The)	162,270	9,216,936

Leisure Time - 2.0%
priceline.com, Inc. (a)	10,971	7,547,280

Recreational Vehicles & Boats - 0.9%
Harley-Davidson, Inc.	61,660	3,286,478

Company	Shares	U.S. $ Value
Restaurants - 2.6%
Chipotle Mexican Grill, Inc. - Class A (a)	6,570	$2,140,966
Starbucks Corp.	128,995	7,347,555

		9,488,521

Specialty Retail - 1.5%
O’Reilly Automotive, Inc. (a)	31,330	3,212,892
Ulta Salon Cosmetics & Fragrance, Inc. (a)	29,577	2,400,765

		5,613,657

Textiles, Apparel & Shoes - 0.7%
VF Corp.	16,000	2,684,000

		73,186,696

Health Care - 15.5%
Biotechnology - 5.8%
Biogen Idec, Inc. (a)	76,054	14,671,577
Celgene Corp. (a)	60,860	7,054,283

		21,725,860

Health Care Management Services - 1.6%
UnitedHealth Group, Inc.	102,821	5,882,389

Health Care Services - 0.8%
McKesson Corp.	27,880	3,009,925

Medical Equipment - 4.5%
IDEXX Laboratories, Inc. (a)	64,165	5,928,204
Illumina, Inc. (a) (b)	41,475	2,239,650
Intuitive Surgical, Inc. (a)	17,280	8,487,763

		16,655,617

Pharmaceuticals - 2.8%
Allergan, Inc./United States	59,296	6,619,213
Gilead Sciences, Inc. (a)	75,580	3,698,129

		10,317,342

		57,591,133

Financial Services - 7.7%
Asset Management & Custodian - 2.6%
Affiliated Managers Group, Inc. (a)	39,770	6,107,479
BlackRock, Inc. - Class A	13,730	3,526,963

		9,634,442

Financial Data & Systems - 1.8%
Visa, Inc. - Class A	38,800	6,589,792

Securities Brokerage & Services - 3.3%
IntercontinentalExchange, Inc. (a)	75,261	12,272,811

		28,497,045

Producer Durables - 7.4%
Aerospace - 1.4%
Boeing Co. (The)	58,980	5,063,433

Company	Shares	U.S. $ Value
Diversified Manufacturing Operations - 1.9%
Danaher Corp.	116,052	$7,212,632

Environmental Maintenance & Security - 0.8%
Stericycle, Inc. (a)	29,343	3,115,640

Scientific Instruments: Control & Filter - 1.6%
Flowserve Corp.	16,441	2,757,320
Roper Industries, Inc.	25,240	3,213,304

		5,970,624

Scientific Instruments: Electrical - 1.0%
AMETEK, Inc.	81,746	3,544,507

Scientific Instruments: Gauges & Meters - 0.7%
Mettler-Toledo International, Inc. (a)	271	57,783
Trimble Navigation Ltd. (a)	87,260	2,614,309

		2,672,092

		27,578,928

Energy - 6.4%
Oil Well Equipment & Services - 4.1%
National Oilwell Varco, Inc.	43,310	3,064,183
Oceaneering International, Inc.	47,986	3,186,750
Schlumberger Ltd.	117,445	8,795,456

		15,046,389

Oil: Crude Producers - 2.3%
EOG Resources, Inc.	25,218	3,229,669
Noble Energy, Inc.	47,127	5,450,709

		8,680,378

		23,726,767

Materials & Processing - 5.3%
Fertilizers - 1.9%
Monsanto Co.	64,963	6,862,042

Metal Fabricating - 3.4%
Precision Castparts Corp.	67,110	12,725,398

		19,587,440

Consumer Staples - 4.6%
Foods - 1.7%
Hershey Co. (The)	73,330	6,418,575

Tobacco - 2.9%
Philip Morris International, Inc.	114,051	10,573,668

		16,992,243

Total Common Stocks (cost $283,931,337)		343,941,846

Company	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 8.1%
Time Deposit - 8.1%
State Street Time Deposit 0.01%, 4/01/13 (Cost $30,080,684)	$30,081	$30,080,684

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $314,012,021)		374,022,530

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
Investment Companies - 0.8%
AllianceBernstein Exchange Reserves - Class I, 0.09% (c) (cost $3,173,572)	3,173,572	3,173,572

Total Investments - 101.5% (cost $317,185,593) (d)		377,196,102
Other assets less liabilities - (1.5)%		(5,737,652)

Net Assets - 100.0%		$371,458,450

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,606,865 and gross unrealized depreciation of investments was $(2,596,356), resulting in net unrealized appreciation of $60,010,509.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$343,941,846		$	– 0	–	$	– 0	–	$343,941,846
Short-Term Investments	– 0	–		30,080,684			– 0	–	30,080,684
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,173,572			– 0	–		– 0	–	3,173,572

Total Investments in Securities	347,115,418			30,080,684			– 0	–	377,196,102
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$347,115,418			$30,080,684		$	– 0	–	$377,196,102

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Equity:Other - 34.5%
Diversified/Specialty - 21.1%
American Tower Corp.	67,780	$5,213,638
Aviv REIT, Inc. (a)	6,743	162,236
BioMed Realty Trust, Inc.	46,200	997,920
CyrusOne, Inc.	54,029	1,234,022
Duke Realty Corp.	79,430	1,348,721
Lexington Realty Trust (b)	88,710	1,046,778
Plum Creek Timber Co., Inc.	17,280	902,016
Rayonier, Inc. (b)	20,230	1,207,124
Spirit Realty Capital, Inc.	77,554	1,473,526
Vornado Realty Trust	19,340	1,617,598
West Fraser Timber Co., Ltd.	17,200	1,523,847
Weyerhaeuser Co.	88,010	2,761,754

		19,489,180

Health Care - 11.5%
HCP, Inc.	50,550	2,520,423
Health Care REIT, Inc.	32,081	2,178,621
LTC Properties, Inc.	36,060	1,468,724
Omega Healthcare Investors, Inc.	18,520	562,267
Sabra Health Care REIT, Inc.	8,210	238,172
Senior Housing Properties Trust	46,770	1,254,839
Ventas, Inc.	32,140	2,352,648

		10,575,694

Triple Net - 1.9%
EPR Properties	7,620	396,621
Realty Income Corp. (b)	29,090	1,319,232

		1,715,853

		31,780,727

Retail - 21.1%
Regional Mall - 12.8%
CBL & Associates Properties, Inc.	9,322	219,999
General Growth Properties, Inc.	75,540	1,501,735
Macerich Co. (The)	7,890	507,958
Pennsylvania Real Estate Investment Trust	79,650	1,544,414
Simon Property Group, Inc.	50,290	7,973,983

		11,748,089

Shopping Center/Other Retail - 8.3%
American Realty Capital Properties, Inc.	64,960	953,613
DDR Corp.	130,773	2,278,065
Federal Realty Investment Trust	2,330	251,733
Inland Real Estate Corp.	28,210	284,639
Kimco Realty Corp.	46,020	1,030,848
Kite Realty Group Trust	190,662	1,285,062
Ramco-Gershenson Properties Trust	93,860	1,576,848

		7,660,808

		19,408,897

Company	Shares	U.S. $ Value
Residential - 20.2%
Multi-Family - 12.4%
Associated Estates Realty Corp.	88,190	$1,643,862
AvalonBay Communities, Inc.	12,070	1,528,907
Brookfield Residential Properties, Inc. (a)	44,530	1,083,860
Equity Residential	34,090	1,876,995
Home Properties, Inc.	6,200	393,204
Mid-America Apartment Communities, Inc.	26,130	1,804,538
Post Properties, Inc.	8,820	415,422
PulteGroup, Inc. (a)	45,670	924,361
Sun Communities, Inc.	13,910	686,180
Toll Brothers, Inc. (a)	24,860	851,206
UDR, Inc.	8,600	208,034

		11,416,569

Self Storage - 4.7%
CubeSmart	21,230	335,434
Extra Space Storage, Inc.	40,111	1,575,159
Public Storage	15,780	2,403,610

		4,314,203

Single Family - 3.1%
Fortune Brands Home & Security, Inc. (a)	27,570	1,031,945
Masco Corp.	43,373	878,303
Realogy Holdings Corp. (a)	19,240	939,682

		2,849,930

		18,580,702

Lodging - 10.0%
Lodging - 10.0%
Ashford Hospitality Trust, Inc.	119,720	1,479,739
Chesapeake Lodging Trust	36,730	842,586
DiamondRock Hospitality Co.	77,710	723,480
Host Hotels & Resorts, Inc.	90,680	1,585,993
InterContinental Hotels Group PLC	23,613	721,783
Pebblebrook Hotel Trust	9,930	256,095
RLJ Lodging Trust	60,280	1,371,973
Strategic Hotels & Resorts, Inc. (a)	186,980	1,561,283
Sunstone Hotel Investors, Inc. (a)	58,970	725,921

		9,268,853

Office - 9.2%
Office - 9.2%
Boston Properties, Inc.	16,839	1,701,749
Brandywine Realty Trust	57,440	852,984
Corporate Office Properties Trust	20,000	533,600
Douglas Emmett, Inc.	53,040	1,322,287
Franklin Street Properties Corp.	33,990	496,934
Liberty Property Trust	19,860	789,435
Mack-Cali Realty Corp.	29,940	856,583
Parkway Properties, Inc./MD	85,896	1,593,371
SL Green Realty Corp. (b)	4,300	370,273

		8,517,216

Company	Shares	U.S. $ Value
Industrials - 4.3%
Industrial Warehouse Distribution - 4.3%
Granite Real Estate Investment (a)	34,729	$1,326,301
ProLogis, Inc.	51,462	2,057,451
STAG Industrial, Inc.	26,720	568,334

		3,952,086

Total Common Stocks (cost $72,422,606)		91,508,481

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.1%
Time Deposit - 2.1%
State Street Time Deposit 0.01%, 4/01/13 (cost $1,953,726)	$1,954	1,953,726

Total Investments Before Security Lending Collateral for Securities Loaned - 101.4% (cost $74,376,332)		93,462,207

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.2%
Investment Companies - 4.2%
AllianceBernstein Exchange Reserves-Class I, 0.09% (c) (cost $3,868,678)	3,868,678	3,868,678

Total Investments - 105.6% (cost $78,245,010) (d)		97,330,885
Other assets less liabilities - (5.6)%		(5,204,562)

Net Assets - 100.0%		$92,126,323

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,386,279 and gross unrealized depreciation of investments was $(300,404), resulting in net unrealized appreciation of $19,085,875.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	–	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks:
Equity:Other	$31,780,727	$	– 0 –	$	– 0 –	$31,780,727
Retail	19,408,897		– 0 –		– 0 –	19,408,897
Residential	18,580,702		– 0 –		– 0 –	18,580,702
Lodging	8,547,070		721,783		– 0 –	9,268,853
Office	8,517,216		– 0 –		– 0 –	8,517,216
Industrials	3,952,086		– 0 –		– 0 –	3,952,086
Short-Term Investments	– 0 –		1,953,726		– 0 –	1,953,726
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	3,868,678		– 0 –		– 0 –	3,868,678

Total Investments in Securities	94,655,376		2,675,509		– 0 –	97,330,885
Other Financial Instruments*	– 0 –		– 0 –		– 0 –	– 0 –

Total^	$94,655,376		$2,675,509	$	– 0 –	$97,330,885

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Industrials - 23.5%
Aerospace & Defense - 2.6%
Hexcel Corp. (a)	31,630	$917,587
KEYW Holding Corp. (The) (a)(b)	38,671	623,763

		1,541,350

Building Products - 0.4%
Simpson Manufacturing Co., Inc.	6,784	207,658

Commercial Services & Supplies - 1.4%
Interface, Inc.	42,310	813,198

Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	38,141	750,996

Electrical Equipment - 0.6%
Thermon Group Holdings, Inc. (a)	17,158	381,079

Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	10,570	716,540

Machinery - 8.7%
Actuant Corp.-Class A	18,620	570,144
Chart Industries, Inc. (a)	10,060	804,901
IDEX Corp.	13,325	711,822
Lincoln Electric Holdings, Inc.	14,210	769,898
Middleby Corp. (a)	5,640	858,126
RBC Bearings, Inc. (a)	11,399	576,333
Valmont Industries, Inc.	5,131	806,952

		5,098,176

Marine - 1.6%
Kirby Corp. (a)	11,953	917,991

Professional Services - 2.4%
Advisory Board Co. (The) (a)	16,881	886,590
TrueBlue, Inc. (a)	25,328	535,434

		1,422,024

Road & Rail - 1.9%
Genesee & Wyoming, Inc.-Class A (a)	12,259	1,141,436

Trading Companies & Distributors - 1.4%
United Rentals, Inc. (a)	15,360	844,339

		13,834,787

Information Technology - 22.6%
Communications Equipment - 3.4%
Aruba Networks, Inc. (a)	38,870	961,644
Ciena Corp. (a)	40,942	655,481
Finisar Corp. (a)	30,130	397,415

		2,014,540

Internet Software & Services - 5.0%
CoStar Group, Inc. (a)	9,646	1,055,851

Company	Shares	U.S. $ Value
Dealertrack Technologies, Inc. (a)	30,478	$895,444
Demandware, Inc. (a)(b)	18,080	458,328
ExactTarget, Inc. (a)	22,010	512,173

		2,921,796

Semiconductors & Semiconductor Equipment - 6.0%
Cavium, Inc. (a)	21,283	825,993
Fairchild Semiconductor International, Inc. (a)	51,739	731,589
Semtech Corp. (a)	26,720	945,621
Teradyne, Inc. (a)	29,480	478,166
Veeco Instruments, Inc. (a)	14,592	559,311

		3,540,680

Software - 8.2%
Aspen Technology, Inc. (a)	25,575	825,817
BroadSoft, Inc. (a)	5,830	154,320
Cadence Design Systems, Inc. (a)	58,980	821,591
FleetMatics Group PLC (a)	22,066	535,101
Fortinet, Inc. (a)	18,833	445,965
Guidewire Software, Inc. (a)	21,699	834,110
PTC, Inc. (a)	24,770	631,387
SolarWinds, Inc. (a)	10,394	614,285

		4,862,576

		13,339,592

Health Care - 19.9%
Biotechnology - 6.0%
Achillion Pharmaceuticals, Inc. (a)	22,270	194,640
Ariad Pharmaceuticals, Inc. (a)	7,825	141,554
Celldex Therapeutics, Inc. (a)	15,907	184,203
Cepheid, Inc. (a)	6,182	237,203
Cubist Pharmaceuticals, Inc. (a)	13,131	614,794
Hyperion Therapeutics, Inc. (a)	6,674	172,323
Infinity Pharmaceuticals, Inc. (a)	5,678	275,213
Intercept Pharmaceuticals, Inc. (a)	3,036	113,546
Onyx Pharmaceuticals, Inc. (a)	7,970	708,214
Pharmacyclics, Inc. (a)	2,530	203,437
Puma Biotechnology, Inc. (a)	7,404	247,220
Synageva BioPharma Corp. (a)	3,785	207,872
TESARO, Inc. (a)	11,948	262,378

		3,562,597

Health Care Equipment & Supplies - 3.2%
Align Technology, Inc. (a)	6,860	229,879
HeartWare International, Inc. (a)	7,020	620,778
Sirona Dental Systems, Inc. (a)	10,574	779,621
Volcano Corp. (a)	12,734	283,459

		1,913,737

Company	Shares	U.S. $ Value
Health Care Providers & Services - 5.6%
Acadia Healthcare Co., Inc. (a)	27,087	$796,087
IPC The Hospitalist Co., Inc. (a)	12,931	575,171
Mednax, Inc. (a)	7,987	715,875
Team Health Holdings, Inc. (a)	20,469	744,662
WellCare Health Plans, Inc. (a)	7,873	456,319

		3,288,114

Health Care Technology - 1.0%
Vocera Communications, Inc. (a)	24,495	563,385

Life Sciences Tools & Services - 1.1%
ICON PLC (a)	20,735	669,533

Pharmaceuticals - 3.0%
Akorn, Inc. (a)	42,503	587,817
Jazz Pharmaceuticals PLC (a)	11,640	650,792
Optimer Pharmaceuticals, Inc. (a)	18,436	219,388
Pacira Pharmaceuticals, Inc./DE (a)	3,800	109,668
Repros Therapeutics, Inc. (a)(b)	11,290	181,769

		1,749,434

		11,746,800

Consumer Discretionary - 18.9%
Distributors - 1.0%
LKQ Corp. (a)	25,913	563,867

Diversified Consumer Services - 2.6%
Bright Horizons Family Solutions, Inc. (a)	20,562	694,790
Grand Canyon Education, Inc. (a)	33,493	850,387

		1,545,177

Hotels, Restaurants & Leisure - 1.7%
Orient-Express Hotels Ltd.-Class A (a)	44,038	434,215
Panera Bread Co.-Class A (a)	3,560	588,254

		1,022,469

Internet & Catalog Retail - 1.6%
HomeAway, Inc. (a)	19,786	643,045
Shutterfly, Inc. (a)	6,405	282,909

		925,954

Media - 1.7%
National CineMedia, Inc.	36,260	572,183
Pandora Media, Inc. (a)(b)	30,660	434,146

		1,006,329

Specialty Retail - 10.3%
Cabela’s, Inc. (a)	16,545	1,005,605
Conn’s, Inc. (a)(b)	21,508	772,137
Dick’s Sporting Goods, Inc.	9,880	467,324
Five Below, Inc. (a)	12,599	477,376

Company	Shares	U.S. $ Value
Francesca’s Holdings Corp. (a)	31,948	$915,630
Hibbett Sports, Inc. (a)	13,515	760,489
Lumber Liquidators Holdings, Inc. (a)	13,540	950,779
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,600	129,872
Vitamin Shoppe, Inc. (a)	11,518	562,654

		6,041,866

		11,105,662

Energy - 6.4%
Energy Equipment & Services - 3.5%
Dril-Quip, Inc. (a)	6,390	557,016
Forum Energy Technologies, Inc. (a)	6,400	184,064
Oceaneering International, Inc.	12,215	811,198
Oil States International, Inc. (a)	6,227	507,937

		2,060,215

Oil, Gas & Consumable Fuels - 2.9%
Laredo Petroleum Holdings, Inc. (a)	28,164	515,120
Matador Resources Co. (a)	38,870	344,388
Oasis Petroleum, Inc. (a)	21,485	817,934

		1,677,442

		3,737,657

Financials - 4.9%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	4,190	643,459
Stifel Financial Corp. (a)	17,136	594,105

		1,237,564

Commercial Banks - 2.8%
Iberiabank Corp.	11,739	587,185
Signature Bank/New York NY (a)	8,346	657,331
SVB Financial Group (a)	5,996	425,356

		1,669,872

		2,907,436

Materials - 1.7%
Chemicals - 1.7%
PolyOne Corp.	40,230	982,014

Consumer Staples - 0.7%
Food & Staples Retailing - 0.7%
Chefs’ Warehouse, Inc. (The) (a)	23,319	430,702

Total Common Stocks (cost $45,384,144)		58,084,650

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.6%
Time Deposit - 1.6%
State Street Time Deposit 0.01%, 4/01/13 (cost $937,570)	$938	$937,570

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $46,321,714)		59,022,220

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%
Investment Companies - 4.0%
AllianceBernstein Exchange Reserves-Class I, 0.09% (c) (cost $2,358,803)	2,358,803	2,358,803

Total Investments - 104.2% (cost $48,680,517) (d)		61,381,023
Other assets less liabilities - (4.2)%		(2,448,459)

Net Assets - 100.0%		$58,932,564

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,322,218 and gross unrealized depreciation of investments was $(621,712), resulting in net unrealized appreciation of $12,700,506.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks*	$58,084,650	$	– 0 –	$	– 0 –	$58,084,650
Short-Term Investments	– 0 –		937,570		– 0 –	937,570
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	– 0 –		2,358,803		– 0 –	2,358,803

Total Investments in Securities	58,084,650		3,296,373		– 0 –	61,381,023
Other Financial Instruments**	– 0 –		– 0 –		– 0 –	– 0 –

Total^	$58,084,650		$3,296,373		$–0 –	$61,381,023

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Financials - 27.1%
Capital Markets - 1.7%
E*Trade Financial Corp. (a)	405,330	$4,341,084
Legg Mason, Inc.	173,590	5,580,919

		9,922,003

Commercial Banks - 10.3%
Associated Banc-Corp	402,070	6,107,443
CapitalSource, Inc.	589,350	5,669,547
Comerica, Inc.	200,710	7,215,525
First Niagara Financial Group, Inc.	723,280	6,408,261
Huntington Bancshares, Inc./OH	1,081,420	7,991,694
Popular, Inc. (a)	284,650	7,859,187
Susquehanna Bancshares, Inc.	499,394	6,207,467
Webster Financial Corp.	131,670	3,194,314
Zions Bancorporation	344,650	8,612,803

		59,266,241

Insurance - 8.5%
Aspen Insurance Holdings Ltd.	219,660	8,474,483
Fidelity National Financial, Inc. - Class A	317,060	7,999,424
Platinum Underwriters Holdings Ltd.	133,910	7,473,517
Reinsurance Group of America, Inc. - Class A	85,420	5,097,011
Torchmark Corp.	113,650	6,796,270
Unum Group	224,600	6,344,950
Validus Holdings Ltd.	185,310	6,925,035

		49,110,690

Real Estate Investment Trusts (REITs) - 6.6%
American Realty Capital Properties, Inc.	356,340	5,231,071
BioMed Realty Trust, Inc.	304,390	6,574,824
Camden Property Trust	51,650	3,547,322
Glimcher Realty Trust	293,300	3,402,280
Mid-America Apartment Communities, Inc.	56,200	3,881,172
Plum Creek Timber Co., Inc.	134,390	7,015,158
RLJ Lodging Trust	357,800	8,143,528

		37,795,355

		156,094,289

Information Technology - 17.9%
Communications Equipment - 0.7%
Harris Corp.	89,010	4,124,723

Electronic Equipment, Instruments & Components - 9.7%
Anixter International, Inc.	77,560	5,422,995
Arrow Electronics, Inc. (a)	170,190	6,913,118
AU Optronics Corp. (Sponsored ADR) (a) (b)	969,352	4,168,214
Avnet, Inc. (a)	195,650	7,082,530
Flextronics International Ltd. (a)	509,280	3,442,733
Ingram Micro, Inc. - Class A (a)	210,660	4,145,789
Insight Enterprises, Inc. (a)	307,184	6,334,134
Jabil Circuit, Inc.	327,820	6,058,113
TTM Technologies, Inc. (a)	477,922	3,632,207

Company	Shares	U.S. $ Value
Vishay Intertechnology, Inc. (a)	640,320	$8,714,755

		55,914,588

IT Services - 2.0%
Amdocs Ltd.	186,850	6,773,313
Convergys Corp.	293,370	4,996,091

		11,769,404

Semiconductors & Semiconductor Equipment - 5.5%
Amkor Technology, Inc. (a) (b)	567,970	2,271,880
Entegris, Inc. (a)	681,500	6,719,590
Lam Research Corp. (a)	165,900	6,878,214
MEMC Electronic Materials, Inc. (a)	909,930	4,003,692
Micron Technology, Inc. (a)	726,950	7,254,961
MKS Instruments, Inc.	156,118	4,246,410

		31,374,747

		103,183,462

Consumer Discretionary - 16.9%
Auto Components - 3.7%
Dana Holding Corp.	398,340	7,102,402
Lear Corp.	123,260	6,763,276
TRW Automotive Holdings Corp. (a)	134,450	7,394,750

		21,260,428

Hotels, Restaurants & Leisure - 2.3%
MGM Resorts International (a)	561,370	7,382,015
Royal Caribbean Cruises Ltd.	180,280	5,988,902

		13,370,917

Household Durables - 4.3%
Meritage Homes Corp. (a)	161,240	7,555,707
Newell Rubbermaid, Inc.	134,660	3,514,626
NVR, Inc. (a)	6,445	6,961,309
PulteGroup, Inc. (a)	327,430	6,627,183

		24,658,825

Media - 1.9%
Gannett Co., Inc.	160,890	3,518,664
Regal Entertainment Group - Class A (b)	438,230	7,305,294

		10,823,958

Specialty Retail - 3.3%
GameStop Corp. - Class A (b)	156,350	4,373,110
Men’s Wearhouse, Inc. (The)	254,370	8,501,045
Office Depot, Inc. (a)	1,524,170	5,989,988

		18,864,143

Textiles, Apparel & Luxury Goods - 1.4%
Jones Group, Inc. (The)	657,360	8,361,619

		97,339,890

Company	Shares	U.S. $ Value
Industrials - 13.2%
Building Products - 1.5%
Fortune Brands Home & Security, Inc. (a)	232,080	$8,686,754

Commercial Services & Supplies - 2.0%
Avery Dennison Corp.	116,690	5,025,838
Steelcase, Inc.	444,520	6,547,780

		11,573,618

Construction & Engineering - 1.2%
Granite Construction, Inc.	15,550	495,112
Tutor Perini Corp. (a)	322,620	6,226,566

		6,721,678

Electrical Equipment - 2.5%
EnerSys, Inc. (a)	144,460	6,584,487
General Cable Corp. (a)	213,350	7,815,010

		14,399,497

Machinery - 3.8%
Kennametal, Inc.	136,900	5,344,576
Terex Corp. (a)	228,170	7,853,612
Timken Co.	148,940	8,427,025

		21,625,213

Road & Rail - 1.2%
Con-way, Inc.	202,350	7,124,744

Trading Companies & Distributors - 1.0%
Aircastle Ltd.	442,380	6,051,758

		76,183,262

Energy - 6.1%
Energy Equipment & Services - 3.4%
Bristow Group, Inc.	104,030	6,859,738
Helix Energy Solutions Group, Inc. (a)	289,330	6,619,871
Helmerich & Payne, Inc.	101,980	6,190,186

		19,669,795

Oil, Gas & Consumable Fuels - 2.7%
Cimarex Energy Co.	112,420	8,480,965
Stone Energy Corp. (a)	160,420	3,489,135
Teekay Corp.	91,160	3,278,113

		15,248,213

		34,918,008

Materials - 5.9%
Chemicals - 1.9%
Chemtura Corp. (a)	280,700	6,065,927
Huntsman Corp.	263,610	4,900,510

		10,966,437

Metals & Mining - 4.0%
Cliffs Natural Resources, Inc. (b)	113,760	2,162,578

Company	Shares	U.S. $ Value
Commercial Metals Co.	450,020	$7,132,817
Reliance Steel & Aluminum Co.	94,685	6,738,731
Steel Dynamics, Inc.	434,210	6,890,913

		22,925,039

		33,891,476

Utilities - 4.3%
Electric Utilities - 2.2%
NV Energy, Inc.	327,990	6,569,640
PNM Resources, Inc.	270,450	6,298,780

		12,868,420

Gas Utilities - 2.1%
Atmos Energy Corp.	138,610	5,917,261
UGI Corp.	163,150	6,263,328

		12,180,589

		25,049,009

Health Care - 4.2%
Health Care Providers & Services - 4.2%
Health Net, Inc./CA (a)	275,460	7,883,665
LifePoint Hospitals, Inc. (a)	152,705	7,400,085
Universal Health Services, Inc. - Class B	142,060	9,073,372

		24,357,122

Consumer Staples - 2.6%
Beverages - 0.5%
Constellation Brands, Inc. - Class A (a)	57,215	2,725,723

Food Products - 2.1%
Dole Food Co., Inc. (a)	432,570	4,715,013
Tyson Foods, Inc. - Class A	303,760	7,539,323

		12,254,336

		14,980,059

Total Common Stocks (cost $455,891,451)		565,996,577

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.8%
Time Deposit - 1.8%
State Street Time Deposit 0.01%, 4/01/13 (cost $10,401,074)	$10,401	10,401,074

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $466,292,525)		$576,397,651

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%
Investment Companies - 3.5%
AllianceBernstein Exchange Reserves - Class I, 0.09% (c) (cost $20,029,683)	20,029,683	20,029,683

Total Investments - 103.5% (cost $486,322,208) (d)		596,427,334
Other assets less liabilities - (3.5)%		(20,001,723)

Net Assets - 100.0%		$576,425,611

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $121,011,178 and gross unrealized depreciation of investments was $(10,906,052), resulting in net unrealized appreciation of $110,105,126.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$565,996,577		$	– 0	–	$	– 0	–	$565,996,577
Short-Term Investments	– 0	–		10,401,074			– 0	–	10,401,074
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	20,029,683			– 0	–		– 0	–	20,029,683

Total Investments in Securities	586,026,260			10,401,074			– 0	–	596,427,334
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$586,026,260			$10,401,074		$	– 0	–	$596,427,334

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

March 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Financials - 26.5%
Capital Markets - 0.8%
Goldman Sachs Group, Inc. (The)	5,000	$735,750
State Street Corp.	10,000	590,900

		1,326,650

Commercial Banks - 7.6%
BB&T Corp.	57,600	1,808,064
CIT Group, Inc. (a)	62,900	2,734,892
Fifth Third Bancorp	19,800	322,938
KeyCorp	24,700	246,012
Regions Financial Corp.	36,700	300,573
US Bancorp	38,500	1,306,305
Wells Fargo & Co.	163,700	6,055,263

		12,774,047

Consumer Finance - 2.8%
Capital One Financial Corp.	42,100	2,313,395
Discover Financial Services	53,800	2,412,392

		4,725,787

Diversified Financial Services - 7.9%
Bank of America Corp.	362,200	4,411,596
Citigroup, Inc.	96,300	4,260,312
JPMorgan Chase & Co.	94,400	4,480,224

		13,152,132

Insurance - 7.4%
Berkshire Hathaway, Inc. (a)	11,900	1,239,980
Chubb Corp. (The)	25,400	2,223,262
Everest Re Group Ltd.	11,400	1,480,404
Fidelity National Financial, Inc.-Class A	45,900	1,158,057
Genworth Financial, Inc.-Class A (a)	50,100	501,000
MetLife, Inc.	18,700	710,974
PartnerRe Ltd.	16,900	1,573,559
Reinsurance Group of America, Inc.-Class A	17,600	1,050,192
Torchmark Corp.	18,100	1,082,380
Travelers Cos., Inc. (The)	10,300	867,157
Validus Holdings Ltd.	15,300	571,761

		12,458,726

		44,437,342

Consumer Discretionary - 15.5%
Auto Components - 2.2%
Lear Corp.	25,400	1,393,698
Magna International, Inc. (New York)-Class A	19,400	1,138,780
TRW Automotive Holdings Corp. (a)	22,200	1,221,000

		3,753,478

Automobiles - 1.3%
Ford Motor Co.	168,100	2,210,515

Household Durables - 1.2%
PulteGroup, Inc. (a)	95,700	1,936,968

Company	Shares	U.S. $ Value
Media - 6.0%
Comcast Corp.-Class A	75,400	$3,167,554
Gannett Co., Inc.	61,000	1,334,070
News Corp.-Class A	57,000	1,739,640
Time Warner Cable, Inc.-Class A	17,500	1,681,050
Viacom, Inc.-Class B	34,300	2,111,851

		10,034,165

Multiline Retail - 1.3%
Macy’s, Inc.	52,000	2,175,680

Specialty Retail - 3.5%
GameStop Corp.-Class A (b)	57,400	1,605,478
Home Depot, Inc. (The)	7,100	495,438
Lowe’s Cos., Inc.	34,500	1,308,240
TJX Cos., Inc.	54,100	2,529,175

		5,938,331

		26,049,137

Energy - 14.3%
Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc.	20,100	1,398,156
Halliburton Co.	33,000	1,333,530
Helix Energy Solutions Group, Inc. (a)	34,600	791,648

		3,523,334

Oil, Gas & Consumable Fuels - 12.2%
BP PLC (Sponsored ADR)	20,600	872,410
Chevron Corp.	37,500	4,455,750
Exxon Mobil Corp.	106,500	9,596,715
HollyFrontier Corp.	4,300	221,235
Marathon Petroleum Corp.	26,300	2,356,480
Royal Dutch Shell PLC (ADR)	17,900	1,166,364
Valero Energy Corp.	39,000	1,774,110

		20,443,064

		23,966,398

Health Care - 13.9%
Biotechnology - 0.5%
Vertex Pharmaceuticals, Inc. (a)	15,000	824,700

Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.	40,400	1,897,184

Health Care Providers & Services - 3.1%
Aetna, Inc.	24,900	1,272,888
Health Net, Inc./CA (a)	28,800	824,256
WellPoint, Inc.	46,000	3,046,580

		5,143,724

Pharmaceuticals - 9.2%
AstraZeneca PLC (Sponsored ADR)	26,200	1,309,476
Johnson & Johnson	34,500	2,812,785
Merck & Co., Inc.	68,500	3,029,755
Pfizer, Inc.	243,700	7,033,182

Company	Shares	U.S. $ Value
Roche Holding AG (Sponsored ADR)	20,500	$1,201,300

		15,386,498

		23,252,106

Information Technology - 7.4%
Communications Equipment - 1.9%
Cisco Systems, Inc.	109,400	2,287,554
Harris Corp.	18,300	848,022

		3,135,576

Computers & Peripherals - 2.2%
Hewlett-Packard Co.	151,300	3,606,992

Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	144,900	1,953,252
Micron Technology, Inc. (a)	142,600	1,423,148

		3,376,400

Software - 1.3%
CA, Inc.	9,600	241,632
Electronic Arts, Inc. (a)	31,500	557,550
Symantec Corp.(a)	57,700	1,424,036

		2,223,218

		12,342,186

Consumer Staples - 6.9%
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	11,000	604,890
Kroger Co. (The)	79,500	2,634,630

		3,239,520

Food Products - 2.1%
Bunge Ltd.	9,500	701,385
Smithfield Foods, Inc. (a)	19,000	503,120
Tyson Foods, Inc.-Class A	90,900	2,256,138

		3,460,643

Household Products - 0.8%
Procter & Gamble Co. (The)	18,700	1,441,022

Tobacco - 2.1%
Altria Group, Inc.	56,000	1,925,840
Philip Morris International, Inc.	16,500	1,529,715

		3,455,555

		11,596,740

Industrials - 5.9%
Aerospace & Defense - 0.3%
Northrop Grumman Corp.	6,700	470,005

Airlines - 0.9%
Delta Air Lines, Inc. (a)	92,800	1,532,128

Company	Shares	U.S. $ Value
Industrial Conglomerates - 2.9%
General Electric Co.	212,900	$4,922,248

Machinery - 1.8%
Flowserve Corp.	2,700	452,817
Illinois Tool Works, Inc.	20,600	1,255,364
Parker Hannifin Corp.	2,000	183,160
Timken Co.	19,300	1,091,994

		2,983,335

		9,907,716

Utilities - 3.4%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	19,000	923,970
Edison International	27,500	1,383,800
NV Energy, Inc.	89,400	1,790,682

		4,098,452

Gas Utilities - 0.8%
Atmos Energy Corp.	32,000	1,366,080

Multi-Utilities - 0.2%
DTE Energy Co.	4,000	273,360

		5,737,892

Materials - 2.4%
Chemicals - 2.4%
CF Industries Holdings, Inc.	1,100	209,407
Huntsman Corp.	69,000	1,282,710
LyondellBasell Industries NV	38,800	2,455,652

		3,947,769

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	93,800	3,441,522

Total Investments Before Security Lending Collateral for Securities Loaned - 98.3% (cost $133,070,591)		164,678,808

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Investment Companies - 0.9%
AllianceBernstein Exchange Reserves-Class I, 0.09%(c) (cost $1,549,800)	1,549,800	1,549,800

Total Investments - 99.2% (cost $134,620,391) (d)		166,228,608
Other assets less liabilities - 0.8%		1,265,103

Net Assets - 100.0%		$167,493,711

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of March 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,797,106 and gross unrealized depreciation of investments was $(1,188,889), resulting in net unrealized appreciation of $31,608,217.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Value Portfolio

March 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$44,437,342		$	– 0	–	$	– 0	–	$44,437,342
Consumer Discretionary	26,049,137			– 0	–		– 0	–	26,049,137
Energy	23,966,398			– 0	–		– 0	–	23,966,398
Health Care	22,050,806			1,201,300			– 0	–	23,252,106
Information Technology	12,342,186			– 0	–		– 0	–	12,342,186
Consumer Staples	11,596,740			– 0	–		– 0	–	11,596,740
Industrials	9,907,716			– 0	–		– 0	–	9,907,716
Utilities	5,737,892			– 0	–		– 0	–	5,737,892
Materials	3,947,769			– 0	–		– 0	–	3,947,769
Telecommunication Services	3,441,522			– 0	–		– 0	–	3,441,522
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	1,549,800			– 0	–		– 0	–	1,549,800

Total Investments in Securities	165,027,308			1,201,300			– 0	–	166,228,608
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$165,027,308			$1,201,300		$	– 0	–	$166,228,608

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2013